As filed with the Securities and Exchange Commission on May 2, 2000
                                                        Registration No. 2-52242
                                                       Registration No. 811-2538

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
--------------------------------------------------------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]
               Pre-Effective Amendment No.                            [ ]
               Post-Effective Amendment No. 74                        [X]
                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
               Amendment No. 68                                       [X]

                        (Check appropriate box or boxes)

                   -----------------------------------------

                           TOUCHSTONE INVESTMENT TRUST
                      (f/k/a/ Countrywide Investment Trust)

               (Exact name of Registrant as Specified in Charter)

                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
              (Address of Registrant's Principal Executive Offices)
                  Registrant's Telephone Number (513) 629-2000

                   -----------------------------------------

                                                  Copy to:
      ROBERT H. LESHNER                           KAREN M. MCLAUGHLIN, ESQ.
      312 Walnut Street, 21st Floor               Frost & Jacobs LLP
      Cincinnati, Ohio 45202                      2500 PNC Center
      (Name and Address of Agent for Service)     201 East Fifth Street
                                                  Cincinnati, Ohio 45202

                   -----------------------------------------

        Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on May 2, 2000 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on ____________ pursuant to paragraph (a)(1) of Rule 485
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, please check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             TOTAL NUMBER OF PAGES:
                             EXHIBIT INDEX ON PAGE:

                           TOUCHSTONE INVESTMENT TRUST

                         FORM N-1A CROSS-REFERENCE SHEET

FORM N-1A ITEM NO.                           HEADING IN PROSPECTUS
-----------------------------------------------------------------------------------------------
1.      Front and Back Cover Pages           Cover Page; For More Information

2.      Risk/Return Summary: Investments,    Touchstone High Yield Fund; Touchstone Bond Fund;
        Risks, and Performance               Touchstone Intermediate Term Government Income
                                             Fund; Touchstone Money Market Fund; Touchstone
                                             Short Term Government Income Fund; Touchstone
                                             Institutional Government Income Fund; Investment
                                             Strategies and Risks

3.      Risk/Return Summary: Fee Table       Touchstone High Yield Fund; Touchstone Bond Fund;
                                             Touchstone Intermediate Term Government Income
                                             Fund; Touchstone Money Market Fund; Touchstone
                                             Short Term Government Income Fund; Touchstone
                                             Institutional Government Income Fund

4.      Investment Objectives, Principal     Investment Strategies and Risks
        Investment Strategies, and Related
        Risks

5.      Management's Discussion of Fund      None
        Performance

6.      Management, Organization, and        The Fund's Management
        Capital Structure

7.      Shareholder Information              Investing with Touchstone; Distributions and Taxes

8.      Distribution Arrangements            Investing with Touchstone

9.      Financial Highlights Information     Financial Highlights

FORM N-1A ITEM NO.                           HEADING IN STATEMENT OF ADDITIONAL INFORMATION

10.     Cover Page and Table of Contents     Cover Page; Table of Contents

11.     Fund History                         The Trust

12.     Description of the Fund and Its      Definitions; Policies and Risk Considerations;
        Investment and Risks                 Investment Restrictions; Portfolio Turnover;
                                             Appendix

13.     Management of the Fund               Trustees and Officers

14.     Control Persons and Principal        Principal Security Holders
        Holders of Securities


15.     Investment Advisory and Other        The Investment Adviser and Sub-Advisors; The
        Services                             Distributor; Distribution Plans; Custodian;
                                             Auditors; Transfer, Accounting and Administrative
                                             Services; Choosing a Share Class

16.     Brokerage Allocation and Other       Securities Transactions
        Practices

17.     Capital Stock and Other Securities   The Trust; Choosing a Share Class

18.     Purchase, Redemption, and Pricing    Calculation of Share Price and Public Offering
        of Shares                            Price; Other Purchase Information; Redemption in
                                             Kind

19.     Taxation of the Fund                 Taxes

20.     Underwriters                         The Distributor

21.     Calculation of Performance Data      Historical Performance Information

22.     Financial Statements                 None

TOUCHSTONE FAMILY OF FUNDS
--------------------------

                                                                      PROSPECTUS
                                                                     MAY 2, 2000

TOUCHSTONE INVESTMENT TRUST

o  TOUCHSTONE HIGH YIELD FUND
o  TOUCHSTONE BOND FUND
o  TOUCHSTONE INTERMEDIATE TERM GOVERNMENT INCOME FUND
o  TOUCHSTONE MONEY MARKET FUND
o  TOUCHSTONE SHORT TERM GOVERNMENT INCOME FUND
o  TOUCHSTONE INSTITUTIONAL GOVERNMENT INCOME FUND

Neither the Securities and Exchange Commission nor any state securities commission has approved the Fund's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TOUCHSTONE FAMILY OF FUNDS

Each Fund is a series of Touchstone Investment Trust (the "Trust") which is a group of six taxable bond and money market funds. The Trust is part of the Touchstone Family of Funds which also consists of Touchstone Strategic Trust, a group of eight equity mutual funds, and Touchstone Tax-Free Trust, a group of six tax-free bond and money market funds. Each Fund has a different investment goal and risk level. For further information about the Touchstone Family of Funds, contact Touchstone at 800.543.0407.

TABLE OF CONTENTS
                                                                   Page

Touchstone High Yield Fund

Touchstone Bond Fund

Touchstone Intermediate Term Government Income Fund

Touchstone Money Market Fund

Touchstone Short Term Government Income Fund

Touchstone Institutional Government Income Fund

Investment Strategies And Risks

The Funds' Management

Investing With Touchstone

Distributions And Taxes

Financial Highlights

For More Information

TOUCHSTONE HIGH YIELD FUND
--------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone High Yield Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in non-investment grade debt securities (at least 65% of total assets) of domestic corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity between 6 and 10 years, but may vary between 4 and 12 years.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the U.S. enters into an economic downturn or recession
     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because the issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you.

PERFORMANCE NOTE

The Fund's performance information is only shown when the Fund has had a full calendar year of operations. Since the Fund started on May 2, 2000, there is no performance information included in this prospectus.

THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees (fees paid
                                                  directly from your investment)

                                                Class A Shares    Class C Shares
Maximum Sales Charge (Load)                          4.75%             2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        4.75%1            1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of the amount redeemed)                *              1.00%2
--------------------------------------------------------------------------------
Redemption Fee                                         **                **
--------------------------------------------------------------------------------
Exchange Fee                                         None              None
--------------------------------------------------------------------------------

                                                       Annual Fund Operating
                                                    Expenses (expenses that are
                                                     deducted from Fund assets)

                                                Class A Shares    Class C Shares

Management Fees                                      0.60%             0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.35%             1.00%
--------------------------------------------------------------------------------
Other Expenses                                       1.00%             1.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.95%             2.60%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement3             0.90%             0.80%
--------------------------------------------------------------------------------
Net Expenses4                                        1.05%             1.80%
--------------------------------------------------------------------------------

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of their purchase.

     ** You will be charged $8 for each wire redemption. This fee is subject to change.

     1 You may pay a reduced sales charge on very large purchases. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     2 The 1.00% is waived for benefits paid to you through a qualified pension plan or if shares are held for one year or longer.

     3 Touchstone Advisors, Inc. has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund. The contractual waiver will remain in place until at least March 31, 2001.

     4 Net expenses are based on estimated amounts for the current fiscal year.

The following example should help you compare the cost of investing in the Touchstone High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       If You Sell Your
       Shares After               Class A Shares       Class C Shares

       1 Year                         $577                  $306
       ----------------------------------------------------------------

       3 Years                        $975                  $848
       ----------------------------------------------------------------

TOUCHSTONE BOND FUND
--------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in investment grade debt securities (at least 65% of total assets). The Fund's investment in debt securities may be determined by the direction in which interest rates are expected to move because the value of these securities generally moves in opposite direction from interest rates. The Fund expects to have an average effective maturity between 5 and 15 years.

The Fund invests in:

     o    Mortgage-related securities (up to 60%)
     o    Asset-backed securities
     o    Government Securities
     o    Corporate debt securities

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you prefer to take a relatively low risk approach to investing. Safety of your investment may the most important factor to you. You may be willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Touchstone Bond Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund's inception. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                         TOUCHSTONE BOND FUND - CLASS A

YEARS        TOTAL RETURN

1995               16.95%

1996                2.85%

1997                7.30%

1998                8.56%

1999               -1.68%

     During the period shown in the bar chart, the highest quarterly return was 5.21% (for the quarter ended June 30, 1995) and the lowest quarterly return was -2.10% (for the quarter ended March 31, 1998).

The table below indicates the risks of investing in the Touchstone Bond Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Aggregate Index and to the Wiesenberger Corp - Investment Grade - MF index. The Lehman

Brothers Aggregate Index is comprised of approximately 6,000 publicly traded bonds with an average maturity of about 10 years. The Wiesenberger Corp - Investment Grade - MF index is a composite index of the annual returns of mutual funds that have an investment style similar to the Touchstone Bond Fund. The table shows the effect of the Class A sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                                              Since Fund
                                                         1 Year    5 Years     Started*
     Touchstone Bond Fund - Class A                      -6.37%     5.59%        5.37%
     ------------------------------------------------
     Touchstone Bond Fund - Class C                      -2.41%       n/a       -2.41%
     ------------------------------------------------
     Lehman Brothers Aggregate Index                     -0.83%     7.72%        7.43%
     ------------------------------------------------
     Wiesenberger Corp - Investment Grade - MF           -1.70%     7.01%        6.65%
     ------------------------------------------------

* Inception date for Touchstone Bond Fund Class A was October 3, 1994, and Class C was January 1, 1999.

THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees (fees paid
                                                  directly from your investment)

                                                Class A Shares    Class C Shares
Maximum Sales Charge (Load)                          4.75%             2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        4.75%1            1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price             *              1.00%2
or the amount redeemed, whichever is less)
--------------------------------------------------------------------------------
Redemption Fee                                         **                **
--------------------------------------------------------------------------------
Exchange Fee                                         None              None
--------------------------------------------------------------------------------

                                                       Annual Fund Operating
                                                    Expenses (expenses that are
                                                     deducted from Fund assets)

                                                Class A Shares    Class C Shares

Management Fees                                      0.50%             0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%             1.00%
--------------------------------------------------------------------------------
Other Expenses                                       1.51%             1.51%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses3                2.26%             3.01%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement4             1.36%             1.36%
--------------------------------------------------------------------------------
Net Expenses                                         0.90%             1.65%
--------------------------------------------------------------------------------

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of their purchase.

     ** You will be charged $8 for each wire redemption. The fee is subject to change.

     1 You may pay a reduced sales charge on very large purchases. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     2 The 1.00% is waived for benefits paid to you through a qualified pension plan or if shares are held for one year or longer.

     3 The expense information in the table has been restated to reflect current fees.

     4 Touchstone Advisors, Inc. has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund. The contractual waiver will remain in place until at least December 31, 2000.

The following example should help you compare the cost of investing in the Touchstone Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of time periods indicated.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       If You Sell Your
       Shares After               Class A Shares       Class C Shares

       1 Year                          $562                  $291
       ------------------------------------------------------------------
       3 Years                       $1,023                  $917
       ------------------------------------------------------------------
       5 Years                       $1,509                $1,569
       ------------------------------------------------------------------
       10 Years                      $2,846                $3,316
       ------------------------------------------------------------------

TOUCHSTONE INTERMEDIATE TERM GOVERNMENT INCOME FUND
---------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Intermediate Term Government Income Fund seeks high current income, consistent with the protection of capital. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in intermediate-term government securities including mortgage-related securities, having an effective maturity of 20 years or less. The dollar-weighted average maturity of the Fund's portfolio normally will be between 3 and 10 years.

The Fund invests in:

     o    Government securities
     o    Mortgage-related securities
     o    Securities issued on a to-be-announced basis

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because fluctuations in interest rates generally have a more pronounced effect on longer-term debt securities
     o Because mortgage-related securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment
     o Because to-be-announced securities involve additional risks, such as committing to purchase securities before all the specific information about the securities is known

The Fund's share price could fluctuate and you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you prefer to take a relatively low risk approach to investing. Safety of your investment may be the most important factor to you. You may be willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Touchstone Intermediate Term Government Income Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

               TOUCHSTONE INTERMEDIATE TERM GOVERNMENT INCOME FUND

YEARS        TOTAL RETURN

1990                6.98%

1991               15.09%

1992                6.60%

1993               10.33%

1994               -6.30%

1995               16.86%

1996                2.53%

1997                7.22%

1998                7.97%

1999               -1.96%


     During the period shown in the bar chart, the highest quarterly return was 5.95% (for the quarter ended June 30, 1995) and the lowest quarterly return was -4.07% (for the quarter ended March 31, 1994).

The table below indicates the risks of investing in the Touchstone Intermediate Term Government Income Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Intermediate Government Bond Index. The Lehman

Brothers Intermediate Government Bond Index is an unmanaged index generally representative of intermediate term U.S. government securities. The table shows the effect of the sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                   1 Year    5 Years    10 Years
                                                   ------    -------    --------
     Touchstone Intermediate Term
     Government Income Fund                        -6.61%     5.31%       5.80%
     -----------------------------------------
     Lehman Brothers Intermediate Government
     Bond Index                                     0.49%     6.93%       7.10%
     -----------------------------------------

THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees (fees paid
                                                  directly from your investment)

Maximum Sales Charge (Load) Imposed on
Purchases                                                       4.75%1
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                               *
--------------------------------------------------------------------------------
Redemption Fee                                                    **
--------------------------------------------------------------------------------
Exchange Fee                                                     None
--------------------------------------------------------------------------------
Check Redemption Processing Fee
--------------------------------------------------------------------------------
    First six checks per month                                   None
--------------------------------------------------------------------------------
    Additional checks per month                                 $0.25
--------------------------------------------------------------------------------

                                                       Annual Fund Operating
                                                    Expenses (expenses that are
                                                     deducted from Fund assets)

Management Fees                                                 0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.13%
--------------------------------------------------------------------------------
Other Expenses                                                  0.36%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                            0.99%
--------------------------------------------------------------------------------

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of their purchase.

     ** You will be charged $8 for each wire redemption. This fee is subject to change.

     1 You may pay a reduced sales charge on very large purchases. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

The following example should help you compare the cost of investing in the Touchstone Intermediate Term Government Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       If You Sell Your
       Shares After

       1 Year                          $571
       --------------------------------------------
       3 Years                         $775
       --------------------------------------------
       5 Years                         $996
       --------------------------------------------
       10 Years                      $1,630
       --------------------------------------------

TOUCHSTONE MONEY MARKET FUND
----------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in high-quality money market instruments.

The Fund's investments may include:

     o Domestic bank obligations including certificates of deposit, bankers' acceptances and time deposits
     o U.S. Government obligations issued directly by the U.S. Treasury or by agencies of the U.S. Government
     o    Short-term corporate debt securities
     o    Taxable and tax-exempt municipal securities
     o    Variable and floating rate securities
     o    Repurchase Agreements

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will not invest more than 5% of its assets in the securities of one issuer and will not invest more than 25% of its assets in any particular industry
     o The Fund will invest in securities rated in one of the two highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the Advisor determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment, it is possible to lose money by investing in the Fund. The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease
     o Decreases if issuers are unable to make timely payments of interest or principal

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you seek a relatively low risk short-term investment. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Touchstone Money Market Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund's inception.

The Fund's past performance does not necessarily indicate how it will perform in the future.

                          TOUCHSTONE MONEY MARKET FUND

YEARS        TOTAL RETURN

1996                5.06%

1997                5.13%

1998                5.01%

1999                4.84%


     During the period shown in the bar chart, the highest quarterly return was 1.30% (for the quarter ended December 31, 1999) and the lowest quarterly return was 1.12% (for the quarter ended June 30, 1999).

     For  information  on the Funds'  current and  effective  7-day yield,  call
     800.543.0407 (nationwide) or 629.2050 (in Cincinnati).

The table below indicates the risks of investing in the Touchstone Money Market Fund. It shows the Fund's average annual returns for the periods indicated.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                                  Since Fund
                                                   1 Year          Started*
                                                   ------          -------
     Touchstone Money Market Fund                   4.84%           5.02%
     -----------------------------------------

*    Inception date for the Touchstone Money Market Fund was September 29, 1995.

THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees (fees paid
                                                  directly from your investment)

Maximum Sales Charge (Load) Imposed on
Purchases                                                        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                             None
--------------------------------------------------------------------------------
Redemption Fee                                                     *
--------------------------------------------------------------------------------
Exchange Fee                                                     None
--------------------------------------------------------------------------------
Check Redemption Processing Fee
--------------------------------------------------------------------------------
    First six checks per month                                   None
--------------------------------------------------------------------------------
    Additional checks per month                                 $0.25
--------------------------------------------------------------------------------

                                                       Annual Fund Operating
                                                    Expenses (expenses that are
                                                     deducted from Fund assets)

Management Fees                                                  0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                        0.02%
--------------------------------------------------------------------------------
Other Expenses                                                   0.59%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             1.11%1
--------------------------------------------------------------------------------

     * You will be charged $8 for each wire redemption. This fee is subject to change.

     1 After reimbursement by the investment advisor, total Fund operating expenses were 0.65% for the fiscal year ended September 30, 1999. The investment advisor may discontinue this reimbursement at any time.

The following example should help you compare the cost of investing in the Touchstone Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       If You Sell Your
       Shares After

       1 Year                          $113
       --------------------------------------------
       3 Years                         $353
       --------------------------------------------
       5 Years                         $612
       --------------------------------------------
       10 Years                      $1,352
       --------------------------------------------

TOUCHSTONE SHORT TERM GOVERNMENT INCOME FUND
--------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Short Term Government Income Fund seeks high current income, consistent with the protection of capital. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in short-term government securities issued by the U.S. Government or its agencies, including mortgage-related securities. The Fund invests only in government securities whose payment of principal and interest is guaranteed by the U.S. Treasury.

The Fund also invests in repurchase agreements collateralized by government securities whose payment of principal and interest is guaranteed by the U.S. Treasury.

The Fund will comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund
seeks to  preserve  the  value of your  investment,    it is
possible to lose money by investing in the Fund. The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease
     o Decreases if mortgage-related securities are prepaid and the Fund must reinvest the prepayment proceeds during a time of declining interest rates

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you seek a relatively low risk short-term investment. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Touchstone Short Term Government Income Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

                  TOUCHSTONE SHORT TERM GOVERNMENT INCOME FUND

YEARS        TOTAL RETURN

1990                7.29%

1991                5.44%

1992                2.96%

1993                2.25%

1994                3.16%

1995                4.89%

1996                4.43%

1997                4.61%

1998                4.58%

1999                4.09%


     During the period shown in the bar chart, the highest quarterly return was 1.81% (for the quarter ended September 30, 1990) and the lowest quarterly return was 0.54% (for the quarter ended June 30, 1993).

     For  information  on the Fund's  current and  effective  7-day yield,  call
     800.543.0407 (nationwide) or 629.2050 (Cincinnati).

The table below indicates the risks of investing in the Touchstone Short Term Government Income Fund. It shows the Fund's average annual returns for the periods indicated.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                    1 Year    5 Years   10 Years
                                                    ------    -------   --------
     Touchstone Short Term Government Income Fund    4.09%     4.52%      4.36%
     --------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees (fees paid
                                                  directly from your investment)

Maximum Sales Charge (Load) Imposed on
Purchases                                                        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                             None
--------------------------------------------------------------------------------
Redemption Fee                                                     *
--------------------------------------------------------------------------------
Exchange Fee                                                     None
--------------------------------------------------------------------------------
Check Redemption Processing Fee
--------------------------------------------------------------------------------
    First six checks per month                                   None
--------------------------------------------------------------------------------
    Additional checks per month                                 $0.25
--------------------------------------------------------------------------------

                                                       Annual Fund Operating
                                                    Expenses (expenses that are
                                                     deducted from Fund assets)

Management Fees                                                 0.47%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.13%
--------------------------------------------------------------------------------
Other Expenses                                                  0.35%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                            0.95%
--------------------------------------------------------------------------------

     * You will be charged $8 for each wire redemption. This fee is subject to change.

The following example should help you compare the cost of investing in the Touchstone Short Term Government Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       If You Sell Your
       Shares After

       1 Year                           $97
       --------------------------------------------
       3 Years                         $303
       --------------------------------------------
       5 Years                         $525
       --------------------------------------------
       10 Years                      $1,166
       --------------------------------------------

TOUCHSTONE INSTITUTIONAL GOVERNMENT INCOME FUND
-----------------------------------------------

THE FUND'S INVESTMENT GOAL

The Touchstone Institutional Government Income Fund seeks high current income, consistent with the protection of capital. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in short-term government securities issued by the U.S. Treasury or agencies of the U.S. government, including mortgage-related securities.

The Fund also invests in repurchase agreements collateralized by government securities.

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in one of the two highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment, it is possible to lose money by investing in the Fund. The Fund's yield:

     o    Varies from day to day due to changes in interest rates
     o Decreases if mortgage-related securities are prepaid and the Fund must reinvest the prepayment proceeds during a time of declining interest rates

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you seek a relatively low risk short-term investment. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Touchstone Institutional Government Income Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

                 TOUCHSTONE INSTITUTIONAL GOVERNMENT INCOME FUND

YEARS        TOTAL RETURN

1990                8.07%

1991                5.98%

1992                3.50%

1993                2.97%

1994                3.87%

1995                5.59%

1996                5.09%

1997                5.22%

1998                5.19%

1999                4.87%

     During the period shown in the bar chart, the highest quarterly return was 1.99% (for the quarter ended June 30, 1990) and the lowest quarterly return was 0.72% (for the quarter ended March 31, 1993).

     For  information  on the Fund's  current and  effective  7-day yield,  call
     800.543.0407 (nationwide) or 629.2050 (Cincinnati).

The table below indicates the risks of investing in the Touchstone Institutional Government Income Fund. It shows the Fund's average annual returns for the periods indicated.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                       1 Year  5 Years  10 Years
                                                       ------  -------  --------
     Touchstone Institutional Government Income Fund    4.87%    5.19%    5.03%
     -----------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees (fees paid
                                                  directly from your investment)

Maximum Sales Charge (Load) Imposed on
Purchases                                                         None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                              None
--------------------------------------------------------------------------------

                                                       Annual Fund Operating
                                                    Expenses (expenses that are
                                                     deducted from Fund assets)

Management Fees                                                 0.20%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.01%
--------------------------------------------------------------------------------
Other Expenses                                                  0.26%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses1                           0.47%
--------------------------------------------------------------------------------
     1 After reimbursement by the investment advisor, total Fund operating expenses were 0.40% for the fiscal year ended September 30, 1999. The investment advisor may discontinue this reimbursement at any time.

The following example should help you compare the cost of investing in the Touchstone Institutional Government Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       If You Sell Your
       Shares After

       1 Year                           $48
       --------------------------------------------

       3 Years                         $151
       --------------------------------------------

       5 Years                         $263
       --------------------------------------------

       10 Years                        $591
       --------------------------------------------

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?

The Touchstone Bond Fund may engage in active trading to achieve its investment goals. This may cause the Fund to realize higher capital gains which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs which would lower the Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOAL?

Each Fund's investment goal may be changed by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change took effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?

TOUCHSTONE HIGH YIELD FUND. The Fund also invests in:

     o Securities of foreign companies (up to 15%), but only up to 5% of its assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar
     o    Debt securities of emerging market countries
     o Mortgage-related securities and other types of loans and loan participations
     o    Government Securities and securities of foreign governments

TOUCHSTONE BOND FUND. The Fund also invests in:

     o    Preferred stocks
     o Non-investment grade U.S. and foreign debt securities and preferred stock rated as low as B (up to 35%)
     o    Debt securities denominated by foreign currencies (up to 20%)

THE FUNDS AT A GLANCE

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN?

The following table shows the main types of securities in which a Fund generally will invest. Investments marked P are principal investments. Investments marked O are other types of securities in which the Fund may invest to a lesser extent. Some of the Funds' investments are described in detail below:

                                                               TOUCHSTONE
                                                              INTERMEDIATE                     TOUCHSTONE      TOUCHSTONE
                                               TOUCHSTONE         TERM         TOUCHSTONE      SHORT TERM    INSTITUTIONAL
                              TOUCHSTONE          BOND         GOVERNMENT     MONEY MARKET     GOVERNMENT      GOVERNMENT
                            HIGH YIELD FUND       FUND        INCOME FUND         FUND        INCOME FUND     INCOME FUND
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL INSTRUMENTS
Invests in money market                            O               O               P               P               P
instruments
----------------------------------------------------------------------------------------------------------------------------
Invests in short-term              O               O               O               P               P               P
debt securities
----------------------------------------------------------------------------------------------------------------------------
Invests in intermediate            P               P               P
term debt securities
----------------------------------------------------------------------------------------------------------------------------

                                       27

                                                               TOUCHSTONE
                                                              INTERMEDIATE                     TOUCHSTONE      TOUCHSTONE
                                               TOUCHSTONE         TERM         TOUCHSTONE      SHORT TERM    INSTITUTIONAL
                              TOUCHSTONE          BOND         GOVERNMENT     MONEY MARKET     GOVERNMENT      GOVERNMENT
                            HIGH YIELD FUND       FUND        INCOME FUND         FUND        INCOME FUND     INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
Invests in variable and                                                            P               O               O
floating rate securities
----------------------------------------------------------------------------------------------------------------------------
Invests in government                              P               P               P               P               P
securities
----------------------------------------------------------------------------------------------------------------------------
Invests in municipal                               O                               P               O               O
securities
----------------------------------------------------------------------------------------------------------------------------
Invests in corporate debt          P               P                               P
securities
----------------------------------------------------------------------------------------------------------------------------
Invests in                         O               P               P                               P               P
mortgage-related
securities
----------------------------------------------------------------------------------------------------------------------------
Invests in asset-backed                            P                               O
securities
----------------------------------------------------------------------------------------------------------------------------
Invests in investment              O               P               P               P               P               P
grade debt securities
----------------------------------------------------------------------------------------------------------------------------
Invests in non-investment          P               O
grade debt securities
----------------------------------------------------------------------------------------------------------------------------
Invests in foreign                 O
companies
----------------------------------------------------------------------------------------------------------------------------
Invests in foreign debt            O               O
securities
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT TECHNIQUES
Invests in repurchase              O               O               O               P               P               P
agreements
----------------------------------------------------------------------------------------------------------------------------
Invests in                                         O               P
to-be-announced securities
----------------------------------------------------------------------------------------------------------------------------
Invests in emerging                O
market countries
----------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

MONEY MARKET INSTRUMENTS include:

     o    Bank obligations
     o    Short-term government securities
     o    Short-term corporate debt securities
     o    Short-term municipal securities
     o    Variable and floating rates securities

BANK OBLIGATIONS include:

     o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal
     o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange
     o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

GOVERNMENT SECURITIES include:

     o Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds
     o Obligations issued by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association, Student Loan Marketing Association, Small Business Administration and Tennessee Valley Authority
     o    U.S. Treasuries issued without interest coupons (STRIPS)
     o Inflation-indexed bonds issued by the U.S. Treasury whose principal value is periodically adjusted to the rate of inflation

Some government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury.

CORPORATE DEBT SECURITIES are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation and revenue bonds. General obligations bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

FOREIGN COMPANIES. A foreign company is organized under the laws of a foreign country and:

     o    Has the principal trading market for its stock in a foreign country
     o Derives at least 50% of its revenues or profits from operations in foreign countries or has at least 50% of its assets located in foreign countries

Foreign countries do not include companies based in Canada with respect to the Funds.

FOREIGN DEBT SECURITIES are obligations of a country other than the U.S. to pay interest and repay principal.

INVESTMENT GRADE SECURITIES. Investment grade securities are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).

NON-INVESTMENT GRADE SECURITIES. Non-investment grade securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated by S&P as less than BBB or by Moody's as less than Baa.

ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example, credit card receivables, that are combined or pooled for sale to investors.

MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by agencies of the U.S. government such as:

     o    The Government National Mortgage Association (GNMA)
     o    The Federal National Mortgage Association (FNMA)
     o    The Federal Home Loan Mortgage Corporation (FHLMC)

The loans may also be grouped together by private issuers such as:

     o    Commercial banks
     o    Savings and loan institutions
     o    Mortgage bankers
     o    Private mortgage insurance companies

Mortgage-related securities include Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs). CMOs and REMICs are types of mortgage-related securities that provide an investor with a specified interest in the cash flow from a pool of mortgage loans or other mortgage-backed securities. CMOs and REMICs are issued in two or more classes with varying maturity dates and interest rates. A REMIC is a private entity formed to hold a fixed pool of mortgages secured by an interest in real property. A REMIC is a type of CMO that qualifies for special tax treatment under the Internal Revenue Code.

EMERGING MARKET SECURITIES. Emerging Market securities are issued by a company that:

     o Is organized under the laws of an emerging market country (any country other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States)
     o Has its principal trading market for its stock in an emerging market country
     o Derives at least 50% of its revenues or profits from operations within emerging market countries or has at least 50% of its assets located in emerging market countries

REPURCHASE AGREEMENTS. Repurchase Agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

TO-BE-ANNOUNCED SECURITIES. To-Be-Announced securities are paid for and delivered within 15 to 45 days from their date of purchase. In a to-be-announced transaction, the parties to the transaction commit to purchasing or selling securities before all the specific information, particularly the face amount of the securities. If a Fund invests in to-be-announced securities, it will maintain a segregated account of cash or liquid securities to pay for its to-be-announced securities and this account will be valued daily in order to account for market fluctuations in the value of its to-be-announced commitments.

HOW CAN I TELL, AT A GLANCE, THE FUND'S KEY RISKS?

The following table shows some of the main risks to which the Fund is subject. Risks marked P are principal risks. Risks marked O are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below:

                                                                        TOUCHSTONE
                                                                       INTERMEDIATE                      TOUCHSTONE     TOUCHSTONE
                                                                           TERM          TOUCHSTONE      SHORT TERM    INSTITUTIONAL
                                       TOUCHSTONE    TOUCHSTONE BOND    GOVERNMENT      MONEY MARKET     GOVERNMENT     GOVERNMENT
                                     HIGH YIELD FUND       FUND         INCOME FUND         FUND        INCOME FUND     INCOME FUND
INTEREST RATE RISK                          P               P                P               P               P               P
------------------------------------------------------------------------------------------------------------------------------------
   Mortgage-Related Securities                              P                P               P               P               P
------------------------------------------------------------------------------------------------------------------------------------
CREDIT RISK                                 P               P                P               P               P               P
------------------------------------------------------------------------------------------------------------------------------------
   Non-Investment Grade Securities          P               O
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTING RISK                      O               O
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Market Risk                     O
------------------------------------------------------------------------------------------------------------------------------------
   Political Risk                           O
------------------------------------------------------------------------------------------------------------------------------------

RISKS OF INVESTING IN THE FUND

INTEREST RATE RISK. The Fund is subject to the risk that the market value of the debt securities in which it invests will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

     o Mortgage-related securities. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs, the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by the Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at lower interest rate than the original investment, lowering the Fund's yield. Mortgage-related securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

CREDIT RISK. The debt securities in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

     o Non-Investment Grade Securities. Non-investment grade securities are sometimes referred to as "junk bonds" and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment grade securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade securities can also be more difficult to sell for good value.

FOREIGN INVESTING. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

     o Emerging Markets Risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

     o Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, the Fund may invest in Eastern Europe and former states of the Soviet Union. There countries were under communist rule that took control of private industry. This could occur again in this region or others in which the Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

THE FUND'S MANAGEMENT

INVESTMENT ADVISOR

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 311 Pike Street, Cincinnati, Ohio 45202, is the investment advisor for the Fund.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 1999, Touchstone Advisors had approximately $422 million in assets under management.

Touchstone Advisors is responsible for selecting each Fund's Sub-Advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Fund's Sub-Advisor, including:

     o    Level of knowledge and skill
     o    Performance as compared to its peers or benchmark
     o    Consistency of performance over five years or more
     o    Level of compliance with investment rules and strategies
     o    Employees, facilities and financial strength
     o    Quality of service

Touchstone Advisors will also continually monitor the performance of each Fund's Sub-Advisor through various analyses and through in-person, telephone and written consultations with the Fund's Sub-Advisor.

Touchstone Advisors discusses its expectations for performance with each Sub-Advisor. Touchstone provides written evaluations and recommendations to the Board of Trustees, including whether or not each Sub-Advisor's contract should be renewed, modified or terminated.

After May 1, 2000, Touchstone Advisors is responsible for running all of the operations of each Fund, except for those that are subcontracted to the Sub-Advisor, custodian, transfer agent and administrator. Each Fund will pay Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays each Sub-Advisor a fee for its services. The fee to be paid to Touchstone Advisors by each Fund is shown in the table below:

                                                 Fee to Touchstone Advisors
                                              (as % of average daily net assets)

Touchstone High Yield Fund                    0.60%  of assets*
--------------------------------------------------------------------------------
Touchstone Bond Fund                          0.50%  of assets
--------------------------------------------------------------------------------
Touchstone Intermediate Term
  Government Income Fund;
Touchstone Money Market Fund;
Touchstone Short Term Government Income Fund  0.50%  of assets up to $50 million
                                              0.45%  of assets from $50 million
                                                     to $150 million
                                              0.40%  of assets from $150 million
                                                     to $250 million
                                              0.375% of assets over $250 million
--------------------------------------------------------------------------------
Touchstone Institutional Government
   Income Fund                                0.20%  of assets
--------------------------------------------------------------------------------

     * Touchstone High Yield Fund has been in operations for less than one full fiscal year.

Touchstone Advisors was also responsible for running the operations of the Touchstone Bond Fund for the previous fiscal year. The fee paid to Touchstone Advisors by the Touchstone Bond Fund for the fiscal year ended December 31, 1999 was 0.55% of average daily assets.

Prior to May 1, 2000, a different investment advisor (the "Previous Advisor") was responsible for running all of the operations of each Fund (except the Touchstone Bond Fund), except for those that are subcontracted to the Sub-Advisor, custodian, transfer agent and administrator. The fee paid to the Previous Advisor by each Fund (except the Touchstone Bond Fund) for the last fiscal year is shown in the table below:

                                                    Fee to Previous Advisor
                                              (as % of average daily net assets)

     Touchstone Intermediate Term Government Income Fund         0.50%
     ---------------------------------------------------------------------------

     Touchstone Money Market Fund                                0.50%
     ---------------------------------------------------------------------------

     Touchstone Short Term Government Income Fund                0.47%
     ---------------------------------------------------------------------------

     Touchstone Institutional Government Income Fund             0.20%
     ---------------------------------------------------------------------------

FUND SUB-ADVISOR

The Sub-Advisor makes the day-to-day decisions regarding buying and selling specific securities for the Fund. The Sub-Advisor manages the investments held by the Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUNDS

FORT WASHINGTON INVESTMENT ADVISORS, INC. (FORT WASHINGTON)
  420 EAST FOURTH STREET, CINCINNATI, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. As of December 31, 1999, Fort Washington had assets under management of $18 billion.

At Fort Washington, a primary manager and a secondary manager are responsible for the day-to-day management of each of the Funds. The primary and secondary managers for each Fund are as follows:

FUND                                                       PRIMARY MANAGER      SECONDARY MANAGER
----                                                       ---------------      -----------------
Touchstone High Yield Fund                                 Brendan White        Roger Lanham
Touchstone Bond Fund                                       Roger Lanham         Richard Loebig
Touchstone Intermediate Term Government Income Fund        Scott Weston         Richard Loebig
Touchstone Money Market Fund                               Ryan Nelson          Scott Weston
Touchstone Short Term Government Income Fund               Ryan Nelson          Scott Weston
Touchstone Institutional Government Income Fund            Ryan Nelson          Scott Weston

Brendan M. White, CFA, is the primary manager of the Touchstone High Yield Fund. Mr. White is Senior Portfolio Manager of Fort Washington. He joined Fort Washington in 1993. Mr. White has 11 years of fixed income management experience and was with Ohio Casualty prior to joining Fort Washington.

Roger M. Lanham, CFA, is the primary manager of the Touchstone Bond Fund and the secondary manager of the Touchstone High Yield Fund. He joined Fort Washington in 1994. Prior to joining Fort Washington, Mr. Lanham was a senior portfolio manager for the Western-Southern Life Assurance Company.

Richard A. Loebig, CFA, is the secondary manager of each of the Touchstone Bond Fund and Touchstone Intermediate Term Government Income Fund. He joined Fort Washington in 2000. Mr. Loebig was previously employed as a senior fixed income portfolio manager at Todd Investment Advisors, Inc., an affiliate of Fort Washington. He was also previously employed as a fixed income portfolio manager for Chandler Liquid Asset Management and a director of taxable fund income for PNC Bank.

Scott D. Weston is the primary manager of the Touchstone Intermediate Term Government Income Fund and the secondary manager of each of the Touchstone Money Market Fund, Touchstone Short Term Government Income Fund and Touchstone
Institutional Government Income Fund. He joined Fort Washington in 1999. Mr. Weston was employed since 1992 as a portfolio manager with Countrywide Investments, Inc.

Ryan K. Nelson is the primary manager of each of the Touchstone Money Market Fund, Touchstone Short Term Government Income Fund and Touchstone Institutional Government Income Fund. He joined Fort Washington in 1999. Mr. Nelson was previously employed by Countrywide Investments, Inc. as a portfolio manager.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisor's decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

OPENING AN ACCOUNT

YOU CAN CONTACT YOUR FINANCIAL ADVISOR TO PURCHASE SHARES OF THE FUND. You may also purchase shares of the Fund directly from Touchstone Securities, Inc. ("Touchstone"). In any event, you must complete the Investment Application included in this Prospectus. You may also obtain an Investment Application from Touchstone or your financial advisor.

     Investor Alert: Touchstone may choose to refuse any purchase order.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares

                                                        Initial       Additional
                                                      Investments     Investment
                                                      -----------     ----------
Regular Account                                         $ 1,000          None
---------------
Retirement Plan Account or Custodial account under      $   250          None
a Uniform Gifts/Transfers to Minors Act ("UGTMA)"
-------------------------------------------------
Investments through the Automatic Investment Plan       $    50          $  50
-------------------------------------------------

     o Investor Alert: Touchstone may change these initial and additional investment minimums at any time.

PRICING OF FUND SHARES

The Fund's share price, also called net asset value (NAV), is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange (NYSE) is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone. The offering price is the NAV plus a sales charge, if applicable.

The Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

     o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined represents fair value.
     o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.
     o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.
     o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

CHOOSING A CLASS OF SHARES

The Touchstone High Yield Fund and Touchstone Bond Fund offer Class A shares and Class C shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

Each of the Touchstone Intermediate Term Government Income Fund, Touchstone Money Market Fund, Touchstone Short Term Government Income Fund and Touchstone Institutional Government Income Fund offers only a single class of shares.

CLASS A SHARES OF TOUCHSTONE HIGH YIELD FUND AND TOUCHSTONE BOND FUND SHARES OF TOUCHSTONE INTERMEDIATE TERM GOVERNMENT INCOME FUND

The offering price of Class A shares of the Fund is equal to its NAV plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares of the Touchstone High Yield Fund and Touchstone Bond Fund and shares of the Touchstone Intermediate Term Government Income Fund as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                    Sales Charge as % of    Sales Charge as % of
       Amount of Your Investment       Offering Price        Net Amount Invested
       -------------------------       --------------        -------------------

Under $50,000                               4.75%                   4.99%
$50,000 but less than $100,000              4.50%                   4.72%
$100,000 but less than $250,000             3.50%                   3.63%
$250,000 but less than $500,000             2.95%                   3.04%
$500,000 but less than $1 million           2.25%                   2.31%
$1 million or more                          0.00%                   0.00%

There is no front-end sales charge if you invest $1 million or more in the Fund. This includes large total purchases made through programs such as Aggregation, Concurrent Purchases, Letters of Intent and Rights of Accumulation. These programs are described more fully in the Statement of Additional Information ("SAI"). In addition, there is no front-end sales charge on purchases by certain persons related to the Fund or its service providers and certain other persons listed in the SAI.

If you redeem shares that you purchased as part of the $1 million purchase within one year, you will pay a contingent deferred sales charge (a sales charge you pay when you redeem your shares) of 1% on the shares redeemed.

The Touchstone High Yield Fund, Touchstone Bond Fund and the Touchstone Intermediate Term Government Income Fund have each adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for its Class A shares and shares, respectively. These plans allow the Touchstone High Yield Fund and Touchstone Bond Fund to pay distribution fees for the sale and distribution of their Class A shares and the Intermediate Term Government Income Fund to pay distribution fees for the sale and distribution of its shares. Under the plans, each Fund pays an annual fee of up to 0.35% of its average daily net assets that are attributable to its Class A shares and shares, respectively. Touchstone Advisors has agreed to waive a portion of the maximum Rule 12b-1 distribution fee assessed on Class A shares of Touchstone Bond Fund until October 29, 2001, such that the effective maximum Rule 12b-1 distribution fee on Touchstone Bond Fund Class A shares during that time period will be equal to 0.25%. Because these fees are paid out of each Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CLASS C SHARES OF TOUCHSTONE HIGH YIELD FUND AND TOUCHSTONE BOND FUND

The offering price of Class C shares of the Touchstone High Yield Fund and Touchstone Bond Fund is equal to their NAV plus a 1.25% front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment. A contingent deferred sales charge of 1.00% of the offering price will be charged on Class C shares redeemed within one year after you purchased them.

No contingent deferred sales charge is applied if:
     o The shares which you redeem were acquired through the reinvestment of dividends or capital gains distributions
     o The amount redeemed resulted from increases in the value of the account above the amount of the total purchase payments

When we determine whether a contingent deferred sales charge is payable on a redemption, we assume that:

     o The redemption is made first from amounts free of any contingent deferred sales charge; then
     o    From the earliest purchase payment(s) that remain invested in the Fund

When we determine if amounts are available for redemption free of any contingent deferred sales charge, we:

     o    Add together all of your original purchase payments
     o    Subtract any amounts previously withdrawn
     o Check if there is any remaining amount free of any contingent deferred sales charge that can be applied to the total of the current value of the shares you have asked to redeem

Each of the Touchstone High Yield Fund and Touchstone Bond Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class C shares. Each plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to holders of Class C shares. Under the plan, the Fund pays an annual fee of up to

1.00% of its average daily net assets that are attributable to Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

SHARES OF TOUCHSTONE MONEY MARKET FUND; TOUCHSTONE SHORT TERM GOVERNMENT INCOME FUND AND TOUCHSTONE INSTITUTIONAL GOVERNMENT INCOME FUND

The offering price of shares of the Touchstone Money Market Fund, Touchstone Short Term Government Income Fund and Touchstone Institutional Government Income Fund is equal to its respective NAV.

The Touchstone Money Market Fund, Touchstone Short Term Government Income Fund and Touchstone Institutional Government Income Fund have each adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares. These plans allow the Touchstone Money Market Fund, Touchstone Short Term Government Income Fund and Touchstone Institutional Government Income Fund to pay distribution fees for the sale and distribution of its shares. Under the plans, the Touchstone Money Market Fund and Touchstone Short Term Government Income Fund pays an annual fee of up to 0.35%, and the Touchstone Institutional Government Income Fund pays an annual fee of up to 0.10%, of its average daily net assets that are attributable to its shares, respectively. Because these fees are paid out of each Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

PURCHASING YOUR SHARES

For  information  about  how  to  purchase  shares,   telephone  the  Touchstone
(Nationwide call toll-free 800.543.0407; in Cincinnati call 629.2050).

You can invest in the Funds in the following ways:

                               OPENING AN ACCOUNT

               o    Please  make your  check (in U.S.  dollars)  payable  to the
                    Fund.
               o Send your check with the completed account application to Touchstone Family of Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354 Your application will be processed subject to your check clearing.
               o You may also open an account through your financial advisor. We price direct purchases based upon the next determined public offering price (NAV plus any applicable sales load) after your order is received. Direct purchase orders received by the Touchstone by 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by the Touchstone after 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received from financial advisors before 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m.,
                    Eastern time, are processed at that day's public offering price. Purchase orders received from financial advisors after 5:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day.
BY MAIL OR
THROUGH YOUR
FINANCIAL ADVISOR
--------------------------------------------------------------------------------
               o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange shares of the Funds for shares of any money market fund.
               o    You do not have to pay any exchange fee for these exchanges.
               o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.
BY EXCHANGE
--------------------------------------------------------------------------------
               o You may invest in the Funds through various retirement plans. The Funds' shares are designed for use with certain types of tax qualified retirement plans including defined benefit and defined contribution plans.
               o For further information about any of the plans, agreements, applications and annual fees, contact Touchstone or your financial advisor.
THROUGH
RETIREMENT
PLANS
--------------------------------------------------------------------------------
                             ADDING TO YOUR ACCOUNT

               o Complete the investment form provided at the bottom of a recent account statement.
               o    Make your check payable to the applicable Fund.
               o    Write your account number on the check.
               o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail your check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.
BY CHECK
--------------------------------------------------------------------------------
               o Specify your name and account number. If Touchstone receives a properly executed wire by 4:00 p.m. Eastern time on a day when the NYSE is open for regular trading, your order will be processed at that day's public offering price.
BY WIRE
--------------------------------------------------------------------------------

               o    You may exchange your shares by calling Touchstone.
               o    You do not have to pay any exchange fee for these exchanges.
               o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.
BY EXCHANGE
--------------------------------------------------------------------------------
               o You may add to your account in the funds through various retirement plans. For further information, contact Touchstone or your financial advisor.
THROUGH
RETIREMENT
PLANS
--------------------------------------------------------------------------------

INFORMATION ABOUT WIRE TRANSFERS.

You may make additional purchases in the Funds directly by wire transfers. Contact your bank and ask it to wire federal funds to Touchstone. Banks may charge a fee for handling wire transfers. You should contact Touchstone or your financial advisor for further instructions.

MORE INFORMATION ABOUT RETIREMENT PLANS.

Retirement Plans may include the following:

INDIVIDUAL RETIREMENT PLANS

     o    Traditional Individual Retirement Accounts (IRAs)
     o    Savings Incentive Match Plan for Employees (SIMPLE) IRAs
     o    Spousal IRAs
     o    Roth Individual Retirement Accounts (Roth IRAs)
     o    Education Individual Retirement Accounts (Education IRAs)
     o    Simplified Employee Pension Plans (SEP IRAs)
     o 403(b) Tax Sheltered Accounts that employ as custodian a bank acceptable to Touchstone

EMPLOYER SPONSORED RETIREMENT PLANS

     o    Defined benefit plans
     o Defined contribution plans (including 401K plans, profit sharing plans and money purchase plans)
     o    457 plans

     ooo  Special Tax Consideration
--------------------------------------------------------------------------------
To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

AUTOMATIC INVESTMENT OPTIONS

The various ways that you can invest in the Fund are outlined below. Touchstone does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in the Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the Investment Application to do this. For further details about this service call Touchstone at 1.800.543.0407; in Cincinnati, 629.2050.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your account application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in the Fund. This occurs on a monthly basis and the minimum investment is $50.

DOLLAR COST AVERAGING. Our Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Fund through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization in conjunction with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services
     o    Act as the shareholder of record of the shares
     o    Set different minimum initial and additional investment requirements
     o    Impose other charges and restrictions
     o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, the Advisor or their affiliates.

SELLING YOUR SHARES

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

               o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the Investment Application. You may only sell shares over the telephone if the amount is less than $25,000.
               o To sell your Fund shares by telephone, call Touchstone, Nationwide at 800.543.0407; in Cincinnati, 629.2050.
               o    IRA accounts cannot be sold by telephone
BY TELEPHONE
--------------------------------------------------------------------------------
               o    Write to Touchstone.
               o    Indicate the number of shares or dollar amount to be sold.
               o    Include your name and account number.
               o Sign your request exactly as your name appears on your Investment Application
BY MAIL
--------------------------------------------------------------------------------
               o Complete the appropriate information on the Investment Application.
               o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.
               o    You may be charged a fee of $8.00.
               o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.
               o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.
BY WIRE
--------------------------------------------------------------------------------
               o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.
               o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.
THROUGH
YOUR FINANCIAL
ADVISOR
--------------------------------------------------------------------------------
     ooo  Special Tax Consideration

--------------------------------------------------------------------------------
Selling your shares may cause you to incur a taxable gain or loss.

     o Investor Alert: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

SIGNATURE GUARANTEES. Some circumstances require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

     o    Proceeds from the sale of shares that exceed $25,000
     o Proceeds to be paid when the name or the address on the account has been changed within 30 days of your sale request.

TELEPHONE SALES. If we receive your share sale request before 4:00 p.m., Eastern time on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

Interruptions in telephone service could prevent you from selling your shares in this manner when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) a written request for sale of your shares to Touchstone.

In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures include:

     o    Requiring personal identification
     o Making checks payable only to the owner(s) of the account shown on the Touchstone's records
     o Mailing checks only to the account address shown on the Touchstone's records
     o Directing wires only to the bank account shown on the Touchstone's records
     o    Providing written confirmation for transactions requested by telephone
     o    Tape recording instructions received by telephone

SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive or send to a third party monthly or quarterly withdrawals of $50 or more if your account value is at least $5,000. There is no special fee for this service and no minimum amount is required for retirement plans.

     ooo  Special Tax Consideration

--------------------------------------------------------------------------------

If you exercise the Reinstatement Privilege, you should contact your tax advisor.

     ooo  Special Tax Consideration

--------------------------------------------------------------------------------

Involuntary sales may result in the sale of your Fund shares at a loss or may result in taxable investment gains.

REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a sale of Fund shares or a dividend or capital gain distribution on Fund shares without a sales charge in any of the Touchstone Funds. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.

LOW ACCOUNT BALANCES

Touchstone may sell your Fund shares if your balance falls below the minimum required for your account as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gift to Minors Act (UGTMA). Touchstone will let you know that your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

RECEIVING SALE PROCEEDS

Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 7 business days (normally within 3 business days) from the date of a proper request.

PROCEEDS SENT TO FINANCIAL ADVISORS

Proceeds which are sent to your financial advisor will not usually be re-invested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK

If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays
     o    When trading on the NYSE is restricted
     o When an emergency situation causes a Fund Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of its net assets
     o    During any other time when the SEC, by order, permits.

DISTRIBUTIONS AND TAXES

  ooo Special Tax Consideration

--------------------------------------------------------------------------------
You should consult with your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are declared and paid for each Fund:

                                                     Dividends     Dividends
                                                     Declared        Paid
                                                     --------        ----

Touchstone High Yield Fund                            Monthly       Annually
Touchstone Bond Fund                                  Monthly       Monthly
Touchstone Intermediate Term                          Monthly       Annually
  Government Income Fund
Touchstone Money Market Fund                           Daily        Monthly
Touchstone Short Term Government Income Fund           Daily        Monthly
Touchstone Institutional Government Income Fund        Daily        Monthly

Distributions of any capital gains earned by the Fund will be made at least annually.

TAX INFORMATION

DISTRIBUTIONS. The Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

EXCHANGES. For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes paid by the Fund and certain distributions paid by the Fund during the prior taxable year.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years or during the term of its operation, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). Ernst & Young LLP audited the financial information of the Touchstone Bond Fund for the year ended December 31, 1999. Information for the periods ending before December 31, 1999 for the Touchstone Bond and before September 30, 2000 for each of the other Funds was audited by other independent auditors. The report of the auditors, along with the Funds' financial statements, are included in the SAI, which is available upon request.

                         TOUCHSTONE BOND FUND - CLASS A

                                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year         $    10.39      $    10.22      $    10.17      $    10.61      $     9.88
                                             ----------      ----------      ----------      ----------      ----------
Income (loss) from investment options:
  Net investment income                            0.59            0.55            0.61            0.71            0.56(A)
  Net realized and unrealized
    gains (losses) on investments                 (0.76)           0.30            0.11           (0.43)           1.07
                                             ----------      ----------      ----------      ----------      ----------

Total from investment operations                  (0.17)           0.85            0.72            0.28            1.63
                                             ----------      ----------      ----------      ----------      ----------
Less distributions:
  Dividends from net investment income            (0.68)          (0.57)          (0.66)          (0.70)          (0.86)
  Distributions from net realized gains              --           (0.11)          (0.01)          (0.02)          (0.04)
  Return of Capital                               (0.07)             --              --              --              --
                                             ----------      ----------      ----------      ----------      ----------

Total distributions                               (0.75)          (0.68)          (0.67)          (0.72)          (0.90)
                                             ----------      ----------      ----------      ----------      ----------

Net asset value at end of period             $     9.47      $    10.39      $    10.22      $    10.17      $    10.61
                                             ==========      ==========      ==========      ==========      ==========

Total Return(B)                                   (1.68)%          8.56%           7.30%           2.85%          16.95%
                                             ==========      ==========      ==========      ==========      ==========

Net assets at end of period
    (000's)                                  $    4,310      $    4,924      $    1,685      $      821      $      523
                                             ==========      ==========      ==========      ==========      ==========
Ratio of net expenses to average
    net assets(C)                                  0.90%           0.90%           0.90%           0.90%           0.90%

Ratio of net investment income
    to average net assets                          5.92%           5.68%           6.08%           6.01%           6.21%

Portfolio turnover rate                              57%            170%             88%             64%             78%
-----------------------------------------------------------------------------------------------------------------------

A    Per share amount calculated using the average share method.

B The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown.

C Absent fee waivers and/or expense reimbursements by the Advisor, the ratios of expenses to average new assets would have been 2.26%, 4.13% 7.13%, 13.61% and 29.29% for the periods ended December 31, 1999, 1998, 1997, 1996 and 1995, respectively.

                        TOUCHSTONE BOND FUND - CLASS C(A)
                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                           YEAR ENDED
                                            DECEMBER
                                            31, 1999
-----------------------------------------------------

Net asset value at beginning of period     $    10.08
                                           ----------
Income (loss) from investment options:
  Net investment income                          0.51
  Net realized and unrealized
    gain (loss) on investments                  (0.75)
                                           ----------

Total from investment operations                (0.24)
                                           ----------
Less distributions:
  Dividends from net investment income          (0.62)
  Distributions from net realized gains            --
  Return of capital                             (0.07)
                                           ----------

Total distributions                             (0.69)
                                           ----------

Net asset value at end of period           $     9.15
                                           ==========

Total Return(B)                                 (2.41)%
                                           ==========
Net assets at end of period
    (000's)                                $      998
                                           ==========
Ratio of net expenses to average
    net assets(C)                                1.65%

Ratio of net investment income
    to average net assets                        5.18%

Portfolio turnover rate                           120%
-----------------------------------------------------

A    The Class commenced operations on January 1, 1999.
B The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown.
C Absent fee waivers and/or expense reimbursements by the Advisor, the ratio of expenses to average new assets would have been 3.01% for the period ended December 31, 1999.

               TOUCHSTONE INTERMEDIATE TERM GOVERNMENT INCOME FUND

                                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------
                                                                      YEARS ENDED SEPTEMBER 30,
                                                1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year         $    11.15      $    10.67      $    10.49      $    10.73      $    10.14
                                             ----------      ----------      ----------      ----------      ----------
Income (loss) from investment options:
  Net investment income                            0.60            0.61            0.61            0.61            0.64
  Net realized and unrealized
    gains (losses) on investments                 (0.81)           0.48            0.18           (0.24)           0.59
                                             ----------      ----------      ----------      ----------      ----------

Total from investment operations                  (0.21)           1.09            0.79            0.37            1.23
                                             ----------      ----------      ----------      ----------      ----------

Dividends from net investment income              (0.60)          (0.61)          (0.61)          (0.61)          (0.64)
                                             ----------      ----------      ----------      ----------      ----------

Net asset value at end of year               $    10.34      $    11.15      $    10.67      $    10.49      $    10.73
                                             ==========      ==========      ==========      ==========      ==========

Total Return (A)                                  (1.93)%         10.54%           7.74%           3.55%          12.52%
                                             ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's)            $   45,060      $   51,168      $   53,033      $   56,095      $   56,969
                                             ==========      ==========      ==========      ==========      ==========
Ratio of net expenses to average
    net assets                                     0.99%           0.99%           0.99%           0.99%           0.99%

Ratio of net investment income
    to average net assets                          5.59%           5.64%           5.78%           5.75%           6.17%

Portfolio turnover rate                              58%             29%             49%             70%             58%
-----------------------------------------------------------------------------------------------------------------------

A    Total returns shown exclude the effect of applicable sales loads.

                          TOUCHSTONE MONEY MARKET FUND

                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                YEAR            YEAR         ONE MONTH             YEAR          PERIOD
                                               ENDED           ENDED           ENDED              ENDED           ENDED
                                              SEPT. 30,       SEPT. 30,       SEPT. 30,         AUGUST 31,      AUGUST 31,
                                                1999            1998           1997(A)             1997           1996(B)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $     1.00      $     1.00      $     1.00         $     1.00      $     1.00
                                             ----------      ----------      ----------         ----------      ----------

Net investment income                             0.046           0.050           0.004              0.050           0.046(C)
                                             ----------      ----------      ----------         ----------      ----------

Dividends from net investment income             (0.046)         (0.050)         (0.004)            (0.050)         (0.046)
                                             ----------      ----------      ----------         ----------      ----------

Total distributions                               (0.03)          (0.23)          (0.16)             (0.12)          (0.16)
                                             ----------      ----------      ----------         ----------      ----------

Net asset value at end of period             $     1.00      $     1.00      $     1.00         $     1.00      $     1.00
                                             ==========      ==========      ==========         ==========      ==========

Total Return                                       4.74%           5.07%           4.99%(D)           5.14%           4.70%
                                             ==========      ==========      ==========         ==========      ==========

Net assets at end of period
    (000's)                                  $   23,198      $   18,492      $   73,821         $   94,569      $   76,363
                                             ==========      ==========      ==========         ==========      ==========
Ratio of net expenses to average
    net assets (E)                                 0.65%           0.79%           0.80%(D)           0.65%           0.63%(D)
Ratio of net investment income
    to average net assets                          4.63%           4.95%           4.99%(D)           5.03%           4.94%(D)
--------------------------------------------------------------------------------------------------------------------------

A Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.

B Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

C    Calculated using weighted average of shares outstanding during the period.

D    Annualized.

E Absent fee waivers and/or expense reimbursements by the Advisor, the ratios of expenses to average new assets would have been 1.11%, 0.79% and 0.99% for the periods ended September 30, 1999 and August 31, 1997 and 1996, respectively.

                  TOUCHSTONE SHORT TERM GOVERNMENT INCOME FUND

                                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------
                                                     YEARS ENDED SEPTEMBER 30,
                                                1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year         $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                             ----------      ----------      ----------      ----------      ----------

Net investment income                             0.040           0.046           0.044           0.044           0.046
                                             ----------      ----------      ----------      ----------      ----------

Dividends from net investment income             (0.040)         (0.046)         (0.044)         (0.044)         (0.046)
                                             ----------      ----------      ----------      ----------      ----------

Net asset value at end of year               $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                             ==========      ==========      ==========      ==========      ==========

Total Return                                       4.02%           4.74%           4.53%           4.51%           4.69%
                                             ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's)            $  110,060      $  102,481      $   96,797      $   91,439      $   87,141
                                             ==========      ==========      ==========      ==========      ==========
Ratio of net expenses to average
    net assets (A)                                 0.95%           0.91%           0.97%           0.99%           0.99%

Ratio of net investment income
    to average net assets                          3.95%           4.63%           4.43%           4.42%           4.59%
-----------------------------------------------------------------------------------------------------------------------

A Absent fee waivers and/or expense reimbursements by the Advisor, the ratios of expenses to average new assets would have been 0.94% for the year ended September 30, 1998.

                TOUCHSTONE INSTITUTIONAL GOVERNMENT INCOME FUND

                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------
                                                                      YEARS ENDED SEPTEMBER 30,
                                                1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year         $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                             ----------      ----------      ----------      ----------      ----------

Net investment income                             0.047           0.052           0.051           0.051           0.053
                                             ----------      ----------      ----------      ----------      ----------

Dividends from net investment income             (0.047)         (0.052)         (0.051)         (0.051)         (0.053)
                                             ----------      ----------      ----------      ----------      ----------

Net asset value at end of year               $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                             ==========      ==========      ==========      ==========      ==========

Total Return                                       4.78%           5.30%           5.17%           5.18%           5.42%
                                             ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's)              $49, 848      $   44,797      $   61,248      $   39,382      $   36,009
                                             ==========      ==========      ==========      ==========      ==========
Ratio of net expenses to average
    net assets (A)                                 0.40%           0.40%           0.40%           0.40%           0.40%

Ratio of net investment income
    to average net assets                          4.68%           5.17%           5.07%           5.06%           5.30%
-----------------------------------------------------------------------------------------------------------------------

A Absent fee waivers and/or expense reimbursements by the investment advisor, the ratios of expenses to average new assets would have been 0.47%, 0.45%, 0.45%, 0.49% and 0.42% for the years ended September 30, 1999, 1998, 1997,
     1996 and 1995, respectively.

FOR MORE INFORMATION

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: Each Fund's annual and semi-annual reports provide additional information about each Fund's investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at:

                      Touchstone Family of Funds
                      311 Pike Street
                      Cincinnati, Ohio 45202
                      800.543.0407
                      http://www.touchstonefunds.com

You can view the Funds' SAI and the reports at the Public Reference Room of the Securities and Exchange Commission.

For a fee, you can get text-only copies by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102 or by e-mailing a request to: publicinfo@sec.gov. You can get information about the operation of the Public Reference Room by calling the SEC at 1.202.942.8090.

You can also view the SAI and the reports free from the SEC's Internet website at http://www.sec.gov.

Investment Company Act file no. 811-2538

                           TOUCHSTONE INVESTMENT TRUST


                    o   TOUCHSTONE HIGH YIELD FUND

                    o   TOUCHSTONE BOND FUND

                    o   TOUCHSTONE INTERMEDIATE TERM GOVERNMENT INCOME FUND

                    o   TOUCHSTONE MONEY MARKET FUND

                    o   TOUCHSTONE SHORT TERM GOVERNMENT INCOME FUND

                    o   TOUCHSTONE INSTITUTIONAL GOVERNMENT INCOME FUND


                               MULTIPLE CLASSES OF
                              SHARES ARE OFFERED BY
                                 THIS PROSPECTUS

                           TOUCHSTONE INVESTMENT TRUST
                           ---------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                                   May 2, 2000

                           Touchstone High Yield Fund
                              Touchstone Bond Fund
               Touchstone Intermediate Term Government Income Fund
                          Touchstone Money Market Fund
                  Touchstone Short Term Government Income Fund
                 Touchstone Institutional Government Income Fund


     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the applicable Fund of Touchstone Investment Trust dated May 2, 2000. A copy of a Fund's Prospectus can be obtained by writing the Trust at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202-4094, or by calling the Trust nationwide toll-free 800-543-0407, in Cincinnati 629-2050.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                           Touchstone Investment Trust
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----


THE TRUST......................................................................3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS..................................4

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS...................................22

INVESTMENT LIMITATIONS........................................................28

TRUSTEES AND OFFICERS.........................................................34

THE INVESTMENT ADVISOR AND SUB-ADVISOR........................................37

THE DISTRIBUTOR...............................................................40

DISTRIBUTION PLANS............................................................41

SECURITIES TRANSACTIONS.......................................................43

PORTFOLIO TURNOVER............................................................45

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE..........................46

OTHER PURCHASE INFORMATION....................................................53

TAXES.........................................................................55

REDEMPTION IN KIND............................................................56

HISTORICAL PERFORMANCE INFORMATION............................................56

PRINCIPAL SECURITY HOLDERS....................................................60

CUSTODIAN.....................................................................61

INDEPENDENT AUDITORS..........................................................61

TRANSFER AGENT................................................................61

ANNUAL REPORT.................................................................63

THE TRUST
---------

     Touchstone Investment Trust (the "Trust"), formerly Midwest Trust and Countrywide Investment Trust, was organized as a Massachusetts business trust on December 7, 1980. The Trust currently offers six series of shares to investors: the Touchstone High Yield Fund, the Touchstone Bond Fund, the Touchstone Intermediate Term Government Fund, the Touchstone Money Market Fund, the Touchstone Short Term Government Income Fund, and the Touchstone Institutional Government Income Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment objective(s) and policies.

     Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

     Pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, the Money Market Fund (now known as the Touchstone Money Market Fund) and the Intermediate Bond Fund (now known as the Touchstone Bond Fund), on August 29, 1997, each succeeded to the assets and liabilities of another mutual fund of the same name (referred to individually as a "Predecessor Fund," and collectively as the "Predecessor Funds"), each of which was an investment series of Trans Advisor Funds, Inc. After this transaction, the investment objective, policies and restrictions of each of the Money Market Fund and the Intermediate Bond Fund and its Predecessor Fund were substantially identical and the financial data and information for periods ended prior to September 1, 1997 related to the Predecessor Funds.

     Pursuant to an Agreement and Plan of Reorganization dated February 15, 2000, the Intermediate Bond Fund (now known as Touchstone Bond Fund), on May 1, 2000, succeeded to the assets and liabilities of the Touchstone Bond Fund, a series of the Touchstone Series Trust. The Intermediate Bond Fund maintained its investment objective but adopted the investment policies and restrictions of the Touchstone Bond Fund, which were similar to those of the Intermediate Bond Fund. The financial data and information for periods ended prior to May 1, 2000 relates to the Touchstone Bond Fund.

     Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

     Both Class A shares and Class C shares of each of the Touchstone Bond Fund and the Touchstone High Yield Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) Class C shares bear the expenses of higher distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

     Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts, and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

     A more detailed discussion of some of the terms used and investment policies described in the Prospectuses appears below:

     WHEN-ISSUED SECURITIES AND SECURITIES PURCHASED ON A TO-BE-ANNOUNCED BASIS. The Funds will only make commitments to purchase securities on a when-issued or to-be-announced ("TBA") basis with the intention of actually acquiring the securities. A Fund may sell the securities before the settlement date if it is otherwise deemed advisable as a matter of investment strategy or in order to meet its obligations, although it would not normally expect to do so. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. In a TBA transaction, a Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount in transactions involving mortgage-related securities.

     The Funds may purchase securities on a when-issued or TBA basis only if delivery and payment for the securities takes place within 120 days after the date of the transaction. In connection with these investments, each Fund will direct the Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued or TBA basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of a Fund's commitments to purchase securities on a when-issued or TBA basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued or TBA basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or TBA basis, there will be a possibility that the market value of the Fund's assets will experience greater fluctuation. The purchase of securities on a when-issued or TBA basis may involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

     When the time comes for a Fund to make payment for securities purchased on a when-issued or TBA basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued or TBA basis themselves (which may have a market value greater or less than the Fund's payment obligation).

     The Touchstone Intermediate Term Government Income Fund will not invest more than 20% of its net assets in securities purchased on a when-issued or TBA basis. The Touchstone Money Market Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets.

        STRIPS. STRIPS are U.S. Treasury bills, notes, and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, GNMA Certificates owned by a Fund which were purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, a Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

     STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

     As a matter of current policy that may be changed without shareholder approval, the Touchstone Intermediate Term Government Income Fund will not purchase STRIPS with a maturity date that is more than 10 years from the settlement of the purchase.

     CUBES. In addition to STRIPS, the Touchstone Bond Fund may also purchase separately traded interest and principal component parts of obligations that are transferable through the Federal book entry system, known as Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the Custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.

     GNMA CERTIFICATES. The term "GNMA Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations and insured by either the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veteran's Administration. GNMA Certificates are guaranteed by the Government National Mortgage Association and are backed by the full faith and credit of the United States.

     1. THE LIFE OF GNMA CERTIFICATES. The average life of GNMA Certificates is likely to be substantially less than the original maturity of the mortgage pools underlying the GNMA Certificates due to prepayments, refinancing and payments from foreclosures. Thus, the greatest part of principal will usually be paid well before the maturity of the mortgages in the pool. As prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA are normally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. However, mortgages with high interest rates have experienced accelerated prepayment rates which would indicate a shorter average life.

     2. YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates, but only by the amount of the fees paid to the GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, the GNMA receives an annual fee of 0.06 of 1% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44 of 1% for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

     The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for the following reasons:

          (a) GNMA Certificates may be issued at a premium or discount, rather than at par.

          (b) After issuance, GNMA Certificates may trade in the secondary market at a premium or discount.

          (c) Interest is earned monthly, rather than semi-annually as for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

          (d) The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors pay off their mortgages early, the principal returned to Certificate holders may be reinvested at more or less favorable rates.

        3. MARKET FOR GNMA CERTIFICATES. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

     FHLMC CERTIFICATES. The term "FHLMC Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans, which are guaranteed by the Federal Home Loan Mortgage Corporation. The Federal Home Loan Mortgage Corporation is the leading seller of conventional mortgage securities in the United States. FHLMC Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute debts or obligations of the United States or any Federal Home Loan Bank.

     Mortgage loans underlying FHLMC Certificates will consist of fixed rate mortgages with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-family or two-to-four family residential properties. Mortgage interest rates may be mixed in a pool. The seller/servicer of each mortgage retains a minimum three-eighths of 1% servicing fee, and any remaining excess of mortgage rate over coupon rate is kept by the Federal Home Loan Mortgage Corporation. The coupon rate of a FHLMC Certificate does not by itself indicate the yield which will be earned on the Certificate for the reasons discussed above in connection with GNMA Certificates.

     FNMA CERTIFICATES. The term "FNMA Certificates" refers to mortgage-backed securities representing part ownership of a pool of mortgage loans, which are guaranteed by the Federal National Mortgage Association.

     The FNMA, despite having U.S. Government agency status, is also a private, for-profit corporation organized to provide assistance in the housing mortgage market. The only function of the FNMA is to provide a secondary market for residential mortgages. Mortgage loans underlying FNMA Certificates reflect a considerable diversity and are purchased from a variety of mortgage originators. They are typically collateralized by conventional mortgages (not FHA-insured or VA-guaranteed). FNMA Certificates are highly liquid and usually trade in the secondary market at higher yields than GNMA Certificates. The coupon rate of a FNMA Certificate does not by itself indicate the yield which will be earned on the Certificate for the reasons discussed above in connection with GNMA Certificates.

     COLLATERALIZED MORTGAGE OBLIGATIONS. The Touchstone Intermediate Term Government Income Fund, the Touchstone Bond Fund and the Touchstone High Yield Fund may invest in Collateralized Mortgage Obligations ("CMOs"). CMOs are fully-collateralized bonds which are the general obligations of the issuer thereof. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued for collateral consisting of a pool of mortgages.

Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding.

     In 1983, the Federal Home Loan Mortgage Corporation began issuing CMOs. Since FHLMC CMOs are the general obligations of the FHLMC, it will be obligated to use its general funds to make payments thereon if payments generated by the underlying mortgages are insufficient to pay principal and interest in its CMOs. In addition, CMOs are issued by private entities, such as financial institutions, mortgage bankers and subsidiaries of homebuilding companies. The structural features of privately issued CMOs will vary considerably from issue to issue, and the Advisor will consider such features, together with the character of the underlying mortgage pool and the liquidity and credit rating of the issue. The Advisor will consider privately issued CMOs as possible investments only when the underlying mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities.

     Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities; the first three classes pay interest at their stated rates beginning with the issue date and the final class is typically an accrual class (or Z bond). The cash flows from the underlying mortgage collateral are applied first to pay interest and then to retire securities. The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond). This process continues until all of the classes have been paid off. Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors into the longer- maturity classes receive no principal paydowns.

     One or more tranches of a CMO may have coupon rates that reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR"). These Adjustable Rate tranches, known as "floating-rate CMOs," will be treated as Adjustable Rate mortgage securities. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate.

These caps, similar to the caps on ARMS, represent a ceiling beyond which the coupon rate may not be increased, regardless of increases in the underlying interest rate index.

     As a matter of current policy that may be changed without shareholder approval, the Touchstone Intermediate Term Government Income Fund will invest in a CMO tranche either for (1) interest rate hedging purposes subject to the adoption of monitoring and reporting procedures or (2) other purposes where the average tranche life would not change more than 6 years based upon a hypothetical change in time of purchase and on any subsequent test dates (at least annually) thereafter. Testing models employed must assume market interest rates and prepayment speeds at the time the standard is applied. Adjustable Rate CMO tranches are exempted from the average life requirements if (i) the rate is reset at least annually, (ii) the maximum rate is at least 3% higher than the rate at the time of purchase, and (iii) the rate varies directly with the index on which it is based and is not reset as a multiple of the change in such index.

     Mortgage-related securities such as CMOs may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Fund sub-advisor, the Touchstone Bond Fund and the Touchstone High Yield Fund may not invest more than 15% of total assets in such securities.

     ADJUSTABLE RATE MORTGAGE SECURITIES. Generally, Adjustable Rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an Adjustable Rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

     The underlying mortgages which collateralize the ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

     INFLATION-INDEXED BONDS. The Touchstone Intermediate Term Government Income Fund and the Touchstone Bond Fund may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation.

     Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of five or ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities will pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semiannually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semiannual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. The Funds will enter into repurchase agreements which are collateralized by U.S. Government obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. At the time a Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The Touchstone Short Term Government Income Fund, the Touchstone Intermediate Term Government Income Fund, the Touchstone Institutional Government Income Fund and the Touchstone Money Market Fund will not enter into a repurchase agreement not terminable within seven days if, as result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities. Neither the Touchstone Bond Fund nor the Touchstone High Yield Fund will enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

     Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security.

     For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

     LOANS OF PORTFOLIO SECURITIES. The Touchstone Money Market Fund, the Touchstone Institutional Government Income Fund, the Touchstone High Yield Fund and the Touchstone Bond Fund may each lend its portfolio securities. The Touchstone Institutional Government Income Fund may make short term loans of its portfolio securities to banks, brokers and dealers and will limit the amount of its loans to no more than 25% of its net assets. Each of the Touchstone Money Market Fund, the Touchstone High Yield Fund and the Touchstone Bond Fund will not make loans to other persons if, as a result, more than one-third of the value of its total assets would be subject to such loans. Each Fund's lending policies may not be changed without the affirmative vote of a majority of its outstanding shares.

     Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities.

     Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Advisor or any affiliated person of the Trust or an affiliated person of the Advisor or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, the Touchstone Short Term Government Income Fund and the Touchstone Intermediate Term Government Income Fund may each borrow money from banks or other persons in an amount not exceeding 10% of its total assets. Each Fund may pledge assets in connection with borrowings but will not pledge more than 15% of its total assets. Each Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     Each of the Touchstone High Yield Fund and the Touchstone Bond Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets, as a temporary measure for extraordinary or emergency purposes. Each Fund may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. Each Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     The Touchstone Institutional Government Income Fund may borrow money from banks (provided there is 300% asset coverage) or from banks or other persons for temporary purposes (in an amount not exceeding 5% of its total assets). The Fund will not make any borrowing which would cause its outstanding borrowings to exceed one third of the value of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than one third of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     The Touchstone Money Market Fund may borrow from banks or from other lenders (provided there is 300% asset coverage) for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. The Touchstone Money Market Fund will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets. As a matter of operating policy, the Touchstone Money Market Fund does not intend to purchase securities for investment during periods when the sum of bank borrowings exceed 5% of its total assets. This operating policy is not fundamental and may be changed without shareholder notification.

     Borrowing magnifies the potential for gain or loss on a Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, each Fund will limit its borrowings as described above. Each Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

     The Investment Company Act of 1940 requires the Funds to maintain asset coverage of at least 300% for all borrowings, and should such asset coverage at any time fall below 300%, the Fund would be required to reduce its borrowings within three days to the extent necessary to meet the requirements of the 1940 Act. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, a Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

     BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations").

     The Touchstone Money Market Fund and the Touchstone Bond Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of portfolio securities may be held outside of the U.S. and the Funds may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The Advisor, subject to the overall supervision of the Board of Trustees, carefully considers these factors when making investments. The Funds do not limit the amount of their assets which can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located. Investments in obligations of foreign banks are subject to the overall limit of 25% of total assets which may be invested in a single industry.

     COMMERCIAL PAPER. Commercial paper consists of short-term, (usually from one to two hundred seventy days) unsecured promissory notes issued by U.S. corporations in order to finance their current operations. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to a Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Advisor, subject to the direction of the Board of Trustees, such note is liquid.

     VARIABLE RATE DEMAND INSTRUMENTS. The Funds may purchase variable rate demand instruments. Variable rate demand instruments that the Funds will purchase are variable amount master demand notes that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specific number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

     The variable rate demand instruments in which the Funds may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding thirteen months depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to thirteen months and their adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. In order to minimize credit risks, the Advisor will decide which variable rate demand instruments it will purchase in accordance with procedures prescribed by the Board of Trustees. Each Fund may only purchase variable rate demand instruments which have received a short-term rating meeting that Fund's quality standards from an NRSRO or unrated variable rate demand instruments determined by the Advisor, under the direction of the Board of Trustees, to be of comparable quality. If such an instrument does not have a demand feature exercisable by a Fund in the event of default in the payment of principal or interest on the underlying securities, then the Fund will also require that the instrument have a rating as long-term debt in one of the top two categories by any NRSRO. The Advisor may determine, under the direction of the Board of Trustees, that an unrated variable rate demand instrument meets a Fund's quality criteria if it is backed by a letter of credit or guarantee or insurance or other credit facility that meets the quality criteria for the Fund or on the basis of a credit evaluation of the underlying obligor. If an instrument is ever deemed to not meet a Fund's quality standards, such Fund either will sell it in the market or exercise the demand feature as soon as practicable.

     Each Fund will not invest more than 10% of its net assets (or 15% of net assets with respect to the Touchstone Bond Fund and the Touchstone High Yield
Fund) in variable rate demand instruments as to which it cannot exercise the demand feature on not more than seven days' notice if the Board of Trustees determines that there is no secondary market available for these obligations and all other illiquid securities. The Funds intend to exercise the demand repurchase feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to a Fund in order to make redemptions of its shares, or (3) to maintain the quality standards of a Fund's investment portfolio.

     While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital depreciation is less than would be the case with a portfolio of fixed income securities. Each Fund may hold variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rate," or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

     RESTRICTED SECURITIES. The Touchstone Money Market Fund, the Touchstone High Yield Fund and the Touchstone Bond Fund (up to 10%) may invest in restricted securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933. The absence of a trading market can make it difficult to ascertain a market value of illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses. Restricted securities generally can be sold in a privately negotiated transaction, pursuant to an exemption from registration under the securities Act of 1933, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the shares. However, in general, the Funds anticipate holding restricted securities to maturity or selling them in an exempt transaction.

     ASSET-BACKED SECURITIES. The Touchstone Intermediate Term Government Income Fund may invest in various types of Adjustable Rate securities in the form of asset-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities. The securitization techniques used in the context of asset-backed securities are similar to those used for mortgage-related securities. Thus, through the use of trusts and special purpose corporations, various types of receivables are securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure. In general, collateral supporting asset-backed securities has shorter maturities than mortgage loans and has been less likely to experience substantial prepayment.

     The Funds' investments in asset-backed securities may include pass-through securities collateralized by Student Loan Marketing Association ("SLMA") guaranteed loans whose interest rates adjust in much the same fashion as described above with respect to ARMS. The underlying loans are originally made by private lenders and are guaranteed by the SLMA. It is the guaranteed loans that constitute the underlying financial assets in these asset-backed securities. There may be other types of asset-backed securities that are developed in the future in which the Funds may invest.

     The Touchstone Bond Fund may invest in certain asset-backed securities such as securities whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts or a pool of credit card loan receivables.

     MUNICIPAL SECURITIES. The Touchstone Money Market Fund and the Touchstone Bond Fund may invest in taxable and tax-exempt municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     GUARANTEED INVESTMENT CONTRACTS. The Touchstone Money Market Fund may make investments in obligations issued by highly rated U.S. insurance companies, such as guaranteed investment contracts and similar funding agreements (collectively "GICs"). A GIC is a general obligation of the issuing insurance company and not a separate account. Under these contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. GIC investments that do not provide for payment within seven days after notice are subject to the Fund's policy regarding investments in illiquid securities.

     PRIVATE PLACEMENT INVESTMENTS. The Touchstone Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities laws and is generally sold to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund does not intend to subject such paper to the limitation applicable to restricted securities.

     The ability of the Board of Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Securities and Exchange Commission set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The staff of the Securities and Exchange Commission has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities (including Section 4(2) commercial paper): the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades. The Trustees have delegated to the Advisor the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Board of Trustees. The Trustees will monitor and periodically review the Advisor's selection of Rule 144A and Section 4(2) commercial paper as well as any determinations as to its liquidity.

     LOAN PARTICIPATIONS. The Touchstone Bond Fund may invest, subject to an overall 30% limit on loans, in loan participations, typically made by a syndicate of banks to U.S. and non-U.S. corporate or governmental borrowers for a variety of purposes. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments, the Fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. Investments in loan participations present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies and may not be protected by securities laws. Also, loan participations are generally considered to be illiquid and are therefore subject to the Fund's overall 15% limitation on illiquid securities.

     ZERO COUPON BONDS. The Touchstone Bond Fund is permitted to purchase zero coupon securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases the longer the period to maturity. Although zero coupon bonds do not pay interest to holders prior to maturity, federal income tax law requires the Fund to recognize as interest income a portion of the bond's discount each year and this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sale of portfolio securities. In such cases, the Fund will not be able to purchase additional income-producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

     MEDIUM AND LOWER RATED AND UNRATED SECURITIES. Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

     Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

     The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Fund Sub-Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Board of Trustees of the Trust has instructed the Fund Sub-Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

     In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective net asset values. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

     Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Fund Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the securities.

     LOWER-RATED DEBT SECURITIES. While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

     The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

     In considering investments for the Fund, the Fund Sub-Advisor will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Fund Sub-Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

     A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

     MAJORITY. The term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS
-------------------------------------------

CORPORATE BONDS.

Moody's  Investors  Service,  Inc.  provides the following  descriptions  of its
--------------------------------------------------------------------------------
corporate bond ratings:
-----------------------

     Aaa - "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

     Aa - "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities."

     A - "Bonds which are rated A possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

     Baa  -  "Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well."

     Ba - "Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class."

     B - "Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

     Caa - "Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."

     Ca - "Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."

     C - "Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."

Standard & Poor's  Ratings  Group  provides the  following  descriptions  of its
--------------------------------------------------------------------------------
corporate bond ratings:
-----------------------

     AAA - "Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong."

     AA - "Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree."

     A - "Debt rated A has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

     BBB - "Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

     BB - "Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating."

     B - "Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating."

     CCC - "Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating."

     CC - "The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating."

     C - "The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued."

     CI - "The rating CI is reserved for income bonds on which no interest is being paid."

     D - "Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized."

Duff and Phelps Inc.  provides the following  descriptions of its corporate bond
--------------------------------------------------------------------------------
ratings:
--------

     AAA - "Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt."

     AA - "High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions."

     A - "Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress."

     BBB - "Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles."

     BB - "Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category."

     B - "Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade."

     CCC - "Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends.
Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments."

     DD - "Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments."

Fitch  Investors  Service,  Inc.  provides  the  following  descriptions  of its
--------------------------------------------------------------------------------
corporate bond ratings:
-----------------------

     AAA - "AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events."

     AA - "AA ratings denote a very low expectation of credit risk. They indicate strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events."

     A - "A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings."

     BBB - "BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category."

     BB - "BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade."

     B - "B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment."

     CCC, CC, C - "Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default."

     DDD, DD and D - "Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50%-90% of such outstanding, and 'D' the lowest recovery potential, i.e. below 50%."

Thomson  BankWatch  provides the following  descriptions  of its corporate  bond
--------------------------------------------------------------------------------
ratings:
--------

     AAA - "Indicates that the ability to repay principal and interest on a timely basis is extremely high."

     AA - "Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category."

     A - "Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings."

     BBB - "The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings."

     BB - "While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations."

     B - "Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis."

     CCC - "Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances."

     CC - "CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization."

     D - "Default."

CORPORATE NOTES.

Moody's  Investors  Service,  Inc.  provides the following  descriptions  of its
--------------------------------------------------------------------------------
corporate note ratings:
-----------------------


MIG-1 "Notes which are rated MIG-1 are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing."

MIG-2 "Notes which are rated MIG-2 are judged to be of high quality. Margins of protection are ample although not so large as in the preceding group."

Standard & Poor's  Ratings  Group  provides the  following  descriptions  of its
--------------------------------------------------------------------------------
corporate note ratings:
-----------------------

SP-1  "Debt rated SP-1 has very strong or strong  capacity to pay  principal and
      interest.   Those  issues  determined  to  possess   overwhelming   safety
      characteristics will be given a plus (+) designation."

SP-2  "Debt rated SP-2 has satisfactory capacity to pay principal and interest."

COMMERCIAL PAPER.

Description of Commercial Paper Ratings of Moody's Investors Service, Inc.:
--------------------------------------------------------------------------

Prime-1 "Superior capacity for repayment of short-term promissory obligations."

Prime-2 "Strong capacity for repayment of short-term promissory obligations."

Prime-3 "Acceptable ability for repayment of short-term promissory obligations."

Description of Commercial Paper Ratings of Standard & Poor's Ratings Group:
--------------------------------------------------------------------------

A-1 "This designation indicates that the degree of safety regarding timely payment is very strong."

A-2 "Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1."

A-3 "Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of
      changes   in   circumstances   than   obligations   carrying   the  higher
      designations."

Description of Commercial Paper Ratings of Duff & Phelps, Inc.:
---------------------------------------------------------------

DUFF-1 - "Very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are minor."

DUFF-2 - "Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small."

Description of Commercial Paper Ratings of Thomson BankWatch:
-------------------------------------------------------------

TBW-1 - "The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis."

TBW-2 - "The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1."

TBW-3 - "The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate."

TBW-4 - "The lowest rating category; this rating is regarded as non-investment grade and therefore speculative."

INVESTMENT LIMITATIONS
----------------------

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund.

     THE LIMITATIONS APPLICABLE TO THE TOUCHSTONE HIGH YIELD FUND AND THE TOUCHSTONE BOND FUND ARE:

     As a matter of fundamental policy, neither Fund may:

     (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's net assets, it may borrow money (including through reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage), and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below;

     (2) underwrite securities issued by other persons except insofar as the Funds may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

     (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

     (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Fund may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

     (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry;

     (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

     (7) with respect to 75% of its total assets taken at market value, invest in assets other than cash and cash items (including receivables), U.S.
Government securities, securities of other investment companies and other securities for purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     THE FOLLOWING INVESTMENT LIMITATIONS OF THE TOUCHSTONE HIGH YIELD FUND AND THE TOUCHSTONE BOND FUND ARE NONFUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

     Each Fund (or the Trust, on behalf of each Fund) will not as a matter of "operating policy" (changeable by the Board of Trustees without a shareholder vote):

     (1) borrow money (including through reverse repurchase agreements or forward roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings exceed 5%;

     (2) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

     (3) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     (4) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

     (5) invest for the purpose of exercising control or management;

     (6) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund (1) waives the investment advisory fee, with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

     (7) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either (i) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Fund's Board of Trustees have determined the commercial paper to be liquid; or (ii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Fund's Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

     (8) invest more than 10% of the Fund's total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than Rule 144A Securities deemed liquid by the Fund's Board of Trustees);

     (9) purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

     (10) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Funds have no current intention to engage in short selling);

     (11) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such classes of securities will exceed 5% of its total assets;

     (12) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

     (13) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

     THE LIMITATIONS APPLICABLE TO THE TOUCHSTONE SHORT TERM GOVERNMENT INCOME FUND AND THE TOUCHSTONE INTERMEDIATE TERM GOVERNMENT INCOME FUND ARE:

     1. BORROWING MONEY. Each Fund will not borrow money, except (a) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of the Fund's total assets or (b) pursuant to Paragraph (15) of this section. Each Fund may pledge its assets to the extent of up to 15% of the value of its total assets to secure such borrowings.

     2. UNDERWRITING. Each Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     3. ILLIQUID INVESTMENTS. Each Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of the Fund's total assets would be invested in such securities.

     4. REAL ESTATE. Each Fund will not purchase, hold or deal in real estate, including real estate limited partnership interests.

     5. COMMODITIES. Each Fund will not purchase, hold or deal in commodities or commodities futures contracts.

     6. LOANS. Each Fund will not make loans to individuals, to any officer or Trustee of the Trust or to its Advisor or to any officer or director of the Advisor (each Fund, however, may purchase and simultaneously resell for later delivery obligations issued or guaranteed as to principal and interest by the United States Government or an agency or instrumentality thereof; provided that each Fund will not enter into such repurchase agreements if, as a result thereof, more than 10% of the value of the Fund's total assets at that time would be subject to repurchase agreements maturing in more than seven days). The making of a loan by either Fund does not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, whether or not the purchase was made upon the original issuance of the securities.

     7. SECURITIES OF ONE ISSUER. Each Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause more than 25% of the value of the Fund's total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the Investment Company Act of 1940).

     8. SECURITIES OF ONE CLASS. Each Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause 10% of any class of securities of such issuer to be held by a Fund, or acquire more than 10% of the outstanding voting securities of such issuer. (All outstanding bonds and other evidences of indebtedness shall be deemed to be a single class of securities of the issuer, and all kinds of stock of an issuer preferred over the common stock as to dividends or liquidation shall be deemed to constitute a single class regardless of relative priorities, series designations, conversion rights and other differences).

     9. INVESTING FOR CONTROL. Each Fund will not invest in companies for the purpose of exercising control or management.

     10. OTHER INVESTMENT COMPANIES. Each Fund will not purchase securities issued by any other investment company or investment trust except (a) by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than customary brokers' commission or (b) where such purchase, not made in the open market, is part of a plan of merger or consolidation or acquisition of assets; provided that each Fund shall not purchase the securities of any investment companies or investment trusts if such purchase at the time thereof would cause more than 10% of the value of the Fund's total assets to be invested in the securities of such issuers, and provided further, that each Fund shall not purchase securities issued by any other open-end investment company.

     11. MARGIN PURCHASES. Each Fund will not purchase securities or evidences of interest thereon on "margin," except that the Funds may obtain such short-term credit as may be necessary for the clearance of purchases and sales or redemption of securities.

     12. COMMON STOCKS. Each Fund will not invest in common stocks.

     13. OPTIONS. Each Fund will not engage in the purchase or sale of put or call options.

     14. SHORT SALES. Each Fund will not sell any securities short.

     15. WHEN-ISSUED PURCHASES. The Funds will not make any commitment to purchase securities on a when-issued basis except that the Touchstone Intermediate Term Government Income Fund may make such commitments if no more than 20% of the Fund's net assets would be so committed.

     16. CONCENTRATION. Each Fund will not invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

     17. MINERAL LEASES. The Funds will not purchase oil, gas or other mineral leases or exploration or development programs.

     18. SENIOR SECURITIES. The Funds will not issue or sell any senior security as defined by the Investment Company Act of 1940 except insofar as any borrowing that a Fund may engage in may be deemed to be an issuance of a senior security.

     THE LIMITATIONS APPLICABLE TO THE TOUCHSTONE INSTITUTIONAL GOVERNMENT INCOME FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets.

     2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. ILLIQUID INVESTMENTS. The Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     5. REAL ESTATE. The Fund will not purchase, hold or deal in real estate.

     6. COMMODITIES. The Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the U.S. Government obligations in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

     7. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of U.S. Government obligations.

     8. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

     9. SHORT SALES AND OPTIONS. The Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by the Fund of securities in which the Fund may otherwise invest would be considered to be sales of options.

     10. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

     11. CONCENTRATION. The Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in obligations issued by the U.S. Government, its territories and possessions, the District of Columbia and their respective agencies and instrumentalities or repurchase agreements with respect thereto.

     12. MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases or exploration or development programs.

     13. SENIOR SECURITIES. The Fund will not issue or sell any senior security as defined by the Investment Company Act of 1940 except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

     THE LIMITATIONS APPLICABLE TO THE TOUCHSTONE MONEY MARKET FUND ARE:

     1. BORROWING MONEY. Each Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. Each Fund also will not make any borrowing which would cause outstanding borrowings to exceed one-third of the value of its total assets.

     2. UNDERWRITING. Each Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     3. REAL ESTATE. Each Fund will not purchase, hold or deal in real estate.

     4. CONCENTRATION. Each Fund will not invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

     5. COMMODITIES. Each Fund will not purchase, hold or deal in commodities and will not invest in oil, gas or other mineral explorative or development programs.

     6. LOANS. Each Fund will not make loans to other persons if, as a result, more than one-third of the value of the Fund's total assets would be subject to such loans. This limitation does not apply to (a) the purchase of a portion of an issue of debt securities in accordance with a Fund's investment objective, policies and limitations or (b) engaging in repurchase transactions.

     7. OPTIONS. Each Fund will not engage in the purchase or sale of put or call options.

     8. SENIOR SECURITIES. Each Fund will not issue or sell any senior security as defined by the Investment Company Act of 1940 except insofar as any borrowing that the Funds may engage in may be deemed to be an issuance of a senior security.

     The Touchstone Money Market Fund has adopted the following additional investment limitation, which may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the Investment Company Act of 1940).

     In addition, the Touchstone Money Market Fund may not invest more than 25% of its total assets in a particular industry, except that the Fund may invest more than 25% of total assets in the securities of banks. Currently, the Securities and Exchange Commission defines the term "bank" to include U.S. banks and their foreign branches if, in the case of foreign branches, the parent U.S. bank is unconditionally liable for such obligations. These limitations do not apply to obligations of the U.S. Government or any of its agencies or instrumentalities. The Fund does not consider utilities or companies engaged in finance generally to be one industry. Finance companies will be considered a part of the industry they finance (e.g., GMAC-auto; VISA-credit cards). Utilities will be divided according to the types of services they provide; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     THE FOLLOWING INVESTMENT LIMITATIONS OF THE TOUCHSTONE MONEY MARKET FUND ARE NONFUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

     1. ILLIQUID INVESTMENTS. Each Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the Intermediate Bond Fund's net assets or 10% of the value of the Money Market Fund's net assets would be invested in such securities.

     2. OTHER INVESTMENT COMPANIES. Each Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of the value of its total assets in securities of other investment companies.

     3. MARGIN PURCHASES. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities.

     4. SHORT SALES. Each Fund will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

     With respect to the percentages adopted by the Trust as maximum limitations on a Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money or investing in illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

     The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Trust has never acquired, nor does it presently intend to acquire, securities issued by any other investment company or investment trust. The Touchstone Institutional Government Income Fund does not intend to invest in obligations issued by territories and possessions of the United States, the District of Columbia and their respective agencies and instrumentalities or repurchase agreements with respect thereto. The Touchstone Short Term Government Income Fund and the Touchstone Intermediate Term Government Income Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     Although not a fundamental policy, portfolio investments and transactions of the Touchstone Short Term Government Income Fund, the Touchstone Institutional Government Fund and the Touchstone Intermediate Term Government Income Fund will be limited to those investments and transactions permissible for Federal credit unions pursuant to 12 U.S.C. Section 1757(7) and (8) and 12 CFR Part 703. If this policy is changed as to allow the Funds to make portfolio investments and engage in transactions not permissible for Federal credit unions, the Trust will so notify all Federal credit union shareholders.

TRUSTEES AND OFFICERS
---------------------

     The following is a list of the Trustees and executive officers of the Trust, their compensation from the Trust and their aggregate compensation from the Western-Southern complex of mutual funds for the fiscal year ended September 30, 1999. Messrs. Coleman, Cox, Schwab and Stautberg did not receive any compensation from the Trust during the fiscal year since they did not begin serving as Trustees until October 29, 1999. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk. Each of the Trustees is also a Trustee of Touchstone Tax-Free Trust and Touchstone Strategic Trust. Each of the Trustees, except Mr. Lerner, Mr. Leshner, Ms. McGruder and Mr. Robertson, is also a Trustee of Touchstone Variable Series Trust and Touchstone Series Trust.

                                                                         AGGREGATE COMPENSATION
                                      POSITION       COMPENSATION FROM    FROM THE TOUCHSTONE
             NAME                       HELD               TRUST               COMPLEX(1)
             ----                       ----               -----               ----------
       William O. Coleman         Trustee                   $  0                $ 2,192
       Phillip R. Cox             Trustee                      0                 10,000
    +  H. Jerome Lerner           Trustee                  4,000                 15,000
    *  Robert H. Leshner          President/Trustee            0                      0
    *  Jill T. McGruder           Trustee                      0                      0
    +  Oscar P. Robertson         Trustee                  4,000                 15,000
       Nelson Schwab, Jr.         Trustee                      0                  2,192
    +  Robert E. Stautberg        Trustee                      0                 10,000
       Joseph S. Stern, Jr.       Trustee                      0                  8,000
       Maryellen Peretzky         Vice President               0                      0
       Tina D. Hosking            Secretary                    0                      0
       Theresa M. Samocki         Treasurer                    0                      0

(1) The Touchstone complex of mutual funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, eight series of Touchstone Strategic Trust, ten series of Touchstone Variable Series Trust and the Touchstone Series Trust.

* Ms. McGruder, as President and Director of Touchstone Advisors, Inc., the Trust's investment advisor and Touchstone Securities, Inc., the Trust's distributor, and Mr. Leshner, as an employee of Fort Washington Investment Advisors, Inc., the Fund's sub-advisor, are each an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

+ Member of Audit Committee.

     The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

     WILLIAM O. COLEMAN, Age 70, 2 Noel Lane, Cincinnati, Ohio is a retired General Sales Manager and Vice President of The Procter & Gamble Company and a trustee of The Procter & Gamble Profit Sharing Plan and The Procter & Gamble Employee Stock Ownership Plan. He is a director of LCA Vision (a laser vision correction institute) and a trustee of Touchstone Strategic Trust, Touchstone Series Trust and Touchstone Variable Series Trust (registered investment companies).

     PHILLIP  R.  COX,  Age 52,  105 East  Fourth  Street,  Cincinnati,  Ohio is
President and Chief Executive Officer of Cox Financial Corp. (a financial services company). He is a director of the Federal Reserve Bank of Cleveland, Cincinnati Bell Inc. and Cinergy Corporation. He is also a trustee of Touchstone Strategic Trust, Touchstone Series Trust and Touchstone Variable Series Trust (registered investment companies).

     H. JEROME LERNER, Age 61, 7149 Knoll Road, Cincinnati, Ohio is a principal of HJL Enterprises and is Chairman of Crane Electronics, Inc. (a manufacturer of electronic connectors). He is also a director of Slush Puppy Inc. (a manufacturer of frozen beverages) and Peerless Manufacturing (a manufacturer of bakery equipment).

     ROBERT H. LESHNER, Age 60, 312 Walnut Street, Cincinnati, Ohio is President and a director of director of Ft. Washington Brokerage Services, Inc. (a broker-dealer), CS Holdings, Inc. (a financial services company and parent of Integrated Fund Services, Inc. and IFS Fund Distributors, Inc.), Integrated Fund Services, Inc. (a registered transfer agent) and IFS Fund Distributors, Inc. (a registered broker-dealer). He is also President and a trustee of Touchstone
Strategic   Trust  and  Touchstone   Tax-Free  Trust,   (registered   investment
companies).

     JILL T. McGRUDER, Age 44, 311 Pike Street, Cincinnati, Ohio is President, Chief Executive Officer and a director of IFS Financial Services, Inc. (a holding company), Touchstone Advisors, Inc. (a registered investment Advisor of the Trust) and Touchstone Securities, Inc. (a registered broker-dealer). She is a Senior Vice President of Western-Southern Life Assurance Company and a director of Capital Analysts Incorporated (a registered investment Advisor and broker-dealer), CS Holdings, Inc., Ft. Washington Brokerage Services, Inc., IFS Fund Distributors, Inc. and Integrated Fund Services, Inc. She is also President and a director of IFS Agency Services, Inc. and IFS Insurance Agency, Inc. (insurance agencies). Until December 1996, she was National Marketing Director of Metropolitan Life Insurance Co. From 1991 until 1996, she was Vice President of Touchstone Advisors, Inc. and IFS Financial Services, Inc.

     OSCAR P. ROBERTSON, Age 60, 4293 Muhlhauser Road, Fairfield, Ohio is President of Orchem Corp., a chemical specialties distributor, and Orpack Stone Corporation, a corrugated box manufacturer. Mr. Robertson is also a Trustee of Touchstone Tax-Free Trust and Touchstone Strategic Trust (registered investment companies).

     NELSON SCHWAB, JR., Age 81, 511 Walnut Street, Cincinnati, Ohio is Senior Counsel of Graydon, Head & Ritchey (a law firm). He is a director of Rotex, Inc. (a machine manufacturer), The Ralph J. Stolle Company and Security Rug Cleaning Company. He is also a trustee of Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Series Trust and Touchstone Variable Series Trust (registered investment companies).

     ROBERT E. STAUTBERG, Age 65, 4815 Drake Road, Cincinnati, Ohio is a retired partner and director of KPMG Peat Marwick LLP. He is a trustee of Good Samaritan Hospital, Bethesda Hospital and Tri Health. He is also a trustee of Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Series Trust and Touchstone Variable Series Trust (registered investment companies).

     JOSEPH S. STERN, JR., Age 81, 3 Grandin Place, Cincinnati, Ohio is a retired Professor Emeritus of the University of Cincinnati College of Business. He is also a Trustee of Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Series Trust and Touchstone Variable Series Trust (registered investment companies).

     MARYELLEN PERETSKY, Age 47, 312 Walnut Street, Cincinnati, Ohio is Senior Vice President, Chief Operating Officer and Secretary of Ft. Washington Brokerage Services, Inc. and Senior Vice President and Secretary of CS Holdings, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is also Vice President of Touchstone Strategic Trust.

     TINA D. HOSKING, Age 31, 312 Walnut Street, Cincinnati, Ohio is Vice President and Associate General Counsel of Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is also Secretary of Touchstone Tax-Free Trust and Touchstone Strategic Trust.

     THERESA M. SAMOCKI, Age 30, 312 Walnut Street, Cincinnati, Ohio is Vice President-Fund Accounting Manager of Integrated Fund Services, Inc. and IFS Fund Distributors, Inc. She is also Treasurer of Touchstone Tax-Free Trust and Touchstone Strategic Trust.

     Each Trustee, except for Mr. Leshner and Ms. McGruder, receives a quarterly retainer of $1,500 and a fee of $1,500 for each Board meeting attended. Such fees are split equally among the Trust, Touchstone Tax-Free Trust and Touchstone Strategic Trust.

THE INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------

     THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor") is the Funds' investment manager. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Mr. Leshner may be deemed to be an affiliate of the Advisor because of his employment with Fort Washington Investment Advisors, Inc., the Sub-Advisor. Ms. McGruder and Mr. Leshner, by reason of such affiliation, may directly or indirectly receive benefits from the advisory fees paid to the Advisor. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate as shown below:

     Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises each Fund's Sub-Advisor, reviews and evaluates the performance of a Fund Sub-Advisor and determines whether or not the Fund's Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate as shown below. The total fees paid by a Fund during the first and second halves of each fiscal year of the Trust may not exceed the semiannual total of the daily fee accruals requested by the Advisor during the applicable six month period.

     The Touchstone Short Term Government Income Fund, the Touchstone Intermediate Term Government Income Fund, and the Touchstone Money Market Fund each pay the Advisor a fee computed and accrued daily and paid monthly as follows:

                   Annual                       Fee to Advisor
                    rate             (as % of average daily net assets)

                    0.50% of assets up to $50 million
                    0.45% of assets from $50 million to $150 million 0.40% of assets from $150 million to $250 million 0.375% of assets over $250 million

     The Touchstone Bond Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of its average daily net assets.

     The Touchstone Institutional Government Income Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.20% of its average daily net assets.

     The Touchstone High Yield Fund pays the Advisor a fee computed and accrued daily and paid monthly at a rate of 0.60% of its daily net assets.

     The advisory fees paid by the Touchstone Bond Fund during the fiscal years ended December 31, 1999, 1998 and 1997 are $108,553, $100,011 and $82,976,
repsectively. Touchstone Advisors voluntarily reimbursed $268,587, $50,678 and $96,974 for the fiscal years ended December 31, 1999, 1998 and 1997.

     Set forth below are the advisory fees paid by the Funds to the previous adviser to the Funds (the "Predecessor Advisor") during the fiscal years ended September 30, 1999, 1998 and 1997.

                                                             1999         1998         1997
                                                             ----         ----         ----
Touchstone Short Term Government Income Fund                522,067      459,485      476,697
Touchstone Intermediate Term Government Income Fund         231,334      251,601      274,084
Touchstone Money Market Fund(1)                             137,483      312,309           --
Touchstone Institutional Government Income Fund(2)           91,227      100,484      100,100

(1) The Predecessor Advisor voluntarily waived $127,666 of its fees for the fiscal year ended September 30, 1999 in order to reduce the operating expenses of the Fund.

(2) The Predecessor Advisor voluntarily waived $33,050, $23,440 and $22,972 of its fees for the fiscal years ended September 30, 1999, 1998 and 1997, respectively, in order to reduce the operating expenses of the Fund.

     Prior to August 29, 1997, the investment Advisor of the Predecessor Money Market Fund and the Predecessor Toouchstone Bond Fund was Trans Financial Bank, N.A. ("Trans Financial"). For the fiscal period ended August 31, 1997, the Predecessor Money Market Fund accrued advisory fees of $188,896; however, Trans Financial voluntarily waived $130,362 of such fees during the fiscal year ended August 31, 1997 in order to reduce the operating expenses of the Fund. For the fiscal period ended August 31, 1997, the Predecessor
Intermediate Bond Fund accrued advisory fees of $60,906; however, Trans Financial waived its entire advisory fee and reimbursed the Predecessor Fund for $43,624 of expenses during the fiscal year ended August 31, 1997 in order to reduce the operating expenses of the Fund.

     The Funds are responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Funds, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Funds may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Advisor bears promotional expenses in connection with the distribution of the Funds' shares to the extent that such expenses are not assumed by the Funds under their plan of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director or employee of the Advisor are paid by the Advisor.

     By their terms, the Funds' investment advisory agreements remain in force until October 28, 2001 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Funds' investment advisory agreements may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreements automatically terminate in the event of their assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

     THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. ("the Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor which is paid monthly at an annual rate as follows:

                                          Fee to Sub-Advisor
Fund                              (as % of average daily net assets)
----                              ----------------------------------
Touchstone High Yield Fund                        0.40%
Touchstone Bond Fund                              0.30%
Touchstone Intermediate Term
     Government Income Fund                       0.20%
Touchstone Money Market Fund                      0.15%
Touchstone Short Term Goverment
     Income Fund                                  0.15%
Touchstone Institutional Goverment
     Income Fund                                  0.05%

     The  services  provided  by the  Sub-Advisor  are  paid for  wholly  by the
Advisor.  The  compensation  of  any  officer,   director  or  employee  of  the
Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

     The employment of the Sub-Advisor will remain in force until October 1, 2000 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE DISTRIBUTOR
---------------

     Touchstone Securities, Inc. ("Touchstone") is the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds. The Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

     As principal underwriter of the Funds, Touchstone retains the entire sales load on all direct initial investments and on all investments in accounts with no designated dealer of record. Touchstone is the only affiliated dealer of the Funds. Touchstone allows concessions to dealers who sell shares of the Touchstone Intermediate Term Government Income Fund and the Toucshtone Bond Fund. Prior to May 1, 2000, the Predecessor Advisor also served as the principal underwriter for the Funds. For the fiscal year ended September 30, 1999, the aggregate commissions on sales of the Toucshstone Intermediate Term Government Income Fund's shares were $20,561 of which the Predecessor Advisor paid $13,878 to unaffiliated broker-dealers in the selling network, earned $5,262 as a broker-dealer in the selling network and retained $1,421 in underwriting commissions. For the fiscal year ended December 31, 1999, the aggregate commissions on sales of the Toucshtone Bond Fund's shares were $__________ which Touchstone paid $__________ to unaffiliated broker-dealers in the selling network, earned $__________ as a broker-dealer in the selling network and retained $__________ in underwriting commissions. For the fiscal year ended September 30, 1998, the aggregate commissions on sales of the Touchstone Intermediate Term Government Income Fund's shares were $22,767 of which the Predecessor Advisor paid $17,566 to unaffiliated broker-dealers in the selling network, earned $3,762 as a broker-dealer in the selling network and retained $1,439 in underwriting commissions. For the fiscal year ended December 31, 1998, the aggregate commissions on sales of the Touchstone Bond Fund's shares were $__________ of which Touchstone paid $__________ to unaffiliated broker-dealers in the selling network, earned $__________ as a broker-dealer in the selling network and retained $__________ in underwriting commissions. For the fiscal year ended September 30, 1997, the aggregate commissions on sales of the Touchstone Intermediate Term Government Income Fund's shares were $14,314 of which the Predecessor Advisor paid $10,905 to unaffiliated broker-dealers in the selling network, earned $2,847 as a broker-dealer in the selling network and retained $562 in underwriting commissions. For the fiscal year ended December 31, 1997, the aggregate commissions on sales of the Touchstone Bond Fund's shares were $__________ of which the Predecessor Advisor earned $__________ as a broker-dealer in the selling network and retained $__________ in underwriting commissions.

     The Funds may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in the Fund for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------

     CLASS A SHARES As stated in the Prospectus, the Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Advisor. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .35% of the average daily net assets of the Touchstone Short Term Government Income Fund, the Touchstone Intermediate Term Government Income Fund, the Touchstone Money Market Fund and Class A shares of each of the Touchstone Bond Fund and Touchstone High Yield Fund and .10% of the average daily net assets of the Touchstone Institutional Government Fund. A waiver will limit the expenses for the Touchstone Bond Fund under the Class A Plan to 0.25% of average daily net assets until October 29, 2001. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended December 31, 1999 for the Touchstone Bond Fund and the fiscal year ended September 30, 1999, for each other Fund, the aggregate distribution-related expenditures of the Touchstone Short Term Government Income Fund ("STF"), the Touchstone Intermediate Term Government Income Fund ("ITF"), the Touchstone Money Market Fund ("MMF"), the Touchstone Bond Fund ("BF") and the Touchstone Institutional Government Income Fund ("IGF") under the Class A Plan were $147,856, $61,623, $5,128, $11,783 and $2,503, respectively. Amounts were spent as follows:

                            STF          ITF          MMF         BF           IGF
                            ---          ---          ---         --           ---
Printing and mailing      $ 4,356      $ 4,123      $ 5,128    $ 11,783      $ 2,503
of prospectuses and
reports to
prospective
shareholders.

Payments to               143,500       57,500           --          --
broker-dealers and
others for the sale
or retention of
assets.

Advertising and                --           --           --          --
promotion.
                         --------     --------     --------    --------     -------

                         $147,856     $ 61,623      $ 5,128    $ 11,783     $ 2,503
                         ========     ========      =======    ========     =======

     CLASS C SHARES (TOUCHSTONE BOND FUND AND TOUCHSTONE HIGH YIELD FUND ONLY) - Each of the Touchstone Bond Fund and the Touchstone High Yield Fund has also adopted a plan of distribution (the "Class C Plan") with respect to each Fund's Class C shares. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to the Advisor of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, the Fund may pay up to an additional .75% per annum of the daily net assets of its Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by its clients, in addition to the .25% account maintenance fee described above. Class C shares of the Touchstone Bond Fund incurred distribution expenses during the fiscal year ended December 31, 1999 of $10,142.

     GENERAL INFORMATION -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

     The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plans or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by the Advisor after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

     In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the

Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of the Touchstone Bond Fund and the Touchstone High Yield Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

     Robert H. Leshner and Jill T. McGruder, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

     Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Advisor seeks best execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions were paid by the Funds during the last three fiscal years.

     The Sub-Advisor is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Sub-Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if it is determined in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Advisor's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds or the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used in connection with the Funds.

     The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Advisor, the Sub-Advisor and other affiliates of the Trust or the Advisor or the Sub-Advisor may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Sub-Advisor may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

     In certain instances, there may be securities which are suitable for a Fund as well as for the Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in dome cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

     During the fiscal year ended September 30, 1999, the Money Market Fund acquired securities of the Trust's regular broker-dealers as follows: Morgan Stanley, Dean Witter, Discover & Co. corporate notes $150,000 par value, the market value of which was $150,136 as of September 30, 1999; Merrill Lynch & Company corporate notes $420,000 par value, the market value of which was $421,309 as of September 30, 1999; Bear Stearns & Co., Inc. corporate notes, $250,000 par value, the market value of which was $251,008 as of September 30, 1999.

     During the fiscal year ended September 30, 1999, the Funds entered into repurchase transactions with the following entities who may be deemed to be regular broker-dealers of the

Trust as defined under the Investment Company Act of 1940: Banc One Capital Markets, Deutsche Bank Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley, Dean Witter & Co., Nesbitt-Burns Securities Inc. and Prudential-Bache Securities Inc.

     CODE OF ETHICS. The Trust, the Advisor, the Sub-Advisor and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Advisor and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Advisor and Sub-Advisor. The Code requires that all employees of the Advisor and Sub-Advisor preclear any personal securities investment (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any Fund. The substantive restrictions applicable to investment personnel of the Advisor and Sub-Advisor include a ban on acquiring any securities in an initial public offering. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Advisor and Sub-Advisor within periods of trading by the Funds in the same (or equivalent) security. The Code of Ethics adopted by the Trust, the Advisor, the Sub-Advisor and Touchstone are on public file with, and are available from, the Securities and Exchange Commission.

PORTFOLIO TURNOVER
------------------

     The Sub-Advisor intends to hold the portfolio securities of the Touchstone Short Term Government Income Fund, the Touchstone Institutional Government Income Fund and the Touchstone Money Market Fund to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

     The Touchstone Intermediate Term Government Income Fund does not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors.

     A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which a Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

     The share price (net asset value) and the share price of the shares of the Touchstone Short Term Government Income Fund, the Touchstone Institutional Government Income Fund and the Touchstone Money Market Fund is determined as of 12:30 p.m. and 4:00 p.m., Eastern time, on each day the Trust is open for business. The share price and the public offering price (net asset value plus applicable sales load) of the shares of the Touchstone Intermediate Term Government Income Fund and the Touchstone Bond Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in any Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

     Pursuant to Rule 2a-7 promulgated under the Investment Company Act of 1940, the Touchstone Short Term Government Income Fund, the Touchstone Institutional Government Income Fund and the Touchstone Money Market Fund each value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of the Touchstone Short Term Government Income Fund, the Touchstone Institutional Government Income Fund or the Touchstone Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Touchstone Short Term Government Income Fund, the Touchstone Institutional Government Income Fund and the Touchstone Money Market Fund.

     Pursuant to Rule 2a-7, the Touchstone Short Term Government Income Fund, the Touchstone Institutional Government Income Fund and the Touchstone Money Market Fund each maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only securities having remaining maturities of thirteen months or less and invest only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible. The maturity of U.S. Government obligations which have a variable rate of interest readjusted no less frequently than annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.

     The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Touchstone Short Term Government Income Fund, the Touchstone Institutional Government Income Fund and the Touchstone Money Market Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include review of each Fund's portfolio holdings by the Board of Trustees to determine whether a Fund's net asset value calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

     While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Touchstone Short Term Government Income Fund, the Touchstone Institutional Government Income Fund or the Touchstone Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

     Portfolio securities held by the Touchstone Intermediate Term Government Income Fund or the Touchstone Bond Fund for which market quotations are readily available are generally valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

CHOOSING A SHARE CLASS
----------------------

     Each of the Touchstone Bond Fund and the Touchstone High Yield Fund offers Class A and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales loads and distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

     The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced sales loads or, in the case of purchases of $1 million or more, no initial sales load, you may find Class A shares attractive because similar sales load reductions are not available for Class C shares. Moreover, Class A shares are subject to lower ongoing expenses than Class C shares over the term of the investment. As an alternative, Class C shares are sold with a lower initial sales load so more of the purchase price is immediately invested in a Fund. If you do not plan to hold your shares in a Fund for a long time (less than 4 1/4 years), it may be better to purchase Class C shares so that more of your purchase is invested directly in the Fund, although you will pay higher distribution fees. If you plan to hold your shares in a Fund for more than 4 1/4 years, it may be better to purchase Class A shares, since after 4 1/4 years your accumulated distribution fees may be more than the sales load paid on your purchase.

     When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many experienced and very qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work diligently with your chosen financial advisor.

     Set forth below is a chart comparing the sales loads and 12b-1 fees applicable to each class of shares:

                              Touchstone Bond Fund
                              --------------------

CLASS                        SALES LOAD                             12b-1 FEE
--------------------------------------------------------------------------------
  A            Maximum of 4.75% initial sales load reduced for        0.25%
               purchases of $50,000 and over; shares sold without an initial sales load may be subject to a 1.00% contingent deferred sales load during first year if a commission was paid to a dealer

  C            1.25% initial sales load; 1.00% contingent             1.00%
               deferred sales load during first year
--------------------------------------------------------------------------------
If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales load and the annual expenses are lower.

                           Touchstone High Yield Fund
                           --------------------------

CLASS                        SALES LOAD                             12b-1 FEE
--------------------------------------------------------------------------------
  A            Maximum of 4.75% initial sales load reduced for        0.35%
               purchases of $50,000 and over; shares sold without an initial sales load may be subject to a 1.00% contingent deferred sales load during first year if a commission was paid to a dealer

  C            1.25% initial sales load; 1.00% contingent             1.00%
               deferred sales load during first year
--------------------------------------------------------------------------------
If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales load and the annual expenses are lower.

               Touchstone Intermediate Term Government Income Fund

                       SALES LOAD                                  12b-1 FEE
--------------------------------------------------------------------------------
               Maximum of 4.75% initial sales load reduced for        0.13%
               purchases of $50,000 and over; shares sold
               without an initial sales load may be subject to
               a 1.00% contingent deferred sales load during
               first year if a commission was paid to a dealer
--------------------------------------------------------------------------------
If you are investing $1 million or more, there is no front-end sales load and the annual expenses are lower.

     There is no sales load for purchases of shares of the Touchstone Money Market Fund, the Touchstone Short Term Government Income Fund or the Touchstone Institutional Government Income Fund. The 12b-1 fee applicable to each of these funds is as follows:

     Fund                                                        12b-1 Fee
     ----                                                        ---------

     Touchstone Money Market Fund                                   0.02%

     Touchstone Short Term Government Income Fund                   0.13%

     Touchstone Institutional Government Income Fund                0.01%

     Class A Shares
     --------------

     Class A shares are sold at net asset value ("NAV") plus an initial sales load. In some cases, reduced initial sales loads for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales load at the time of purchase but may be subject to a contingent deferred sales load of 1.00% on redemptions made within 1 year after purchase if a commission was paid by Touchstone to a participating unaffiliated dealer. Class A shares are also subject to an annual 12b-1 distribution fee of up to .25% of a Fund's average daily net assets allocable to Class A shares.

     The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Touchstone High Yield Fund and the Touchstone Bond Fund and for the Touchstone Intermediate Term Government Income Fund (accounts opened after July 31, 1999):

                                       Percentage       Which          Dealer
                                      of Offering    Equals this    Reallowance
                                    Price Deducted   Percentage    as Percentage
                                       for Sales     of Your Net    of Offering
Amount of Investment                     Load         Investment       Price
--------------------                     ----         ----------       -----
Less than $50,000                        4.75%           4.99%         4.00%
$50,000 but less than $100,000           4.50            4.72          3.75
$100,000 but less than $250,000          3.50            3.63          2.75
$250,000 but less than $500,000          2.95            3.04          2.25
$500,000 but less than $1,000,000        2.25            2.31          1.75
$1,000,000 or more                       None            None          None

     The following table illustrates the initial sales load breakpoints for the purchase of shares of the Touchstone Intermediate Term Government Income Fund for accounts opened between February 1, 1995 and July 31, 1999:

                                       Percentage       Which          Dealer
                                      of Offering    Equals this    Reallowance
                                    Price Deducted   Percentage    as Percentage
                                       for Sales     of Your Net    of Offering
Amount of Investment                     Load         Investment       Price
--------------------                     ----         ----------       -----
Less than $100,000                       2.00%           2.04%          1.80%
$100,000 but less than $250,000          1.50            1.52           1.35
$250,000 but less than $500,000          1.00            1.01           0.90
$500,000 but less than $1,000,000        0.75            0.76           0.65
$1,000,000 or more                       None            None           None

     The following table shows the initial sales load breakpoints for the purchase of shares of the Touchstone Intermediate Term Government Income Fund for accounts opened before February 1, 1995:

                                       Percentage       Which          Dealer
                                      of Offering    Equals this    Reallowance
                                    Price Deducted   Percentage    as Percentage
                                       for Sales     of Your Net    of Offering
Amount of Investment                     Load         Investment       Price
--------------------                     ----         ----------       -----
Less than $500,000                       1.00%           1.01%         1.00%
$500,000 but less than $1,000,000        0.75            0.76          0.75
$1,000,000 or more                       None            None          None

     Under certain circumstances, Touchstone may increase or decrease the reallowance to selected dealers. In addition to the compensation otherwise paid to securities dealers, Touchstone may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Western-Southern Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

     For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation of up to 1.00% of such purchases from Touchstone. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other funds in the Western-Southern Family of Funds. Dealers should contact Touchstone for more information on the calculation of the dealer's commission in the case of combined purchases.

     AN EXCHANGE FROM OTHER WESTERN-SOUTHERN FUNDS WILL NOT QUALIFY FOR PAYMENT OF THE DEALER'S COMMISSION UNLESS THE EXCHANGE IS FROM A WESTERN-SOUTHERN FUND WITH ASSETS AS TO WHICH A DEALER'S COMMISSION OR SIMILAR PAYMENT HAS NOT BEEN PREVIOUSLY PAID. NO COMMISSION WILL BE PAID IF THE PURCHASE REPRESENTS THE REINVESTMENT OF A REDEMPTION FROM A FUND MADE DURING THE PREVIOUS TWELVE MONTHS. REDEMPTIONS OF CLASS A SHARES MAY RESULT IN THE IMPOSITION OF A CONTINGENT DEFERRED SALES LOAD IF THE DEALER'S COMMISSION DESCRIBED IN THIS PARAGRAPH WAS PAID IN CONNECTION WITH THE PURCHASE OF SUCH SHARES. SEE "CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES" BELOW.

     REDUCED SALES LOAD. You may use the Right of Accumulation to combine the cost or current NAV (whichever is higher) of your existing Class A shares of any Western-Southern Fund sold with a sales load with the amount of any current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made in any Western-Southern load fund under a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. You should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

     CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES. A contingent deferred sales load is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by Touchstone and the shares are redeemed within one year from the date of purchase. The contingent deferred sales load will be paid to Touchstone and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the contingent deferred sales load, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the contingent deferred sales load.

     Class C Shares
     --------------

     Class C shares are sold with an initial sales load of 1.25% and are subject to a contingent deferred sales load of 1.00% on redemptions of Class C shares made within one year of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 0.35% of a Fund's average daily net assets allocable to Class C shares. Touchstone intends to pay a commission of 2.00% of the purchase amount to your broker at the time you purchase Class C shares.

     Additional Information on the Contingent Deferred Sales Load
     ------------------------------------------------------------

     The contingent deferred sales load is waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue
Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone may require documentation prior to waiver of the load, including death certificates, physicians' certificates, etc.

     ALL SALES LOADS IMPOSED ON REDEMPTIONS ARE PAID TO TOUCHSTONE. IN DETERMINING WHETHER THE CONTINGENT DEFERRED SALES LOAD IS PAYABLE, IT IS ASSUMED THAT SHARES NOT SUBJECT TO THE CONTINGENT DEFERRED SALES LOAD ARE THE FIRST REDEEMED FOLLOWED BY OTHER SHARES HELD FOR THE LONGEST PERIOD OF TIME. THE CONTINGENT DEFERRED SALES LOAD WILL NOT BE IMPOSED UPON SHARES REPRESENTING REINVESTED DIVIDENDS OR CAPITAL GAINS DISTRIBUTIONS, OR UPON AMOUNTS REPRESENTING SHARE APPRECIATION.

     The following example will illustrate the operation of the contingent deferred sales load. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 1.00%, the contingent deferred sales load would be $40. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class C shares in your account are aggregated.

OTHER PURCHASE INFORMATION
--------------------------

     Additional information with respect to certain types of purchases of shares of the Toucshtone Intermediate Term Government Income Fund and Class A shares of the Touchstone High Yield Fund and the Toucshtone Bond Fund is set forth below.

     AGGREGATION. Sales charge discounts are available for certain aggregated investments. Investments which may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are: (1) for a single trust estate or fiduciary account; or (2) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a Dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of shares of two or more Funds (other than a money market fund). For example, if you concurrently invest $25,000 in one Fund and $25,000 in another Fund, the sales charge would be reduced to reflect a $50,000 purchase.

     RIGHT OF ACCUMULATION. A "purchaser" of shares of the Touchstone Intermediate Term Government Income Fund and Class A shares of the Touchstone Bond Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing shares of the load funds distributed by Touchstone with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables in the Prospectus. The purchaser or his dealer must notify the Transfer Agent that an investment qualifies for a reduced sales load. The reduced load will be granted upon confirmation of the purchaser's holdings by the Transfer Agent. A purchaser includes an individual and his immediate family members, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense (the "Purchaser").

     LETTER OF INTENT. The reduced sales loads set forth in the tables in the Prospectus may also be available to any Purchaser of shares of the Touchstone Intermediate Term Government Income Fund and Class A shares of the Touchstone Bond Fund who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest within a thirteen month period in any load fund distributed by Touchstone a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the Purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

     The Letter of Intent is not a binding obligation on the Purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

     A ninety-day backdating period can be used to include earlier purchases at the Purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The Purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

     WAIVER OF SALES CHARGE. Sales charges do not apply to shares of the Funds purchased:

1. By registered representatives or other employees (and their immediate family members) of broker/dealers, banks or other financial institutions having agreements with Touchstone.
2. By any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
3. By clients of any portfolio advisor who are referred to Touchstone by a portfolio advisor.
4. In accounts as to which a broker-dealer charges an asset management fee, provided the broker-dealer has an agreement with Touchstone.
5. As part of certain promotional programs established by the Fund and/or Distributor.
6. By one or more members of a group of persons engaged in a common business, profession, civic or charitable endeavor or other activity and retirees and immediate family members of such persons pursuant to a marketing program between Touchstone and such group.
7. By banks, bank trust departments, savings and loan associations and federal and state credit unions.
8.    Through Processing Organizations described in the Prospectuses.

     Immediate family members are defined as the spouse, parents, siblings, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

     Exemptions must be qualified in advance by Touchstone. Your financial advisor should call Touchstone for more information.

     OTHER INFORMATION. The Trust does not impose a front-end sales load or imposes a reduced sales load in connection with purchases of shares of a Fund made under the reinvestment privilege, purchases through exchanges and other purchases which qualify for a reduced sales load as described herein because such purchases require minimal sales effort by Touchstone. Purchases made at net asset value may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----

     The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal taxes.

     Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. As of December 31, 1999, the Touchstone Bond Fund had a capital loss carryforward for federal income tax purposes of $286,914. As of September 30, 1999, the Touchstone Intermediate Term Government Income Fund, the Touchstone Institutional Government Income Fund and the Touchstone Money Market Fund had capital loss carryforwards for federal income tax purposes of $2,354,472, $22,343 and $6,403, respectively. In addition, the Touchstone Money Market Fund elected to defer until the September 30, 2000 tax year $4,941 of capital losses incurred after October 31, 1998. These capital loss carryforwards and "post-October" losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

     The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

     Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     Yield quotations on investments in the Touchstone Short Term Government Income Fund, the Touchstone Institutional Government Income Fund and the Touchstone Money Market Fund are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 -1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Touchstone Short Term Government Income Fund, the Touchstone Institutional Government Income Fund and the Touchstone Money Market Fund do not normally recognize unrealized gains and losses under the amortized cost valuation method). The Touchstone Short Term Government Income Fund's current and effective yields for the seven days ended September 30, 1999 were 4.23% and 4.32%, respectively. The Touchstone Institutional Government Income Fund's current and effective yields for the seven days ended September 30, 1999 were 4.93% and 5.05%, respectively. The Touchstone Money Market Fund's current and effective yields for the seven days ended September 30, 1999 were 4.84% and 4.96%, respectively.

     From time to time, the Touchstone Intermediate Term Government Income Fund and the Touchstone Bond Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                P (1 + T)  = ERV
Where:
P =   a hypothetical initial payment of $1,000
T =   average annual total return
n =   number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. The calculation also assumes the deduction of the current maximum sales load from the initial $1,000 payment. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Touchstone Intermediate Term Government Income Fund and the Touchstone Intermediate Bond Fund for the periods ended September 30, 1999 and December 31, 1999, respectively, are as follows:

Touchstone Intermediate Term Government Income Fund
---------------------------------------------------
1 Year                                       -6.59%
5 Years                                       5.33%
10 Years                                      6.13%

Touchstone Bond Fund (Class A)
------------------------------
1 Year                                       -6.37%
5 Years                                       5.59%
Since Inception (October 3, 1994)             5.37%

     The Touchstone Intermediate Term Government Income Fund and the Touchstone Bond Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable front-end sales load for the Touchstone Intermediate Term Government Income Fund and the Touchstone Bond Fund which, if included, would reduce total return. The total returns of the Touchstone Intermediate Term Government Income Fund ("ITF") and the Touchstone Bond Fund-Class A ("BF") as calculated in this manner for each of the last ten fiscal years (or since inception) are as follows:

Period Ended                   ITF           Period Ended              BF
------------                   ---           ------------              --
September 30, 1990           5.31%
September 30, 1991          14.19%
September 30, 1992          13.27%
September 30, 1993          10.15%
September 30, 1994          -6.76%
September 30, 1995          12.52%           December 31, 1995        16.95%
September 30, 1996           3.55%           December 31, 1996         2.85%
September 30, 1997           7.74%           December 31, 1997         7.30%
September 30, 1998          10.54%           December 31, 1998         8.56%
September 30, 1999          -1.93%           December 31, 1999        -1.68%

A non-standardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable front-end sales load or over periods other than those specified for average annual total return. The average annual compounded rates of return for the Touchstone Intermediate Term Government Income Fund for the periods ended September 30, 1999 are as follows:

Touchstone Intermediate Term Government Income Fund
---------------------------------------------------
1 Year                                       -1.93%
3 Years                                       5.32%
5 Years                                       6.36%
10 Years                                      6.65%
Since Inception (February 6, 1981)            8.24%

A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     From time to time, the Touchstone Intermediate Term Government Income Fund and the Touchstone Bond Fund may advertise their yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                           Yield = 2[a-b/cd + 1)  - 1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =  the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized. The yield of the Touchstone Intermediate Term Government Income Fund for September 1998 was 4.40%. The yield of the Touchstone Bond Fund for September 1998 was 5.28%.

     The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Average annual total return and yield are computed separately for Class A and Class C shares of the Touchstone Bond Fund. The yield of Class A shares is expected to be higher than the yield of Class C shares due to the higher distribution fees imposed on Class C shares.

     To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

     IBC Financial Data Inc.'s Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Touchstone Short Term Government Income Fund may compare performance rankings with money market funds appearing in the Taxable U.S. Treasury & Repo Funds category. The Touchstone Institutional Government Income Fund may compare performance rankings with money market funds appearing in the Taxable Institutional Government Funds category. The Touchstone Money Market Fund may compare performance rankings with money market funds appearing in the First Tier Taxable category. [HIGH YIELD?]

     Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Touchstone Short Term Government Income Fund may provide comparative performance information appearing in the U.S. Government Money Market Funds category, the Touchstone

Intermediate Term Government Income Fund may provide comparative performance information appearing in the Intermediate U.S. Government Funds category, the
Touchstone Institutional Government Income Fund may provide comparative performance information appearing in the Institutional U.S. Government Money Market Funds category, the Touchstone Money Market Fund may provide comparative performance information appearing in the Money Market Funds category and the Touchstone Bond Fund may provide comparative performance information appearing in the Intermediate Investment Grade Debt Funds category. [HIGH YIELD?]

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

     As of April 14, 2000, the principal owners of each class of shares of each Fund are listed in the following table:

--------------------------------------------------------------------------------------------------
                                                                                          % OF
             FUND                              SHAREHOLDER                # OF SHARES     CLASS
--------------------------------------------------------------------------------------------------
Touchstone Intermediate Term       Citizens Business Bank, Trustee         559,024.465    15.6816%
Government Income Fund             FBO Countrywide Credit Industries, Inc.
                                   P.O. Box 671
                                   Pasadena, California 91102-0671
--------------------------------------------------------------------------------------------------
Touchstone Institutional           Scudder Trust Company                 9,763,971.020     17.667%
Government Income Fund             FBO Countrywide Credit Industries
                                   Tax Deferred Savings & Supplemental
                                   Investment Plan
                                   5375 Mira Sorrento
                                   San Diego, California
--------------------------------------------------------------------------------------------------
Touchstone Institutional           Urban Data Solutions LLC              3,645,970.450     6.5969%
Government Income Fund             c/o Andrew Lerner
                                   137 Varick St., 6th Floor
                                   New York, New York 10013
--------------------------------------------------------------------------------------------------
Touchstone Institutional           Star Bank, N.A.                       3,354,418.670     6.0694%
Government Income Fund             425 Walnut Street
                                   Cincinnati, Ohio
--------------------------------------------------------------------------------------------------
Touchstone Money Market Fund       James Money Market Account            4,339,203.510    14.8734%
                                   FBO its Customers
                                   312 Walnut Street
                                   Cincinnati, Ohio 45202
--------------------------------------------------------------------------------------------------
Touchstone Money Market Fund       Purisima Money Market Account         1,704,226.860     5.8415%
                                   FBO Customers
                                   312 Walnut St. - 21st Floor
                                   Cincinnati, Ohio 45202
--------------------------------------------------------------------------------------------------
Touchstone Bond Fund - Class A     BAND & Co. c/o Firstar East             90,973.806     22.1540%
                                   P.O. Box 1787
                                   Milwaukee, Wisconsin 53201
--------------------------------------------------------------------------------------------------
Touchstone Bond Fund - Class A     Amivest Corp TWU-Westchester             85,556.231    20.8347%
                                   Pvt Bus Lines Pension Trust
                                   767 5th Ave.
                                   New York, New York 10153-0002
--------------------------------------------------------------------------------------------------
Touchstone  Bond  Fund - Class A   Amalgamated Bank of New York             23,770.099     5.7885%
                                   c/f UFCW Local 342 Welfare Fund
                                   Amivest Corp. Disc. Investment Mngr.
                                   P.O. Box 370 Cooper Station
                                   New York, New York 10276
--------------------------------------------------------------------------------------------------

     As of April 14, 2000, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund.

CUSTODIAN
---------

     The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as Custodian for each Fund's investments, except for Touchstone Bond Fund. The Fifth Third Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Fifth Third Bank receives from each Fund a base fee at the annual rate of .005% of average net assets (subject to a minimum annual fee of $1,500 per Fund and a maximum fee of $5,000 per Fund) plus transaction charges for each security transaction of the Funds.

     Investors Bank & Trust Company ("Investors Bank"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as the custodian for the Touchstone Bond Fund. As custodian for the Touchstone Bond Fund, Investors Bank holds cash, securities and other assets as required by the Investment Company Act of 1940. As compensation for its services as custodian, Investors Bank receives fees, computed and paid monthly, in the aggregate, of 0.03% on an annual basis of the average daily net assets of all the Funds for which Investors Bank acts as custodian up to $500 million and 0.02% on an annual basis of average daily net assets for the next $500 million and 0.01% on an annual basis of average daily net assets which exceed $1 billion.

INDEPENDENT AUDITORS
--------------------

     The firm of Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio has been selected as independent auditors for the Trust for 2000 fiscal year. Ernst & Young LLP will perform an annual audit of the Trust's financial statements and advise the Trust as to certain accounting matters. Ernst & Young LLP served as the independent auditors for the Touchstone Bond Fund for the year ended December 31, 1999. Information for the periods ending before December 31, 1999 for the Touchstone Bond Fund and before September 30, 2000, if any, for each of the other Funds was audited by other independent auditors.

TRANSFER AGENT
--------------

     The Trust's transfer agent, Integrated Fund Services, Inc. ("Integrated"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Integrated is an affiliate of the Advisor by reason of common ownership. Integrated receives for its services as transfer agent a fee payable monthly at an annual rate of $25 per account from each of the Touchstone Short Term Government Income Fund, the Touchstone Institutional Government Income Fund and the Touchstone Money Market Fund and $21 per account from each of the Touchstone Intermediate Term Government Income Fund, the Touchstone High Yield Fund and the Touchstone Bond Fund, provided, however, that the minimum fee is $1,000 per month for each Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

     Integrated also provides accounting and pricing services to the Trust. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Integrated to perform its duties, the Touchstone Short Term Government Income Fund, the Touchstone Institutional Government Income Fund, the Touchstone Intermediate Term Government Income Fund and the Touchstone Money Market Fund each pay Integrated a fee in accordance with the following schedule:

            Asset Size of Fund                       Monthly Fee
      -----------------------------                  -----------
      $           0 - $   50,000,000                  $   2,000
      $  50,000,000 - $  100,000,000                  $   2,500
      $ 100,000,000 - $  200,000,000                  $   3,000
      $ 200,000,000 - $  300,000,000                  $   3,500
              Over    $  300,000,000                  $   4,500 *

The Touchstone Bond Fund and the Touchstone High Yield Fund pay Integrated a fee in accordance with the following schedule:

            Asset Size of Fund                       Monthly Fee
      -----------------------------                  -----------
      $           0 - $   50,000,000                  $   3,000
      $  50,000,000 - $100,000,000                    $   3,500
      $ 100,000,000 - $200,000,000                    $   4,000
      $ 200,000,000 - $300,000,000                    $   4,500
               Over   $300,000,000                    $   5,500 *

* Subject to an additional fee of .001% of average daily net assets in excess of $300 million.

In addition, each Fund pays all costs of external pricing services.

     Integrated is retained by the Advisor to assist the Advisor in providing administrative services to the Funds. In this capacity, Integrated supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Integrated supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, Integrated receives a fee from the Advisor. The Advisor is solely responsible for the payment of these administrative fees to Integrated, and Integrated has agreed to seek payment of such fees solely from the Advisor.

ANNUAL REPORT

     The financial statements of each of the Funds except Touchstone Bond Fund as of September 30, 1999 appear in the Trust's annual report which is attached to this Statement of Additional Information. This annual report also contains information about the Intermediate Bond Fund that is no longer applicable because of its merger effective May 1, 2000 with the Touchstone Bond Fund.

     The financial statements of the Touchstone Bond Fund for the fiscal year ending December 31, 1999 appear in the annual report for the Touchstone Series Trust, which is attached to this Statement of Additional Information. This annual report shows the financial performance of the Touchstone Bond Fund, the accounting survivor of the merger with the Intermediate Bond Fund. The information about the other funds in this annual report for Touchstone Series Trust is not applicable to this Statement of Additional Information.

                           TOUCHSTONE HIGH YIELD FUND

                              TOUCHSTONE BOND FUND

                          TOUCHSTONE INTERMEDIATE TERM
                             GOVERNMENT INCOME FUND

                          TOUCHSTONE MONEY MARKET FUND

                              TOUCHSTONE SHORT TERM
                             GOVERNMENT INCOME FUND

                       TOUCHSTONE INSTITUTIONAL GOVERNMENT
                                   INCOME FUND

INCOME
TOTAL RETURN

ANNUAL
REPORT

September 30, 1999                     Countrywide Investments



                                                  Short Term Government
                                                            Income Fund

                                                Institutional Government
                                                             Income Fund

                                                       Money Market Fund

                                                  Intermediate Bond Fund

                                             Intermediate Term Government
                                                              Income Fund

                                           Adjustable Rate U.S. Government
                                                           Securities Fund


LOGO: COUNTRYWIDE INVESTMENTS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter from the President.....................................................3
Management Discussion and Analysis..........................................4-6
Statements of Assets and Liabilities........................................7-8
Statements of Operations...................................................9-10
Statements of Changes in Net Assets.......................................11-13
Financial Highlights......................................................14-19
Notes to Financial Statements.............................................20-24
Portfolios of Investments:
         Short Term Government Income Fund...................................25
         Institutional Government Income Fund.............................26-27
         Money Market Fund................................................28-29
         Intermediate Bond Fund...........................................30-31
         Intermediate Term Government Income Fund............................32
         Adjustable Rate U.S. Government Securities Fund.....................33
Notes to Portfolios of Investments...........................................34
Report of Independent Public Accountants.....................................35
Results of Special Meeting of Shareholders...................................36

2 - Countrywide Investments

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------
PICTURE OF ROBERT H. LESHNER

Dear Fellow Shareholders:

We are pleased to present Countrywide Investment Trust's Annual Report for the fiscal year ended September 30, 1999. This report provides financial data and performance information for the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund. These Funds represent the six taxable money market and bond products currently offered among the 16 mutual funds which comprise the Countrywide Family of Funds.

We are pleased to announce that on October 29, 1999, Fort Washington Investment Advisors, Inc., a registered investment advisory firm and part of the Western-Southern Enterprise, completed the acquisition of Countrywide Financial Services, Inc. The Western-Southern Enterprise, a dynamic financial services group, includes The Western and Southern Life Insurance Company, Western-Southern Life Assurance Company, Columbus Life Insurance Company, Touchstone Advisors, Capital Analysts and Eagle Realty Group. With this acquisition, Western-Southern Enterprise assets owned or under management have passed the $20 billion mark. In cooperation with Fort Washington Investment Advisors, we look forward to offering shareholders enhanced flexibility, responsiveness and product diversity.

In spite of recent market volatility, the economy remains remarkably strong. We attribute this to increased activity in the manufacturing sector, low unemployment, healthy sales in the housing market, strong GDP growth, negligible inflation and unwavering consumer confidence. Markets suffered losses during the quarter ended September 30, 1999, but this was indicative of a market correction rather than a persistent trend.

Interest rate increases during the year put downward price pressure on bonds. Consequently, the bond market endured its worst year since 1994 and the second worst year on record. Negatives for bonds were many. The Federal Reserve raised interest rates in June and August, the domestic U.S. economy continued to be very strong, commodity prices rose, the U.S. dollar fell and corporate bond supply was heavy. Continued strength in the global economy, including Asia's recovery, Europe's growing economic momentum and strength in Latin America also weighed negatively on the U.S. bond market.

For fixed-income investors, we see attractive opportunities in the corporate, mortgage-backed and government agency sectors of the market. All of these sectors currently provide attractive spreads relative to Treasuries with the potential for additional return should spreads begin to narrow.

Countrywide Investments remains committed to providing products and services that help investors meet their financial goals. Our success has been built on the confidence investors have extended to us. We thank you for your support and look forward to offering continued service to you in the future.

Sincerely,

/s/ Robert H. Leshner
Robert H. Leshner
President

                                                     Countrywide Investments - 3

INTERMEDIATE BOND FUND
MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
During the fiscal year, the Intermediate Bond Fund continued to shift its focus from an income orientation to a total return orientation. While we have worked to change the profile of the Fund, it has been difficult to move out of certain securities. As a result, the Fund at fiscal year-end maintained a substantial position in high yielding, intermediate to longer-maturity premium corporate bonds, a segment that has lagged the general improvement experienced by investment grade corporate bonds. For the year ended September 30, 1999, the Fund's total return (excluding the impact of applicable sales loads) was -3.71%, as compared to 0.63% for the Lehman Brothers Intermediate Government/Corporate Bond Index.

Since the beginning of the fiscal year, we have sold almost $8 million in corporate securities, some of which fit the income-oriented profile. While we have reduced our overall exposure to corporates by over 30%, many of the remaining positions still have an income orientation. It is our intention to continue to cycle out of most of these positions so that we may purchase corporate securities with better total return profiles.

Interest rate spreads in the investment grade, fixed-income arena ended the fiscal year mostly unchanged. Day-to-day volatility, however, was not for the faint of heart. Spread performance in the corporate sector was similar to that of the mortgage sector with spreads widening dramatically early in the fiscal year, then narrowing through December and January as volatility declined and interest rates settled into a range. In late June, a vigilant Federal Reserve, concerned over tight labor markets and a robust economy, pushed interest rates higher. This, combined with fresh memories of the 1998 liquidity crisis, fostered uncertainty and resulted in much wider spreads. With such wide swings in relative valuation, sector positioning was critical to performance during the year.

Late in the fiscal year, we slightly reduced the Fund's duration, bringing it in line with our peers. The Fund currently maintains a slight overweight in the mortgage-backed sector, at approximately 33% versus a target weighting of 30%. Going forward, we will look to reallocate our exposure to mortgage-backed securities, selling 30-year collateral for a position in hybrid adjustable-rate mortgages where there is compelling relative value. We also plan to continue to work out of income-oriented corporate bonds in favor of high-quality, global corporate deals where liquidity and performance appears greatest. We expect to maintain a neutral to slightly short duration as the overall trend in interest rates remains bearish.


COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND FUND AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX


Intermediate Bond Fund
Average Annual Total Returns

1 Year        Since Inception*
(8.28)%           3.83%


         Lehman Brothers Intermediate
         Government/Corporate Bond Index             Intermediate Bond Fund
--------------------------------------------------------------------------------
10/95               10000                                     9525
                    10352                                     9756
                    10266                                     9730
                    10331                                     9816
9/96                10515                                     9921
                    10772                                    10212
                    10760                                    10161
                    11078                                    10564
9/97                11377                                    10917
                    11620                                    11194
                    11802                                    11351
                    12025                                    11593
9/98                12565                                    12068
                    12601                                    11962
                    12577                                    11782
                    12527                                    11603
9/99                12642                                    11621

Past performance is not predictive of future performance.

*Fund inception was October 3, 1995.


4 - Countrywide Investments

INTERMEDIATE TERM GOVERNMENT INCOME FUND MANAGEMENT
DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
Fiscal year 1999 was a difficult year in the fixed-income markets as intermediate-term Treasury yields increased by approximately 1.5%. During this period, however, there were many opportunities to capitalize on trades of relative value, as sector volatility was extremely high. Generally, short-duration funds fared well while the spike in interest rates pressured intermediate and long-term funds. For the fiscal year ended September 30, 1999, the Intermediate Term Government Income Fund's total return (excluding the impact of applicable sales loads) was -1.93%, as compared to 0.78% for the Lehman Brothers Intermediate Government Bond Index.

During the fiscal year, we witnessed dramatic changes in the basis, or spread, of mortgage-backed securities (MBS), corporate securities and agency debentures. Option-adjusted spreads on MBS widened from 80 basis points (bps) to 160 bps early in the year, then recovered to 80 bps by May of 1999, one example of the dramatic change in relative value in the non-Treasury sectors. With such wide swings in relative valuation, sector positioning was critical to performance during the fiscal year.

The Fund's prospectus was amended to provide for greater use of government MBS. We began allocating assets to the mortgage sector early in 1999, but missed a substantial portion of the rally experienced in this sector. This reallocation, combined with the Fund's slightly longer duration relative to its peer group, hindered performance in mid-1999 as interest rates continued to climb and spreads on MBS temporarily widened. Since then, we have shortened the Fund's duration and further bolstered our exposure to the mortgage sector. The Fund currently maintains an exposure of approximately 26% to MBS, just shy of our target exposure of 30%.

With inflation showing signs of life, consumption strong and the Federal Reserve now maintaining a tightening bias, Treasuries are likely to remain under pressure. Recent uncertainty regarding the Fed has fostered volatility in the fixed-income markets. With the tremendous performance in the mortgage market, we will now look to reduce our exposure, most likely investing the proceeds in agency debentures, both callable and non-callable. We have our eye on the hybrid adjustable rate mortgage (ARM) market and are looking to add exposure to this sector with a modest widening of spreads.


COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE TERM GOVERNMENT INCOME FUND AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX


Intermediate Term Government Income Fund
Average Annual Total Returns:

1 Year         5 Years        10 Years
(6.59)%        5.33%          6.13%


         Lehman Brothers Intermediate          Intermediate Term Government
            Government Bond Index                       Income Fund
--------------------------------------------------------------------------------
"9/89"              10000                                  9525
                    10341                                  9800
                    10327                                  9670
                    10651                                  9938
"9/90"              10857                                 10031
                    11329                                 10484
                    11578                                 10686
                    11774                                 10819
"9/91"              12333                                 11454
                    12927                                 12065
                    12791                                 11795
                    13288                                 12296
"9/92"              13870                                 12975
                    13823                                 12861
                    14340                                 13516
                    14621                                 13888
"9/93"              14929                                 14292
                    14952                                 14190
                    14675                                 13613
                    14593                                 13357
"9/94"              14705                                 13325
                    14690                                 13295
                    15302                                 13978
                    16016                                 14810
"9/95"              16264                                 14994
                    16808                                 15537
                    16693                                 15223
                    16805                                 15240
"9/96"              17094                                 15525
                    17489                                 15930
                    17486                                 15840
                    17973                                 16289
"9/97"              18434                                 16728
                    18841                                 17081
                    19125                                 17323
                    19479                                 17682
"9/98"              20389                                 18491
                    20440                                 18442
                    20385                                 18268
                    20344                                 18061
"9/99"              20549                                 18135

Past performance is not predictive of future performance.


                                                     Countrywide Investments - 5

ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
Interest rates rose steadily during the Adjustable Rate U.S. Government Securities Fund's fiscal year with short-term rates up roughly 0.50% and intermediate to long-term rates up approximately 1.50%. The Federal Reserve, in response to the international liquidity crisis, cut the fed funds rate twice from 5.25% to 4.75%, then raised the fed funds rate twice, returning it to 5.25% and effectively "taking back" the added liquidity. This change in policy was prompted by the global economic recovery and, more specifically, by above-trend economic growth domestically. The Fund performed well during this period of uncertainty returning 5.22%, as compared to 4.30% for the Lehman Brothers Adjustable Rate Mortgage (ARM) Index.

The Fund's performance was enhanced by its focus on the seasoned, one-year constant maturity Treasury (CMT) sector, which performed well during the fiscal year. The market for these securities firmed as the general increase in interest rates and steepening of the yield curve worked to slow prepayments on ARMs. With ARMs back in vogue at the origination level, the supply of ARM securities has picked up and enhanced liquidity in the sector.

We continue to find relative value in low gross margin GNMA ARMs with October reset dates. These securities generally have 6.75% coupons, prepay more slowly than newer issuance and can be purchased at slight premiums. Another area that is especially attractive from an income perspective is fixed-rate collateralized mortgage obligations (CMOs) with short average lives where we can typically pick up 0.50% in yield over one-year CMT ARMs. And, regarding our core holding of one-year CMT ARMs, the additional supply, combined with a slower and more stable prepayment outlook, should allow prices to continue firming.


COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND AND THE LEHMAN BROTHERS ARM INDEX


Adjustable Rate U.S. Government Securities Fund
Average Annual Total Returns:

1 Year         5 Years         Since Inception*
5.22%          5.41%           4.82%



                                            Adjustable Rate U.S. Government
         Lehman Brothers ARM Index                 Securities Fund
--------------------------------------------------------------------------------
"2/93"              10000                                10000
                    10045                                10048
                    10235                                10168
"9/93"              10346                                10274
                    10399                                10371
                    10353                                10435
                    10312                                10469
"9/94"              10383                                10489
                    10400                                10423
                    10836                                10682
                    11173                                10897
"9/95"              11362                                11048
                    11618                                11240
                    11746                                11428
                    11879                                11569
"9/96"              12102                                11746
                    12397                                11945
                    12563                                12092
                    12824                                12327
"9/97"              13074                                12490
                    13290                                12636
                    13492                                12761
                    13683                                12853
"9/98"              13884                                12975
                    13984                                13067
                    14209                                13348
                    14305                                13533
"9/99"              14481                                13653


Past performance is not predictive of future performance.

*Fund inception was February 10, 1993.


6 - Countrywide Investments

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999
================================================================================

                                        SHORT TERM            INSTITUTIONAL         MONEY
                                        GOVERNMENT             GOVERNMENT           MARKET
(000's)                                 INCOME FUND            INCOME FUND           FUND
------------------------------------------------------------------------------------------
ASSETS
Investment securities:
     At acquisition cost...............$     31,205       $     37,415     $        23,007
                                       ===================================================
     At amortized cost.................$     31,101       $     37,379     $        22,975
                                       ===================================================
     At market value (Note 2)..........$     31,101       $     37,379     $        22,975
Repurchase agreements (Note 2).........      78,600             12,000                  --
Cash...................................          --                 77                   1
Interest receivable....................         449                429                 231
Organization costs, net (Note 2).......          --                 --                   6
Other assets...........................          15                  5                  11
                                       ---------------------------------------------------
TOTAL ASSETS...........................     110,165             49,890              23,224
                                       ---------------------------------------------------
LIABILITIES
Bank overdraft.........................           3                 --                  --
Dividends payable......................           4                 19                   4
Payable to affiliates (Note 4).........          68                  7                   4
Other accrued expenses and liabilities.          30                 16                   18
TOTAL LIABILITIES......................         105                 42                   26

NET ASSETS.............................$    110,060       $     49,848     $        23,198

NET ASSETS CONSIST OF:
Paid-in capital........................$    110,060       $     49,870     $        23,209
Accumulated net realized losses from
     security transactions.............          --                (22)                (11)
                                       ----------------------------------------------------
NET ASSETS.............................$    110,060       $     49,848     $        23,198
                                       ===================================================
Shares of beneficial interest outstanding
     (unlimited number of shares authorized,
     no par value) (Note 5)............     110,060             49,870              23,209
                                       ===================================================
Net asset value, offering price and redemption
     price per share (Note 2)..........$       1.00       $       1.00     $          1.00
                                       ===================================================


See accompanying notes to financial statements.
                                                     Countrywide Investments - 7

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999
================================================================================

                                                                                                  ADJUSTABLE
                                                                          INTERMEDIATE            RATE U.S.
                                                   INTERMEDIATE               TERM                GOVERNMENT
                                                       BOND                 GOVERNMENT            SECURITIES
(000'S)                                                Fund                Income Fund                Fund
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
         At acquisition cost                $        11,887            $        45,330           $        8,692
                                           =======================================================================
         At amortized cost                  $        11,887            $        45,289           $        8,692
                                           =======================================================================
         At market value (Note 2)           $        11,527            $        44,615           $        8,705
Cash                                                     --                          1                        1
Interest and principal paydowns receivable              168                        649                       68
Receivable for capital shares sold                        2                         11                        5
Receivable from affiliates (Note 4)                       1                         --                        6
Organization costs, net (Note 2)                          6                         --                       --
Other assets                                             10                         12                       10
                                           -----------------------------------------------------------------------
TOTAL ASSETS                                         11,714                     45,288                    8,795
                                           -----------------------------------------------------------------------
LIABILITIES
Dividends payable                                         9                         22                        4
Payable for capital shares redeemed                       6                        164                      119
Payable to affiliates (Note 4)                           --                         23                       --
Other accrued expenses and liabilities                   12                         19                       12
                                           -----------------------------------------------------------------------
TOTAL LIABILITIES                                        27                        228                      135
                                           -----------------------------------------------------------------------
NET ASSETS                                  $        11,687            $        45,060            $       8,660
                                           =======================================================================
NET ASSETS CONSIST OF:
Paid-in capital                             $        12,477            $        48,088            $       9,960
Accumulated net realized losses from
         security transactions                         (430)                    (2,354)                  (1,313)
Net unrealized appreciation (depreciation)
         on investments                                (360)                      (674)                      13
                                           -----------------------------------------------------------------------
NET ASSETS                                  $        11,687            $        45,060            $       8,660
                                           =======================================================================
Shares of beneficial interest outstanding
         (unlimited number of shares authorized,
         no par value) (Note 5)                       1,236                      4,357                      895
                                           =======================================================================
Net asset value and redemption price
         per share (Note 2)                 $          9.45            $         10.34            $        9.68
                                           =======================================================================
Maximum offering price per share (Note 2)   $          9.92            $         10.86            $        9.68
                                           =======================================================================

See accompanying notes to financial statements.


8 - Countrywide Investments

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1999
================================================================================

                                     SHORT TERM           INSTITUTIONAL             MONEY
                                     GOVERNMENT             GOVERNMENT              MARKET
(000's)                              INCOME FUND            INCOME FUND              FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income                    $        5,413       $        2,316       $       1,450
                                  ----------------------------------------------------------
EXPENSES
Investment advisory fees (Note 4)             522                   91                 137
Transfer agent fees (Note 4)                  171                   18                  33
Distribution expenses (Note 4)                148                    3                   5
Postage and supplies                           62                    8                  27
Accounting services fees (Note 4)              36                   25                  24
Custodian fees                                 25                   18                  15
Registration fees                              22                    7                  21
Professional fees                              19                   14                  13
Standard & Poor's rating expense               13                   13                  --
Trustees' fees and expenses                     8                    8                   8
Reports to shareholders                        10                    1                   6
Amortization of organization
 costs (Note 2)                                --                   --                   6
Other expenses                                 13                    9                  11
                                  ----------------------------------------------------------
TOTAL EXPENSES                              1,049                  215                 306
Fees waived by the Adviser (Note 4)            --                  (33)               (128)
NET EXPENSES                                1,049                  182                 178
                                  ----------------------------------------------------------
NET INVESTMENT INCOME                       4,364                2,134               1,272
                                  ----------------------------------------------------------
NET REALIZED LOSSES FROM SECURITY
   TRANSACTIONS                               --                   --                  (5)
                                  ----------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                $        4,364        $       2,134       $        1,267
                                  ==========================================================


See accompanying notes to financial statements.
                                                     Countrywide Investments - 9

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1999
================================================================================

                                                                               ADJUSTABLE
                                                           INTERMEDIATE         RATE U.S.
                                          INTERMEDIATE          TERM           GOVERNMENT
                                              BOND          GOVERNMENT         SECURITIES
(000'S)                                       FUND          INCOME FUND           FUND
------------------------------------------------------------------------------------------------
                                                           C>
INVESTMENT INCOME
Interest income                        $       1,076               3,043       $        584
                                       ---------------------------------------------------------
EXPENSES
Investment advisory fees (Note 4)                 78                 231                 49
Accounting services fees (Note 4)                 24                  24                 30
Distribution expenses (Note 4)                     5                  62                  4
Transfer agent fees (Note 4)                      12                  39                 12
Professional fees                                 19                  24                 18
Registration fees                                 19                  17                 17
Postage and supplies                               7                  26                 11
Trustees' fees and expenses                        8                   8                  8
Custodian fees                                     6                   9                  8
Reports to shareholders                            5                   8                  5
Standard & Poor's rating expense                   --                 --                  8
Amortization of organization costs (Note 2)        6                  --                 --
Other expenses                                     8                  10                  6
                                       ---------------------------------------------------------
TOTAL EXPENSES                                   197                 458                176
Fees waived and/or expenses reimbursed
         by the Adviser (Note 4)                 (49)                 --               (102)
                                       ---------------------------------------------------------
NET EXPENSES                                     148                 458                 74
                                       ---------------------------------------------------------
NET INVESTMENT INCOME                            928               2,585                510
                                       ---------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
         ON INVESTMENTS
Net realized gains (losses) from
         security transactions                  (223)                390                 (3)
Net change in unrealized appreciation/
         depreciation on investments          (1,386)             (3,884)               (22)
                                       ---------------------------------------------------------
NET REALIZED AND UNREALIZED LOSSES
         ON INVESTMENTS                       (1,609)             (3,494)               (25)
                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
         FROM OPERATIONS               $        (681)      $        (909)      $        485
                                       =========================================================


See accompanying notes to financial statements.

10 - Countrywide Investments

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                            SHORT TERM                     INSTITUTIONAL
                                                            GOVERNMENT                      GOVERNMENT
                                                            INCOME FUND                     INCOME FUND
----------------------------------------------------------------------------------------------------------------------
                                                      YEAR              YEAR           YEAR                YEAR
                                                     ENDED             ENDED           ENDED              ENDED
                                                   SEPT. 30,         SEPT. 30,        SEPT. 30,         SEPT. 30,
(000's)                                               1999              1998           1999                 1998
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                            $     4,364      $      4,475      $     2,134      $      2,598
                                                 ----------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income                            (4,364)           (4,475)          (2,134)           (2,598)

FROM CAPITAL SHARE
   TRANSACTIONS (NOTE 5)
Proceeds from shares sold                            354,333            301,198          83,427           179,615
Reinvested distributions                               4,260              4,351           1,889             2,188
Payments for shares redeemed                        (351,014)          (299,865)        (80,265)         (198,254)
                                                 ----------------------------------------------------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                                  7,579              5,684           5,051           (16,451)
                                                 ----------------------------------------------------------------------
TOTAL INCREASE (DECREASE)
    IN  NET ASSETS                                     7,579              5,684           5,051           (16,451)

NET ASSETS
Beginning of year                                    102,481             96,797          44,797            61,248
                                                 ----------------------------------------------------------------------
End of year                                      $   110,060       $    102,481      $   49,848       $    44,797
                                                 ======================================================================

See accompanying notes to financial statements.
                                                    Countrywide Investments - 11

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                MONEY                          INTERMEDIATE
                                                                MARKET                             BOND
                                                                 FUND                              FUND
----------------------------------------------------------------------------------------------------------------------
                                                      YEAR              YEAR           YEAR                YEAR
                                                     ENDED             ENDED           ENDED              ENDED
                                                   SEPT. 30,         SEPT. 30,        SEPT. 30,         SEPT. 30,
(000's)                                               1999              1998           1999                 1998
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                           $       1,272    $        3,176      $        928     $       1,372
Net realized losses from
 security transactions                                    (5)               (2)             (223)              (13)
Net change in unrealized
  appreciation/depreciation
  on investments                                           --                 --           (1,386)              809
                                                -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS                            1,267              3,174             (681)            2,168
                                                -----------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income                             (1,272)            (3,176)            (932)           (1,368)
>From net realized gains                                    --                 --             (138)               --
                                                -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS                        (1,272)            (3,176)          (1,070)           (1,368)
                                                -----------------------------------------------------------------------
FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 5)
Proceeds from shares sold                              68,597            317,726            7,494            19,933
Reinvested distributions                                  781                674              711               530
Payments for shares redeemed                          (64,667)          (373,727)         (18,485)          (13,216)
                                                -----------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS                                    4,711            (55,327)         (10,280)            7,247
                                                -----------------------------------------------------------------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                         4,706            (55,329)         (12,031)            8,047

NET ASSETS
Beginning of year                                      18,492             73,821           23,718            15,671
                                               -----------------------------------------------------------------------
End of year                                   $        23,198    $        18,492   $       11,687      $     23,718
                                                =======================================================================
UNDISTRIBUTED NET INVESTMENT
  INCOME                                      $            --    $           --    $           --      $          4
                                                =======================================================================

See accompanying notes to financial statements.

12 - Countrywide Investments

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                        INTERMEDIATE TERM                  ADJUSTABLE RATE
                                                           GOVERNMENT                      U.S. GOVERNMENT
                                                           INCOME FUND                     SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------
                                                      YEAR              YEAR           YEAR                YEAR
                                                     ENDED             ENDED           ENDED              ENDED
                                                   SEPT. 30,         SEPT. 30,        SEPT. 30,         SEPT. 30,
(000's)                                               1999              1998           1999                 1998
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                            $       2,585    $       2,844    $         510     $       788
Net realized gains (losses) from
  security transactions                                    390              157               (3)            (59)
Net change in unrealized
  appreciation/depreciation
  on investments                                        (3,884)           2,055              (22)           (153)
                                    ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS                              (909)           5,056               485            576
                                    ----------------------------------------------------------------------------------
Distributions to Shareholders
>From net investment income                              (2,585)          (2,844)             (510)          (788)
                                    ----------------------------------------------------------------------------------
FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 5)
Proceeds from shares sold                               12,477           14,138              4,152          8,357
Reinvested distributions                                 2,271            2,508                467            717
Payments for shares redeemed                           (17,362)         (20,723)            (6,550)       (21,448)
                                    ----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                       (2,614)          (4,077)            (1,931)       (12,374)
                                    ----------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                            (6,108)          (1,865)            (1,956)       (12,586)

NET ASSETS
Beginning of year                                       51,168           53,033             10,616         23,202
                                    ----------------------------------------------------------------------------------
End of year                                     $       45,060    $      51,168       $      8,660     $   10,616
                                    ==================================================================================

See accompanying notes to financial statements.

                                                    Countrywide Investments - 13

SHORT TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------
                                                                         YEARS ENDED SEPTEMBER 30,
                                               -------------------------------------------------------------------------------------
                                                        1999               1998            1997              1996            1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of year            $        1.00       $       1.00     $      1.00     $        1.00     $      1.00
                                               -------------------------------------------------------------------------------------
Net investment income                                   0.040              0.046           0.044             0.044           0.046

Dividends from net investment income                   (0.040)            (0.046)         (0.044)           (0.044)         (0.046)
                                               =====================================================================================
Net asset value at end of year                  $        1.00       $       1.00     $      1.00     $        1.00     $      1.00

Total return                                             4.02%              4.74%           4.53%             4.51%           4.69%
                                               =====================================================================================
Net assets at end of year (000's)               $     110,060       $    102,481     $    96,797     $      91,439     $    87,141
                                               =====================================================================================
Ratio of net expenses to
    average net assets(A)                                0.95%              0.91%           0.97%             0.99%           0.99%

Ratio of net investment income to
    average net assets                                   3.95%              4.63%           4.43%             4.42%           4.59%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.94% for the year ended September 30, 1998.

See accompanying notes to financial statements.

14 - Countrywide Investments

INSTITUTIONAL GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
================================================================================



                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------
                                                                         YEARS ENDED SEPTEMBER 30,
                                               -------------------------------------------------------------------------------------
                                                        1999                 1998          1997             1996          1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of year            $        1.00      $       1.00      $      1.00         $    1.00      $    1.00
                                               -------------------------------------------------------------------------------------
Net investment income                                   0.047              0.052            0.051             0.051          0.053
                                               -------------------------------------------------------------------------------------
Dividends from net investment income                   (0.047)            (0.052)          (0.051)           (0.051)        (0.053)
                                               -------------------------------------------------------------------------------------
Net asset value at end of year                  $        1.00      $       1.00      $      1.00         $    1.00      $    1.00
                                               =====================================================================================
Total return                                             4.78%             5.30%            5.17%             5.18%          5.42%
                                               =====================================================================================
Net assets at end of year (000's)               $      49,848      $     44,797      $    61,248         $  39,382      $  36,009
                                               =====================================================================================
Ratio of net expenses to
   average net assets(A)                                 0.40%             0.40%            0.40%             0.40%          0.40%

Ratio of net investment income to
   average net assets                                    4.68%             5.17%            5.07%             5.06%          5.30%

(A) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.47%, 0.45%, 0.45%, 0.49%, and 0.42% for the years ended
    September 30, 1999, 1998, 1997, 1996 and 1995, respectively (Note 4).

See accompanying notes to financial statements.


                                                    Countrywide Investments - 15

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------

                                                               YEAR             YEAR        ONE MONTH        YEAR        PERIOD
                                                              ENDED             ENDED         ENDED         ENDED        ENDED
                                                            SEPT. 30,         SEPT. 30,     SEPT. 30      AUGUST 31,    AUGUST 31,
                                                              1999              1998          1997(A)        1997        1996(B)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period                 $      1.00     $      1.00     $     1.00    $     1.00      $      1.00
                                                      ------------------------------------------------------------------------------
Net investment income                                         0.046           0.050          0.004         0.050            0.046(C)
                                                      ------------------------------------------------------------------------------
Dividends from net investment income                         (0.046)         (0.050)        (0.004)       (0.050)          (0.046)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                       $      1.00    $       1.00    $      1.00    $     1.00      $      1.00
                                                      ==============================================================================
Total return                                                  4.74%           5.07%          4.99%(E)      5.14%            4.70%
                                                      ==============================================================================
Net assets at end of period (000's)                    $    23,198    $     18,492    $    73,821    $   94,569      $    76,363
                                                      ==============================================================================
Ratio of net expenses to
   average net assets(D)                                      0.65%           0.79%          0.80%(E)      0.65%            0.65%(E)

Ratio of net investment income to
   average net assets                                         4.63%           4.95%          4.99%(E)      5.03%            4.94%(E)

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.
(B) Represents the period from the commencement of operations
   (September 29, 1995) through August 31, 1996.
(C) Calculated using weighted average shares outstanding during the period.
(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.11%, 0.79% and 0.99%(E) for the periods ended September 30, 1999, and August 31, 1997 and 1996, respectively (Note 4).
(E) Annualized.

See accompanying notes to financial statements.

Countrywide Investments - 16

INTERMEDIATE BOND FUND -- CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------

                                                               YEAR             YEAR        ONE MONTH        YEAR        PERIOD
                                                              ENDED             ENDED         ENDED         ENDED        ENDED
                                                            SEPT. 30,         SEPT. 30,     SEPT. 30      AUGUST 31,    AUGUST 31,
                                                              1999              1998          1997(A)        1997        1996(B)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    $     10.50       $     10.09    $    10.00     $    9.75    $   10.00
                                                          --------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                         0.59              0.62          0.05          0.62         0.57(C)
   Net realized and unrealized gains
     (losses) on investments                                    (0.97)             0.41          0.09          0.28        (0.25)(C)
                                                          --------------------------------------------------------------------------
Total from investment operations                                (0.38)             1.03          0.14          0.90         0.32
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment
         income                                                 (0.59)            (0.62)        (0.05)        (0.62)       (0.57)
   Distributions from net realized
         gains                                                  (0.08)               --            --         (0.03)          --
                                                          --------------------------------------------------------------------------
Total distributions                                             (0.67)            (0.62)        (0.05)        (0.65)       (0.57)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                          $      9.45       $     10.50    $    10.09     $   10.00    $    9.75
                                                          ==========================================================================
Total return(D)                                                 (3.71)%           10.54%         1.41%         9.48%        3.23%
                                                          ==========================================================================
Net assets at end of period (000's)                       $    11,687       $    23,718    $   15,671     $  15,114    $  13,357
                                                          ==========================================================================
Ratio of net expenses to
    average net assets(E)                                        0.95%             0.95%         0.95%(F)      0.85%        0.68%(F)

Ratio of net investment income to
    average net assets                                           5.96%             6.08%         6.18%(F)      6.26%        6.31%(F)

Portfolio turnover rate                                            92%               63%            0%           41%          12%

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.
(B) Represents the period from the commencement of
    operations (October 3, 1995) through August 31, 1996.
(C) Calculated using weighted average shares outstanding during the period.
(D) Total returns shown exclude the effect of applicable sales loads.
(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.27%, 0.98%, 1.38%(F), 1.53% and 2.04%(F)
    for the periods ended September 30, 1999, 1998 and 1997, and August 31, 1997 and
    1996, respectively (Note 4).
(F) Annualized.

See accompanying notes to financial statements.
                                                    Countrywide Investments - 17

INTERMEDIATE TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------
                                                                            YEARS ENDED SEPTEMBER 30,
                                       ---------------------------------------------------------------------------------------
                                              1999            1998               1997               1996               1995
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $        11.15      $       10.67     $        10.49    $         10.73    $      10.14
                                       ---------------------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income                        0.60               0.61               0.61               0.61            0.64
    Net realized and unrealized gains
          (losses) on investments               (0.81)              0.48               0.18              (0.24)           0.59
                                       ---------------------------------------------------------------------------------------
Total from investment operations                (0.21)              1.09               0.79               0.37            1.23
                                       ---------------------------------------------------------------------------------------
Dividends from net investment income            (0.60)             (0.61)             (0.61)             (0.61)          (0.64)
                                       ---------------------------------------------------------------------------------------
Net asset value at end of year         $        10.34      $       11.15     $        10.67     $        10.49   $       10.73
                                       =======================================================================================
Total return(A)                                 (1.93)%            10.54%              7.74%              3.55%          12.52%
                                       =======================================================================================
Net assets at end of year (000's)      $       45,060      $      51,168     $       53,033     $       56,095   $      56,969
                                       =======================================================================================
Ratio of net expenses to
   average net assets                            0.99%              0.99%              0.99%              0.99%           0.99%

Ratio of net investment income to
    average net assets                           5.59%              5.64%              5.78%              5.75%           6.17%

Portfolio turnover rate                            58%                29%                49%                70%             58%

(A) Total returns shown exclude the effect of applicable sales loads.

See accompanying notes to financial statements.

18 - Countrywide Investments

ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------------------
                                                                            YEARS ENDED SEPTEMBER 30,
                                       -----------------------------------------------------------------------------------------
                                              1999            1998               1997               1996               1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $        9.69      $       9.85       $        9.81      $       9.78      $        9.82
                                       -----------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                       0.50              0.53                0.57              0.57               0.55
    Net realized and unrealized gains
        (losses) on investments                (0.01)            (0.16)               0.04              0.03              (0.04)
                                       -----------------------------------------------------------------------------------------
Total from investment operations                0.49              0.37                0.61              0.60               0.51
                                       -----------------------------------------------------------------------------------------
Dividends from net investment income           (0.50)            (0.53)              (0.57)            (0.57)             (0.55)
                                       -----------------------------------------------------------------------------------------
Net asset value at end of year         $        9.68       $      9.69       $        9.85      $       9.81      $        9.78
                                       =========================================================================================
Total return(A)                                 5.22%             3.88%               6.34%             6.32%              5.33%
                                       =========================================================================================
Net assets at end of year (000's)      $       8,660       $    10,616       $      23,202      $     11,732      $      20,752
                                       =========================================================================================
Ratio of net expenses to
   average net assets(B)                        0.75%             0.75%               0.75%             0.75%              0.75%

Ratio of net investment income to
   average net assets                           5.22%             5.47%               5.73%             5.91%              5.57%

Portfolio turnover rate                           42%               45%                 58%               44%               115%

(A) Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.80%, 1.37%, 1.47%, 1.46% and 1.21% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively (Note 4).

See accompanying notes to financial statements.
                                                    Countrywide Investments - 19

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
1.  ORGANIZATION
The Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund (individually, a Fund and, collectively, the Funds) are each a series of Countrywide Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Short Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and backed by the "full faith and credit" of the United States.

The Institutional Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. The Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds.

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality U.S. dollar-denominated money market instruments.

The Intermediate Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. The maturity composition of the Fund's portfolio of fixed-income securities is adjusted in response to market conditions and expectations.

The Intermediate Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in U.S. Government obligations having an effective maturity of twenty years or less with a dollar-weighted effective average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Adjustable Rate U.S. Government Securities Fund seeks high current income, consistent with lower volatility of principal, by investing primarily in adjustable rate mortgage securities or other securities collateralized by or representing an interest in mortgages which have interest rates that reset at periodic intervals. The Fund invests in mortgage-related securities only if they are issued or guaranteed by the United States Government, its agencies or instrumentalities.

Effective August 1, 1999, the Intermediate Bond Fund is authorized to offer two classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets) and Class C shares (sold subject to a 1.25% front-end sales load, a 1% contingent deferred sales load for a one-year period and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. As of September 30, 1999, the public offering of Class C shares of the Fund had not commenced.

20 - Countrywide Investments

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Funds' significant accounting policies:

Securities valuation -- Investment securities in the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Investment securities in the Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, at the Federal Reserve Bank of Cleveland. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.


The offering price per share of the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund and, effective August 1, 1999, the Adjustable Rate U.S. Government Securities Fund is equal to the net asset value per share. Also effective August 1, 1999, the maximum offering price per share of Class A shares of the Intermediate Bond Fund and shares of the Intermediate Term Government Income Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). Prior to August 1, 1999, the maximum offering price per share of the Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund was equal to the net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of each Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Organization costs -- Costs incurred by the Money Market Fund and Intermediate Bond Fund in connection with their organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with each Fund's commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                                                    Countrywide Investments - 21

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of September 30, 1999, the Institutional Government Income Fund, Money Market Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund had capital loss carryforwards for federal income tax purposes of $22,343, $6,403, $2,354,472 and $1,309,556, respectively. In addition, the Money Market Fund, Intermediate Bond Fund and Adjustable Rate U.S. Government Securities Fund elected to defer until its subsequent tax year $4,941, $429,852 and $3,127, respectively, of capital losses incurred after October 31, 1998. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 1999:

------------------------------------------------------------------------------------------------
                                                                                     ADJUSTABLE
                                                              INTERMEDIATE            RATE U.S.
                                             INTERMEDIATE         TERM               GOVERNMENT
                                                 BOND          GOVERNMENT            SECURITIES
(000's)                                          FUND          INCOME FUND              FUND
------------------------------------------------------------------------------------------------
Gross unrealized appreciation               $        8       $        271         $        38
Gross unrealized depreciation                     (368)              (945)                (25)
                                            ----------------------------------------------------
Net unrealized appreciation (depreciation)  $     (360)      $       (674)        $        13
                                            ====================================================
Federal income tax cost                     $   11,887       $     45,289         $     8,692
                                            ====================================================
3.  INVESTMENT TRANSACTIONS
Investment transactions (excluding short-term investments) were as follows for the year ended
September 30, 1999:

                                                                                    ADJUSTABLE
                                                              INTERMEDIATE            RATE U.S.
                                             INTERMEDIATE         TERM               GOVERNMENT
                                                 BOND          GOVERNMENT            SECURITIES
(000's)                                          FUND          INCOME FUND              FUND
------------------------------------------------------------------------------------------------
Purchases of investment securities          $    13,539      $        25,963      $        3,775
                                            ====================================================
Proceeds from sales and maturities of
         investment securities              $    24,045      $        27,717      $        5,767
                                            ====================================================
------------------------------------------------------------------------------------------------

4.  TRANSACTIONS WITH AFFILIATES
The President and certain other officers of the Trust are also officers of Countrywide Financial Services, Inc., or its subsidiaries which include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's administrator, transfer agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Fort Washington Investment Advisors, Inc., which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company.


22 - Countrywide Investments

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, the Short Term Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million. The Institutional Government Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20% of its average daily net assets.

In order to voluntarily reduce operating expenses during the year ended September 30, 1999, the Adviser waived $33,050 of its advisory fees for the Institutional Government Income Fund; waived $127,666 of its advisory fees for the Money Market Fund; waived $49,390 of its advisory fees for the Intermediate Bond Fund; and waived its advisory fees of $48,923 and reimbursed other operating expenses of $53,400 for the Adjustable Rate U.S. Government Securities Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $25 per shareholder account from each of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund and $21 per shareholder account from each of the Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund, subject to a $1,000 minimum monthly fee for each Fund. In addition, each Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current net asset levels, of $3,000 from the Short Term Government Income Fund, $2,000 from each of the Institutional Government Income Fund, Money Market Fund, Intermediate Bond Fund and Intermediate Term Government Income Fund and $2,500 from the Adjustable Rate U.S. Government Securities Fund. In addition, each Fund pays CFS certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $2,862, $6,683 and $1,550 from underwriting and broker commissions on the sale of shares of the Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund, respectively, for the year ended September 30, 1999.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution under which shares of each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Plan is 0.35% of average daily net assets attributable to such shares, except for the Institutional Government Income Fund and Class C shares of the Intermediate Bond Fund for which the annual limitation is 0.10% and 1.00% of average daily net assets, respectively.

                                                     Countrywide Investments -23

5. CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the years shown:

-----------------------------------------------------------------------------------------------
                                                   INTERMEDIATE TERM       ADJUSTABLE RATE
                            INTERMEDIATE BOND           GOVERNMENT        U.S. GOVERNMENT
                              FUND - CLASS A           INCOME FUND        SECURITIES FUND
-----------------------------------------------------------------------------------------------
                            YEAR        YEAR       YEAR        YEAR        YEAR        YEAR
                           ENDED       ENDED      ENDED       ENDED       ENDED        ENDED
                         SEPT. 30,   SEPT. 30,  SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,
(000's)                    1999        1998        1999       1998         1999        1998
-----------------------------------------------------------------------------------------------
Shares sold                 750       1,948       1,170      1,313          429         852
Shares reinvested            72          51         213        232           48          73
Shares redeemed          (1,844)     (1,295)     (1,614)    (1,927)        (677)     (2,186)
                        -----------------------------------------------------------------------
Net increase (decrease) in
    shares outstanding   (1,022)        704        (231)      (382)        (200)     (1,261)
                        -----------------------------------------------------------------------
Shares outstanding,
    beginning of year     2,258       1,554       4,588      4,970        1,095       2,356
                        -----------------------------------------------------------------------
Shares outstanding,
    end of year           1,236       2,258       4,357      4,588          895       1,095
-----------------------------------------------------------------------------------------------

Share transactions for the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

6.  FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)
On October 31, 1998, the Intermediate Bond Fund declared and paid a short-term capital gain distribution of $0.007 per share and a long-term capital gain distribution of $0.074 per share. In January of 1999, shareholders were provided with Form 1099-DIV which reported the amounts and tax status of such capital gain distributions paid during calendar year 1998.

24 - Countrywide Investments

SHORT TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
 PAR                                                                 MARKET
VALUE                                                                 VALUE
(000's)           U.S. TREASURY OBLIGATIONS -- 28.3%                (000's)
--------------------------------------------------------------------------------
$      5,000      U.S. Treasury Notes, 5.875%, 11/15/99      $        5,007
       5,000      U.S. Treasury Notes, 5.625%, 11/30/99               5,007
       3,000      U.S. Treasury Notes, 5.625%, 12/31/99               3,005
       2,000      U.S. Treasury Notes, 5.375%, 1/31/00                2,005
       4,000      U.S. Treasury Notes, 5.50%, 2/29/00                 4,010
       3,000      U.S. Treasury Notes, 6.875%, 3/31/00                3,023
       3,000      U.S. Treasury Notes, 6.375%, 5/15/00                3,018
       4,000      U.S. Treasury Notes, 5.875%, 6/30/00                4,015
       2,000      U.S. Treasury Notes, 6.125%, 7/31/00                2,011
------------                                                 -------------------
$     31,000      TOTAL U.S. TREASURY OBLIGATIONS
============      (Amortized Cost $31,101)                   $       31,101
                                                             --------------
--------------------------------------------------------------------------------
 FACE                                                                MARKET
 AMOUNT                                                               VALUE
(000's)           REPURCHASE AGREEMENTS (NOTE A) -- 71.4%            (000's)
--------------------------------------------------------------------------------
$     27,000      Morgan Stanley Dean Witter, Inc., 5.37%,
                     dated 9/30/99, due 10/01/99,
                     repurchase proceeds $27,004             $       27,000
      27,000      Prudential Securities, Inc.,
                     5.33%, dated 9/30/99, due 10/01/99,
                     repurchase proceeds $27,004                     27,000
      20,000      Nesbitt Burns Securities, Inc.,
                     5.30%, dated 9/30/99, due 10/01/99,
                     repurchase proceeds $20,003                     20,000
       4,600      Nesbitt Burns Securities, Inc., 4.75%,
-------------        dated 9/30/99, due 10/01/99,
                     repurchase proceeds $4,601                       4,600
                                                             ---------------
$     78,600      TOTAL REPURCHASE AGREEMENTS
=============     (Cost $78,600)                             $       78,600
                                                             ---------------
                  TOTAL INVESTMENT SECURITIES AND
                  REPURCHASE AGREEMENTS -- 99.7%             $      109,701

                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%         359
                                                             ===============
                  NET ASSETS -- 100.0%                       $      110,060
                                                             ===============
See accompanying notes to portfolios of investments and notes to financial statements.
                                                    Countrywide Investments - 25

INSTITUTIONAL GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
  PAR                                                                MARKET
 VALUE                                                                VALUE
(000's)           Investment Securities -- 75.0%                    (000's)
--------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY ISSUES -- 70.2%
$      2,815      FHLB Discount Notes, 10/01/99              $        2,815
         450      FNMA Medium Term Notes, 5.81%, 10/01/99               450
         750      FRMC Discount Notes, 10/05/99                         750
       2,000      FHLB Discount Notes, 10/06/99                       1,999
         250      FHLMC Discount Notes, 10/06/99                        250
         600      FNMA Discount Notes, 10/07/99                         599
         500      FFCB Discount Notes, 10/08/99                         500
       2,558      FHLB Discount Notes, 10/12/99                       2,554
         615      FFCB Discount Notes, 10/13/99                         614
       1,000      FNMA Medium Term Notes, 4.63%, 10/14/99             1,000
         315      FNMA Medium Term Notes, 5.73%, 10/14/99               315
       1,525      FHLB, 5.87%, 10/22/99                               1,525
         500      FHLB, 8.375%, 10/25/99                                501
         250      FHLB, 4.92%, 10/27/99                                 250
         500      FHLB, 5.00%, 10/28/99                                 500
         500      FHLB, 5.03%, 10/29/99                                 500
         650      FFCB Discount Notes, 11/04/99                         647
         475      FNMA Discount Notes, 11/04/99                         473
         345      FNMA Medium Term Notes, 5.95%, 11/05/99               345
         500      FNMA Discount Notes, 11/09/99                         497
       1,863      FNMA, 8.35%, 11/10/99                               1,869
         540      FHLMC, 6.60%, 11/12/99                                541
         140      FNMA Medium Term Notes, 5.83%, 11/12/99               140
         235      FHLB, 5.825%, 11/19/99                                235
         500      FNMA, 7.68%, 11/22/99                                 501
         200      FHLB, 5.825%, 11/26/99                                200
         195      FFCB, 4.85%, 12/01/99                                 195
         250      FNMA Discount Notes, 12/01/99                         248
         500      FFCB Medium Term Notes, 5.63%, 12/09/99               501
         100      FNMA Medium Term Notes, 5.74%, 12/09/99               100
         100      FHLB, 5.00%, 12/29/99                                 100
         400      FFCB, 4.76%, 1/18/00                                  399
       1,000      SLMA Floating Rate Notes, 5.286%, 1/20/00 (Note B)    999
         500      FHLMC, 7.90%, 1/27/00                                 503
       1,000      FHLB Floating Rate Notes, 5.406%, 1/28/00 (Note B)  1,000
         485      FHLB, 6.173%, 1/28/00                                 485
         320      FNMA, 6.10%, 2/10/00                                  321
       1,000      FHLB Floating Rate Notes, 5.556%, 2/25/00 (Note B)  1,000
         500      FHLB, 5.04%, 3/03/00                                  499
         125      FHLB, 5.645%, 3/06/00                                 125
         165      FHLB, 5.16%, 3/08/00                                  165
         550      FNMA Medium Term Notes, 5.57%, 3/17/00                550
         500      FHLMC, 5.875%, 3/22/00                                501
         500      FNMA Medium Term Notes, 5.53%, 3/23/00                500
         250      FHLB, 5.655%, 3/30/00                                 250
         165      FHLB, 5.00%, 4/05/00                                  164
       1,000      FHLB Floating Rate Notes,
                   5.346%, 4/14/00 (Note B)                           1,000

26 - Countrywide Investments

--------------------------------------------------------------------------------
 PAR                                                                 MARKET
VALUE                                                                 VALUE
(000'S)          INVESTMENT SECURITIES -- 75.0% (CONTINUED)          (000'S)
--------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY ISSUES -- 70.2% (CONTINUED)
$        480      FHLB, 4.97%, 4/20/00                       $          478
         200      FHLB, 6.84%, 4/25/00                                  201
         265      FHLMC, 6.395%, 5/16/00                                266
         200      FHLB, 5.125%, 5/19/00                                 199
         500      FNMA Medium Term Notes, 6.41%, 5/22/00                501
         400      FNMA Medium Term Notes, 5.72%, 5/22/00                400
         390      FHLB, 5.625%, 6/02/00                                 390
         494      FNMA Medium Term Notes, 6.20%, 6/06/00                495
         215      FHLB, 5.415%, 6/14/00                                 215
       1,000      SLMA Floating Rate Notes, 5.394%, 6/30/00 (Note B)  1,000
         500      FHLB, 5.89%, 7/24/00                                  500
         160      FNMA Medium Term Notes, 5.50%, 7/26/00                160
------------                                                 --------------
$     34,985      TOTAL U.S. GOVERNMENT AGENCY ISSUES
------------     (Amortized Cost $34,980)                    $       34,980
                                                             --------------
                  COMMERCIAL PAPER -- 3.0%
$      1,500      Nebraska Higher Education Loan Program,
------------      10/04/99, Guarantor SLMA
                  (Amortized Cost $1,499)                    $        1,499
                                                             --------------
                  VARIABLE RATE DEMAND NOTES (NOTE C) -- 1.8%
$        900      Illinois Student Loan Assistance Commission,
------------      Student Loan Rev., Ser. C, 5.33%, 12/01/22,
                   Guarantor SLMA
                  (Amortized Cost $900)                      $          900
                                                             --------------
$     37,385      TOTAL INVESTMENT SECURITIES
============      (Amortized Cost $37,379)                   $       37,379
                                                             --------------
--------------------------------------------------------------------------------
FACE                                                                MARKET
AMOUNT                                                               VALUE
(000's)           REPURCHASE AGREEMENTS (NOTE A) -- 24.1%           (000's)
--------------------------------------------------------------------------------
$     12,000      Morgan Stanley Dean Witter, Inc., 5.37%,
============        dated 9/30/99, due 10/01/99,
                    repurchase proceeds $12,002
                    (Cost $12,000)                           $       12,000
                                                             --------------
                  TOTAL INVESTMENT SECURITIES AND
                  REPURCHASE AGREEMENTS -- 99.1%             $       49,379

                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%         469
                                                             --------------
                  NET ASSETS -- 100.0%                       $       49,848
                                                             ==============
See accompanying notes to portfolios of investments and notes to financial statements.

                                                    Countrywide Investments - 27

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
 PAR                                                                MARKET
VALUE                                                                VALUE
(000's)           INVESTMENT SECURITIES -- 99.0%                    (000's)
--------------------------------------------------------------------------------
                  VARIABLE RATE DEMAND NOTES (NOTE C) -- 59.1%
$        240      Monroe Co., NY, IDA Rev.,
                   Ser. B, 5.50%, 10/01/00                   $          240
         500      Brownsburg, IN, EDR (Zanetis Ent.),
                   5.70%, 6/01/03                                       500
         855      HDR Power Systems, Inc., 5.59%, 6/01/03               855
       1,380      Nassau Co., NY, IDA Rev., 5.50%, 5/17/05            1,380
         601      Illinois Development Finance Auth. IDR
                  (Landcomp Corp.), 5.55%, 7/01/05                      601
         215      Schenectady, NY, IDR (JMR Development Co.),
                   5.55%, 12/01/07                                      215
         765      Diamond Development Group, Inc.,
                   Ser. 1996, 5.62%, 9/01/08                            765
       1,250      North Greenbush, NY, IDA Rev., 5.70%, 11/01/08      1,250
         805      Vista Funding Corp., 5.54%, 9/01/11                   805
       1,600      Westwood Baptist Church, OH, 5.49%, 5/01/24         1,600
       1,200      Waukesha, WI, Health Systems Rev.,
                   5.45%, 8/15/26                                     1,200
         500      Ontario, CA, Rev. (Mission Oaks), 5.60%, 10/01/26     500
       1,500      ABAG Fin. Auth. for Nonprofit Corp., CA,
                   COP, Ser. D, 5.55%, 10/01/27                       1,500
       1,300      Illinois HFA Rev., Ser. 1998B
                   (Elmhurst Memorial), 5.60%, 1/01/28                1,300
         550      American Healthcare Funding, 5.45%, 3/01/29           550
         455      California Statewide Cmntys.
                   Dev. Auth. Rev., 5.50%, 5/01/29                      455
------------                                                 --------------
$     13,716      TOTAL VARIABLE RATE DEMAND NOTES
------------      (Amortized Cost $13,716)                   $       13,716
                                                             --------------
                  FIXED RATE REVENUE BONDS -- 7.2%
$        400      Chicago Tax Increment Allocation
                  (Near South Proj.), 5.20%, 11/15/99        $          400
         250      Lehigh Co., PA, General Purpose Rev.
                  (St. Francis College), 5.50%,12/15/99                 250
         200      Umatilla Indian Reservation, OR,
                  Ser. 1999B, 5.60%, 2/01/00                            200
         500      Hamilton, OH, Parking Garage Rev., 5.66%, 3/22/00     501
         315      New Britain, CT, GO, 5.32%, 5/01/00                   315
------------                                                 --------------
$      1,665      TOTAL FIXED RATE REVENUE BONDS
------------      (Amortized Cost $1,666)                    $        1,666
                                                             --------------
                  CORPORATE NOTES -- 27.8%
$        130      Transamerica Financial Corp.,
                  8.75%, 10/01/99                            $          130
         100      Wal-Mart Stores, 6.125%, 10/01/99                     100
         130      American General Corp., 7.70%, 10/15/99               130
         100      Associates Corp., NA, 6.75%, 10/15/99                 100
         227      Ford Motor Co., 7.50%, 11/15/99                       228
         420      Merrill Lynch & Co., 8.25%, 11/15/99                  421
         400      Huntington Bancshares, 6.10%, 11/29/99                400
         375      Associates Corp., NA, 8.25%, 12/01/99                 377
         250      BP America, Inc., 6.50%, 12/15/99                     251
         300      American General Finance, 7.00%, 12/30/99             301
         250      GMAC, 5.70%, 1/10/00                                  250
         200      AIG, 6.375%, 1/18/00                                  200
         200      Ford Motor Credit Co., 5.83%, 2/28/00                 200
         100      Associates Corp., NA, 7.78%, 3/01/00                  101
         181      GMAC, 7.00%, 3/01/00                                  182
         499      Associates Corp., NA, 6.00%, 3/15/00                  500
         150      Morgan Stanley, Dean Witter,
                  Discover & Co., 6.25%, 3/15/00                        150
         250      KeyCorp., 7.43%, 3/28/00                              253




28 - Countrywide Investments

--------------------------------------------------------------------------------
 PAR                                                                 MARKET
VALUE                                                                VALUE
(000's)           INVESTMENT SECURITIES -- 99.0% (CONTINUED)        (000's)
--------------------------------------------------------------------------------
                  CORPORATE NOTES -- 27.8% (CONTINUED)
$        245      GMAC, 6.625%, 4/24/00                      $          246
         165      Gannett Co., 5.85%, 5/01/00                           165
         330      American General Finance, 6.78%, 5/15/00              332
         150      Duke Energy Corp., 7.00%, 6/01/00                     151
         315      Mellon Financial Co., 6.30%, 6/01/00                  315
         100      GMAC, 7.50%, 6/09/00                                  101
         262      Citigroup, Inc., 6.125%, 6/15/00                      262
         350      Beneficial Corp., 6.45%, 6/19/00                      351
         250      Bear Stearns & Co., Inc., 6.75%, 8/15/00              251
------------                                                 --------------
$      6,429      TOTAL CORPORATE NOTES
------------      (Amortized Cost $6,448)                    $        6,448
                                                             --------------
                  COMMERCIAL PAPER -- 4.9%
$        880      GTE, 10/01/99                              $          880
         265      Gannett Co., 10/05/99                                 265
------------                                                 --------------
$      1,145      TOTAL COMMERCIAL PAPER
------------      (Amortized Cost $1,145)                    $        1,145
                                                             --------------
$     22,955      TOTAL INVESTMENT SECURITIES -- 99.0%
============      (Amortized Cost $22,975)                   $       22,975

                  OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%         223
                                                             --------------
                  NET ASSETS -- 100.0%                       $       23,198
                                                             ==============


See accompanying notes to portfolios of investments and notes to financial statements.

                                                    Countrywide Investments - 29

INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
 PAR                                                                MARKET
VALUE                                                                VALUE
(000's)           INVESTMENT SECURITIES -- 98.6%                    (000's)
--------------------------------------------------------------------------------
                  U.S. TREASURY OBLIGATIONS -- 10.4%
$      1,200      U.S. Treasury Notes, 6.00%, 8/15/09
------------      (Amortized Cost $1,221)                    $        1,209
                                                             --------------
                  U.S. GOVERNMENT AGENCY ISSUES -- 13.0%
$      1,600      FHLMC, 6.45%, 4/29/09
------------      (Amortized Cost $1,599)                    $        1,524
                                                             --------------
                  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 32.7%
$         52      SBA #1987-20A, 8.45%, 1/01/07               $          52
         985      FNMA #313386, 7.00%, 3/01/12                          985
         948      GNMA #780777, 7.00%, 4/15/28                          934
         977      FHLMC #C21763, 6.00%, 2/01/29                         912
         981      GNMA #482725, 6.50%, 3/15/29                          939
------------                                                 --------------
$      3,943      TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
------------      (Amortized Cost $3,924)                    $        3,822
                                                             --------------
                  CORPORATE BONDS -- 37.2%
$        175      Pacific Gas & Electric Co.,
                  6.625%, 6/01/00                            $          175
         350      Florida Residential Property & Casualty Co.,
                  7.25%, 7/01/02                                        350
         259      May Department Stores Co., 9.875%, 12/01/02           283
         380      Bankers Trust Corp., 7.25%, 1/15/03                   383
          68      U.S. Leasing International, Inc., 6.625%, 5/15/03      67
         500      AT&T Corp., 5.625%, 3/15/04                           479
          66      Kaiser Permanente, 9.55%, 7/15/05                      73
         510      Honeywell, Inc., 8.625%, 4/15/06                      549
         500      Union Oil of California Corp.
                  Medium Term Notes, 6.70%, 10/15/07                    479
          50      Berkley (W.R.) Corp., 9.875%, 5/15/08                  57
         575      General Electric Capital Corp.
                  Medium Term Notes, 7.50%, 6/15/09                     593
          10      Union Camp Corp., 8.625%, 4/15/16                      10
          35      Kraft, Inc., 8.50%, 2/15/17                            36
         150      Deere & Co., 8.95%, 6/15/19                           167
         115      Rohm & Haas Co., 9.80%, 4/15/20                       134
         165      Questar Pipeline Co., 9.375%, 6/01/21                 178
         120      Jersey Central Power & Light Co., 9.20%, 7/01/21      125
          85      Southwestern Public Service Co., 8.20%, 12/01/22       85
         130      Union Electric Co., 8.00%, 12/15/22                   129
------------                                                 --------------
$      4,243      TOTAL CORPORATE BONDS
------------      (Amortized Cost $4,523)                    $        4,352
                                                             --------------




30 - Countrywide Investments

--------------------------------------------------------------------------------
 PAR                                                                 MARKET
VALUE                                                                 VALUE
(000's)         INVESTMENT SECURITIES -- 98.6% (CONTINUED)          (000's)
--------------------------------------------------------------------------------
                COMMERCIAL PAPER -- 5.3%
$        620    GTE, 10/01/99
------------    (Amortized Cost $620)                        $          620
                                                             --------------
$     11,606   TOTAL INVESTMENT SECURITIES -- 98.6%
============   (Amortized Cost $11,887)                      $       11,527

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%            160
                                                             --------------
               Net Assets -- 100.0%                          $       11,687
                                                             ==============
See accompanying notes to portfolios of investments and notes to financial statements.


                                                    Countrywide Investments - 31

INTERMEDIATE TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
   PAR                                                              MARKET
  VALUE                                                              VALUE
 (000's)        INVESTMENT SECURITIES -- 99.0%                      (000's)
--------------------------------------------------------------------------------
                U.S. TREASURY OBLIGATIONS -- 9.3%
$      1,000    U.S. Treasury Notes, 7.75%, 2/15/01          $        1,028
       2,000    U.S. Treasury Notes, 7.50%, 11/15/01                  2,071
       1,000    U.S. Treasury Bonds, 7.50%, 11/15/16                  1,108
------------                                                 --------------
$      4,000    TOTAL U.S. TREASURY OBLIGATIONS
------------    (Amortized Cost $4,151)                      $        4,207
                                                             --------------
                U.S. GOVERNMENT AGENCY ISSUES -- 63.5%
$        230    FNMA Discount Notes, 10/01/99                $          230
       1,000    SLMA Medium Term Notes, 7.50%, 7/02/01                1,023
       2,000    FHLB Notes, 7.31%, 7/06/01                            2,042
       2,000    FHLB Medium Term Notes, 8.43%, 8/01/01                2,081
       2,000    FNMA Notes, 7.55%, 4/22/02                            2,062
       1,000    FNMA Notes, 5.125%, 2/13/04                             952
       2,000    FHLMC Notes, 6.80%, 7/09/04                           1,990
       2,000    FHLMC Notes, 8.53%, 11/18/04                          2,007
       2,000    FHLMC Notes, 7.65%, 5/10/05                           2,011
       1,400    FNMA Notes, 6.26%, 1/24/06                            1,350
       2,500    FNMA Notes, 6.21%, 1/26/06                            2,405
       2,000    FNMA Notes, 6.06%, 2/03/06                            1,914
       1,000    FHLMC Notes, 6.345%, 2/15/06                            967
       2,203    RFCO STRIPS, 10/15/08                                 1,241
       1,000    FNMA Notes, 6.50%, 4/29/09                              957
       3,500    FNMA Notes, 6.375%, 6/15/09                           3,423
       2,000    FNMA Notes, 6.96%, 9/05/12                            1,942
------------                                                 --------------
$     29,833   TOTAL U.S. GOVERNMENT AGENCY ISSUES
------------   (Amortized Cost $28,866)                      $       28,597
                                                             --------------

                U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 26.2%
$      1,657    FNMA #380592, 6.17%, 8/01/08                 $        1,592
       2,688    FNMA #381464, 6.11%, 4/01/09                          2,565
       1,213    FNMA #1997-25E, 7.00%, 12/18/22                       1,218
       1,856    GNMA #455136, 7.00%, 6/15/28                          1,823
       1,925    FHLMC #C19286, 6.00%, 12/01/28                        1,797
       2,943    GNMA #482725, 6.50%, 3/15/29                          2,816
------------                                                 --------------
$     12,282   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
------------   (Amortized Cost $12,272)                      $       11,811
                                                             --------------
$     46,115   TOTAL INVESTMENT SECURITIES -- 99.0%
============   (Amortized Cost $45,289)                      $       44,615

               Other assets in excess of liabilities -- 1.0%            445
                                                             --------------
               NET ASSETS -- 100.0%                          $       45,060
                                                             ==============
See accompanying notes to portfolios of investments and notes to financial statements.


32 - Countrywide Investments

ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
 PAR                                                                 MARKET
VALUE                                                                 VALUE
(000's)           INVESTMENT SECURITIES -- 100.5%                    (000's)
--------------------------------------------------------------------------------
                  ADJUSTABLE RATE U.S. GOVERNMENT AGENCY
                  MORTGAGE-BACKED SECURITIES (NOTE D) -- 76.1%
$        736      FNMA #70907, 6.687%, 3/01/18               $          750
         855      FHLMC #605793, 6.489%, 5/01/18                        873
         744      FNMA #70614, 6.377%, 10/01/18                         758
         212      FNMA #70635, 6.515%, 6/01/20                          215
         946      FHLMC #846013, 7.067%, 6/01/22                        974
       1,005      GNMA #8217, 6.375%, 6/20/23                         1,015
         863      FNMA #70176, 6.497%, 8/01/27                          884
       1,103      FNMA #70243, 6.504%, 3/01/28                        1,125
------------                                                 --------------
$      6,464      TOTAL ADJUSTABLE RATE U.S. GOVERNMENT AGENCY
------------      MORTGAGE-BACKED SECURITIES
                  (Amortized Cost $6,572)                    $        6,594

                  FIXED RATE U.S. GOVERNMENT AGENCY
                  MORTGAGE-BACKED SECURITIES -- 13.1%
$      1,121      FNMA #1997-42H, 7.00%, 12/17/19
------------      (Amortized Cost $1,141)                    $        1,132
                                                             --------------
                  U.S. GOVERNMENT AGENCY ISSUES -- 11.3%
$        979      FNMA Discount Notes, 10/01/99
------------      (Amortized Cost $979)                      $          979
                                                             --------------
$      8,564      TOTAL INVESTMENT SECURITIES -- 100.5%
============      (Amortized Cost $8,692)                    $        8,705

                  LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)       (45)
                                                             --------------
                  NET ASSETS -- 100.0%                       $        8,660
                                                             --------------


See accompanying notes to portfolios of investments and notes to financial statements.
                                                    Countrywide Investments - 33

NOTES TO PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
A.  REPURCHASE AGREEMENTS
Repurchase agreements are fully collateralized by U.S. Government obligations.

B.  FLOATING RATE NOTES
A floating rate note is a security whose terms provide for the periodic readjustment of its interest rate whenever a specified interest rate index changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

C. VARIABLE RATE DEMAND NOTES
A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

D. ADJUSTABLE RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES Adjustable rate U.S. Government agency mortgage-backed securities are mortgage-related securities created from pools of adjustable rate mortgages which are issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Such adjustable rate mortgage securities have interest rates that reset at periodic intervals based on a specified interest rate index. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity date.

PORTFOLIO ABBREVIATIONS:
COP - Certificate of Participation
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRMC - Federal Agricultural Mortgage Corporation
GNMA - Government National Mortgage Association
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
RFCO - Resolution Funding Corporation
SBA - Small Business Administration
SLMA - Student Loan Marketing Association
STRIPS - Separate Trading of Registered Interest and Principal of Securities


34 - Countrywide Investments

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------


ARTHUR ANDERSEN LLP


To the Shareholders and Board of Trustees of Countrywide Investment Trust:

We have audited the statements of assets and liabilities, including the portfolios of investments, of Countrywide Investment Trust (a Massachusetts business trust) (comprising, respectively, the Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund, the Intermediate Bond Fund, and the Money Market Fund) as of September 30, 1999, and
(i) for the Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund, and the Adjustable Rate U.S. Government Securities Fund, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated thereon and (ii) for the Intermediate Bond Fund and the Money Market Fund the related statements of operations for the year ended September 30, 1999, the statements of changes in net assets for the year ended September 30, 1999 and 1998, and the financial highlights for the year ended September 30, 1999, September 30, 1998, the one-month period ended September 30, 1997 and the year ended August 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Intermediate Bond Fund and the Money Market Fund for the period ended August 31, 1996 were audited by other auditors whose report dated October 18, 1996, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us and referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Countrywide Investment Trust as of September 30, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/S/ARTHUR ANDERSEN LLP
Cincinnati, Ohio,
October 27, 1999



                                                    Countrywide Investments - 35

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
OCTOBER 27, 1999
--------------------------------------------------------------------------------
On October 27, 1999, a Special Meeting of Shareholders of Countrywide Investment Trust (the Trust) was held (1) to approve or disapprove new investment advisory agreements with Countrywide Investments, Inc., (2) to elect nine trustees and
(3) to ratify or reject the selection of Arthur Andersen LLP as the Trust's independent public accountants for the fiscal year ending September 30, 1999. The total number of shares of the Trust present by proxy represented 71.0% of the shares entitled to vote at the meeting. Each of the matters submitted to shareholders was approved.

The results of the voting for or against the approval of the new investment advisory agreements by each Fund was as follows:

----------------------------------------------------------------------------------------
                                                           NUMBER OF SHARES
                                       -------------------------------------------------
                                              FOR             AGAINST           ABSTAIN
----------------------------------------------------------------------------------------
Short Term Government Income Fund       72,836,904.320      286,367.840      734,314.720
Institutional Government Income Fund    41,605,539.090        4,381.000      109,630.000
Money Market Fund                       14,514,612.020       23,969.180      350,416.280
Intermediate Bond Fund                   1,091,218.018          307.360       15,433.220
Intermediate Term
   Government Income Fund                2,440,232.201        7,260.051       15,378.104
Adjustable Rate U.S. Government
   Securities Fund                         454,113.683        4,696.673        2,503.947
----------------------------------------------------------------------------------------


The results of the voting for the election of trustees was as follows:
----------------------------------------------------------------------------------------
                                                              Withhold
Nominees                                 For Election         Authority         Status
----------------------------------------------------------------------------------------
William O. Coleman                    134,157,859.548       339,418.159      New Trustee
Phillip R. Cox                        134,158,024.888       339,252.819      New Trustee
H. Jerome Lerner                      134,156,259.548       341,018.159        Incumbent
Robert H. Leshner                     134,157,859.548       339,418.159        Incumbent
Jill T. McGruder                      134,087,307.318       409,970.389      New Trustee
Oscar P. Robertson                    133,840,125.822       657,151.885        Incumbent
Nelson Schwab, Jr.                    134,001,063.367       496,214.340      New Trustee
Robert E. Stautberg                   134,137,874.548       359,403.159      New Trustee
Joseph S. Stern, Jr.                  134,024,040.715       473,236.992      New Trustee
----------------------------------------------------------------------------------------

The results of the voting for or against the ratification of Arthur Andersen LLP as independent public accountants by each Fund was as follows:
----------------------------------------------------------------------------------------
                                                            NUMBER OF SHARES
                                       -------------------------------------------------
                                              FOR             AGAINST           ABSTAIN
----------------------------------------------------------------------------------------
Short Term Government Income Fund      73,092,196.420       99,972.790       665,417.670
Institutional Government Income Fund   41,601,925.090       11,452.000       106,173.000
Money Market Fund                      14,628,812.900          517.810       259,666.770
Intermediate Bond Fund                  1,106,774.674               --           183.924
Intermediate Term
   Government Income Fund               2,451,133.555          736.839        10,999.962
Adjustable Rate U.S. Government
   Securities Fund                        453,814.109        4,780.059         2,720.135
----------------------------------------------------------------------------------------


36 - Countrywide Investments

COUNTRYWIDE INVESTMENT TRUST
--------------------------------------------------------------------------------
  312 Walnut St., 21st Floor
  Cincinnati, Ohio 45202-4094
  www.countrywideinvestments.com
  Nationwide: (Toll Free) 800-543-8721
  Cincinnati: 629-2000
  Rate Line: 579-0999

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
  Nationwide: (Toll Free) 800-543-0407
  Cincinnati: 629-2050

BOARD OF TRUSTEES
--------------------------------------------------------------------------------
  William O. Coleman
  Phillip R. Cox
  H. Jerome Lerner
  Robert H. Leshner
  Jill T. McGruder
  Oscar P. Robertson
  Nelson Schwab, Jr.
  Robert E. Stautberg
  Joseph S. Stern, Jr.

INVESTMENT ADVISER/MANAGER
--------------------------------------------------------------------------------
  Countrywide Investments, Inc.
  312 Walnut St., 21st Floor
  Cincinnati, Ohio 45202-4094

TRANSFER AGENT
--------------------------------------------------------------------------------
  Countrywide Fund Services, Inc.
  P.O. Box 5354
  Cincinnati, Ohio 45201-5354

This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Countrywide Investment Trust.

Annual Report
December 31, 1999

o Emerging Growth
o International Equity
o Income Opportunity
o Value Plus
o Growth & Income
o Balanced
o Bond
o Standby Income

[TOUCHSTONE LOGO HERE]

Touchstone
Family of Funds

[PHOTO OF BUSINESS MEETING]

LETTER FROM THE PRESIDENT

Dear Fellow Touchstone Shareholder:

Thank you for owning a Touchstone fund. We are pleased to provide you with this update of the investment activity and performance of the Touchstone Series Trust for the year ended December 31, 1999.

LOOKING BACK

Shrugging off three interest rate increases implemented by the Federal Reserve Board, all major U.S. equity markets indices finished 1999 in record territory. However, drilling down into the indices reveals widely mixed results. Among large companies, robust advances in a relatively narrow band of technology-related sectors overwhelmed middling returns elsewhere. Mid cap and small cap issues led by technology shares rebounded strongly from the previous year. The leading international equity market index, the MSCI EAFE Index, performed better than the S&P 500 Index for the first time in five years. Fixed income markets meanwhile experienced flat or falling returns. The U.S. fixed income market, in particular, endured one of the worst years in its history.

Movements in the various financial markets came against an extremely positive domestic backdrop of continued high employment, modest inflation, fiscal and monetary restraint and enhanced productivity boosted by advancing technology. As the current economic expansion neared record length, real economic growth remained strong and corporate earnings gains impressive.

THE VALUE OF DIVERSIFICATION

Performance disparities among asset classes, industry sectors and types of stocks are hardly new. Nonetheless, they seldom have been as pronounced as in recent years. Stocks have outperformed bonds dramatically. Technology stocks have outdistanced the rest of the market - even those of new companies with uncertain prospects and no earnings. Large stocks have outperformed small stocks and growth stocks have outperformed value stocks over the past several years.

Despite this recent experience, historical trends show that performance of investment sectors and styles runs in cycles. Traditionally, diversification among asset classes possessing complementary returns has been shown to reduce a portfolio's overall volatility. If market returns eventually revert to their mean, as efficient market theory implies they will, then asset classes and styles that have lagged may be poised to rebound. Now may be an opportune time to review your asset allocation mix in light of the benefits of diversification. As you pursue your wealth-building goals in today's investment world, professional advice is more important than ever. The registered representative who assisted you in the purchase of your Touchstone mutual fund can help you assess your situation and options.

LOOKING AHEAD

Consumer confidence is high entering the new year as the U.S. economy continues to demonstrate vigor. The impact of influences such as widely anticipated interest rate hikes, rising energy prices and a widening U.S. trade deficit remains to be determined in the months ahead. Other factors at work will include a presidential election campaign domestically and generally improving economic conditions abroad.

Regardless of what the future holds, companies that can perform on their own merits will most likely be the ones offering the best opportunities. As they assess the forces that drive the financial markets, our managers will remain steadfastly focused on identifying the opportunities and the companies capable of succeeding in any economic environment. Their overriding goal, as well as ours, is to deliver superior long-term performance across all of our investment options.

Thank you again for the opportunity to work on your behalf. We appreciate your continued confidence in Touchstone and, as always, pledge every effort to continue to merit your trust.



Sincerely,

/s/ Jill T. McGruder

Jill T. McGruder
President and Chief Executive Officer
Touchstone Family of Funds and Variable Annuities

P.S. Please check out our new look and enhanced presence on the web at WWW.TOUCHSTONEFUNDS.COM. We value your comments.
------------------------

THE TOUCHSTONE FAMILY OF FUNDS IS DISTRIBUTED BY TOUCHSTONE SECURITIES, INC.* FOR A PROSPECTUS CONTAINING MORE INFORMATION, INCLUDING ALL FEES AND EXPENSES, CALL 800.669.2796. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

*MEMBER NASD/SIPC

3

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)

TOUCHSTONE EMERGING GROWTH FUND

During the annual period ended December 31, 1999, several factors affected the Touchstone Emerging Growth Fund. After experiencing a difficult period during the third quarter of 1999, the equity markets surged in the fourth quarter to finish the year very strongly. In fact, small cap stocks led the surge, increasing their value by 18% (as measured by the Russell 2000 Index) during the fourth quarter, eclipsing the performance of large cap stocks (as measured by the S&P 500 Index) which were up 15%. Indeed, 1999 marked the first full calendar year that the Russell 2000, the benchmark of the Emerging Growth Fund, outperformed the S&P 500 since 1993, albeit by a very narrow margin (21.3% for the Russell 2000 versus 21.0% for the S&P 500). The Emerging Growth Fund had a 37.5% return in 1999.

As the growth-style manager of the Touchstone Emerging Growth Fund, Westfield Capital Management found that good stock selection and an overweight position in technology, telecommunications and select health care stocks drove performance in 1999. The growth-style portion of the portfolio was underweight in the consumer and financial sectors as many companies in those sectors did not meet the Westfield's minimum earnings growth criteria.

Though the strict valuation discipline eliminated the traditional internet and dot.com companies, the portfolio invested heavily in internet infrastructure stocks. Westfield views business-to-business e-commerce as an attractive sector with outstanding growth prospects. Traditional businesses are developing e-business models and Westfield invested in chip, software, telecommunication and wireless stocks to take advantage of this major shift. In health care, Westfield focused on a select group of outstanding companies in medical devices, biotechnology and genomics.

The value-style manager of the Fund, David L. Babson & Company, reported that 1999 was a very difficult year for those small cap managers with a value discipline. For all of 1999, the Russell 2000 Growth Index was up a very impressive 43%, while the Russell 2000 Value Index was down nearly 2% -- the widest differential in performance ever.

The Value portion of the Touchstone Emerging Growth Fund was hurt by increased weightings in the Materials & Processing and Financial Services sectors - two of the worst performing sectors in the Russell 2000, due to investors' concerns of rising interest rates.

Nevertheless, the Fund did benefit from several investments that delivered strong performance during the year. CommScope, the global leader in manufacturing coaxial cable, saw its stock increase 150% during 1999, and nearly four-fold from our original investment a couple of years ago due to excitement surrounding increased spending by AT&T and other cable companies to upgrade their cable services. Nabors Industries, the leading operator of oil rigs in North America, saw its stock increase 129% during the year due to increased drilling activity by its customers seeking to capitalize on the recent improvements in oil prices. Finally, Scitex, a leading maker of printing equipment, saw its stock increase 43% during the second half of 1999 (+24% for the full year), as the gradual global economic recovery is encouraging the company's overseas customers to begin ordering new equipment again.

While 1999 was a challenging year for the value side of the small cap market, the Touchstone Emerging Growth Fund delivered superior results, demonstrating once again the benefits of having both a value and growth discipline in one fund. Babson and Westfield look forward to continuing to deliver strong performance.

4

  EMERGING GROWTH FUND

GROWTH OF A $10,000 INVESTMENT - Class A Shares

                    Touchstone
                    Emerging              Russell 2000
                    Growth                Index                 CDA/Wiesenberger
                    Fund A                (Major Index)         Small Cap - MF
--------------------------------------------------------------------------------
9/94                9425                  10000                 10000
12/94               9681                  9813                  9950
3/95                10093                 10265                 10512
6/95                10735                 11227                 11450
9/95                11733                 12336                 12785
12/95               11865                 12603                 13072
3/96                12391                 13246                 13917
6/96                12947                 13909                 15025
9/96                12599                 13956                 15319
12/96               13119                 14682                 15758
3/97                12585                 13923                 14745
6/97                14811                 16180                 17262
9/97                17253                 18588                 20184
12/97               17343                 17965                 19162
3/98                18946                 19772                 21254
6/98                18232                 18850                 20421
9/98                14714                 15053                 16072
12/98               17803                 17508                 19081
3/99                17285                 16558                 17905
6/99                20485                 19132                 20706
9/99                20471                 17923                 20121
12/99               25966                 21172                 24981

Average Annual Total Return

One Year          Five Years            Since
Ended             Ended                 Inception
12/31/99          12/31/99              10/3/94
37.5%             20.4%                 20.0%


Cumulative Total Return

Since Inception
10/3/94
159.7%

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.


GROWTH OF A $10,000 INVESTMENT - Class C Shares

                Touchstone
                Emerging               Russell 2000
                Growth                 Index                   CDA/Wiesenberger
                Fund C                 (Major Index)           Small Cap - MF
--------------------------------------------------------------------------------
1/99            10000                  10000                   10000
3/99            9701                   9457                    9384
6/99            11472                  10928                   10852
9/99            11442                  10237                   10545
12/99           14486                  12093                   13092


Average Annual Total Return

One Year          Since
Ended             Inception
12/31/99          1/1/99
44.9%             44.9%

Cumulative Total Return

Since Inception
1/1/99
44.9%

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.

5

  EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS


DECEMBER 31, 1999

                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 97.2%
  AUTOMOTIVE - 0.5%
    9,700  Exide                            $    80,631
--------------------------------------------------------
  BANKING - 1.3%
    6,000  Dime Bancorp                          90,750
    6,200  Golden State Bancorp*                106,950
--------------------------------------------------------
                                                197,700
--------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 1.5%
   14,400  DiMon                                 46,800
    5,200  Ralcorp Holdings*                    103,675
   12,100  Vlasic Foods International*           68,819
--------------------------------------------------------
                                                219,294
--------------------------------------------------------
  BUILDING MATERIALS - 1.6%
   12,100  Dal-Tile International*              122,513
    2,600  Martin Marietta Materials            106,600
--------------------------------------------------------
                                                229,113
--------------------------------------------------------
  COMMERCIAL SERVICES - 18.1%
    9,700  Administaff *                        293,425
   10,800  Applied Analytical Industries*        98,550
    4,700  A.C. Nielson*                        115,738
    6,000  Career Education*                    230,250
    3,900  CDI*                                  94,088
    8,000  DeVry*                               149,000
    8,850  Diamond Technology Partners*         760,541
    4,500  Forrester Research*                  309,938
    2,400  PerkinElmer                          100,050
    9,700  Safety-Kleen*                        109,731
   12,000  Stericycle*                          225,750
    8,100  Unova*                               105,300
    5,400  Wallace Computer Services             89,775
--------------------------------------------------------
                                              2,682,136
--------------------------------------------------------
  COMMUNICATIONS - 12.2%
   11,600  Advanced Fibre Communications*       518,375
    8,000  AudioCodes*                          736,000
    3,200  Ditech Communications*               299,200
    4,000  Powerwave Technologies*              233,500
--------------------------------------------------------
                                              1,787,075
--------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 11.7%
    8,500  CBT Group, ADR*                      284,750
   11,200  Mail.com*                            210,000
   12,600  Natural MicroSystems*                589,838
   10,300  Perot Systems, Class A*              195,700
    4,300  Policy Management System*            109,919
    9,000  Scientific Learning*                 328,500
--------------------------------------------------------
                                              1,718,707
--------------------------------------------------------
  COMPUTERS & INFORMATION - 1.4%
    5,400  Gerber Scientific                    118,463
    5,600  Scitex*                               81,550
--------------------------------------------------------
                                                200,013
--------------------------------------------------------
  ELECTRICAL EQUIPMENT - 1.0%
    9,100  Magnetek*                             69,956
    4,000  Ucar International*                   71,250
--------------------------------------------------------
                                                141,206
--------------------------------------------------------


                                                 Value
   Shares                                      (Note 1)

  ELECTRONICS - 1.1%
    4,100  Dionex*                          $   168,869
--------------------------------------------------------
  ENTERTAINMENT & LEISURE - 2.2%
    7,000  Cinar, Class B*                      171,500
    4,350  SFX Entertainment, Class A*          157,416
--------------------------------------------------------
                                                328,916
--------------------------------------------------------
  FINANCIAL SERVICES - 1.2%
   10,200  First Sierra Financial*              174,675
--------------------------------------------------------
  FOOD RETAILERS - 0.7%
    7,000  Pantry (The)*                         98,875
--------------------------------------------------------
  HEALTH CARE PROVIDERS - 1.4%
    5,000  Syncor International*                145,625
    9,800  Total Renal Care Holdings*            65,538
--------------------------------------------------------
                                                211,163
--------------------------------------------------------
  HEAVY CONSTRUCTION - 0.6%
    9,300  Foster Wheeler                        82,538
--------------------------------------------------------
  HEAVY MACHINERY - 2.7%
    8,900  Helix Technology                     398,831
--------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.2%
    2,000  LA-Z-Boy Chair                        33,625
--------------------------------------------------------
  HOUSEHOLD PRODUCTS - 0.6%
    3,300  Snap-on                               87,656
--------------------------------------------------------
  INSURANCE - 1.6%
    8,800  HCC Insurance Holdings               116,050
    3,400  HSB Group                            114,963
--------------------------------------------------------
                                                231,013
--------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 6.6%
    8,000  American Tower Systems, Class A*     244,500
    2,800  Central Newspapers, Class A          110,250
    8,400  Hollinger International              108,675
   13,500  Information Holdings*                392,344
    3,600  Lee Enterprises                      114,975
--------------------------------------------------------
                                                970,744
--------------------------------------------------------
  MEDICAL SUPPLIES - 4.2%
    3,200  Arthocare*                           195,200
    5,500  Novoste*                              90,750
    3,000  Roper Industries                     113,438
    9,600  Varian*                              216,000
--------------------------------------------------------
                                                615,388
--------------------------------------------------------
  METALS - 2.0%
    4,100  Belden                                86,100
    3,400  Harsco                               107,950
    5,500  Ryerson Tull                         106,906
--------------------------------------------------------
                                                300,956
--------------------------------------------------------
  OIL & GAS - 7.0%
    2,700  Equitable Resources                   90,113
    3,306  Friede Goldman Halter*                22,935
    6,900  Hanover Compressor*                  260,475
    7,100  Helmerich & Payne                    154,869
    3,700  Nabors Industries*                   114,469
   15,400  Santa Fe Snyder*                     123,200
    9,500  Stolt Comex Seaway*                  105,094
   22,400  Energy Services*                     151,200
--------------------------------------------------------
                                              1,022,355
--------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

6

  EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS CONTINUED


                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - CONTINUED
  PHARMACEUTICALS - 9.1%
    6,200  Albany Molecular Research*       $   189,100
   10,200  ILEX Oncology*                       246,075
    4,000  Millennium Pharmaceuticals*          488,000
   11,200  Taro Pharmaceutical Industries*      162,400
   13,300  Titan Pharmaceuticals*               252,700
--------------------------------------------------------
                                              1,338,275
--------------------------------------------------------
  REAL ESTATE - 0.6%
    4,000  Prentiss Properties Trust, REIT       84,000
--------------------------------------------------------
  RETAILERS - 3.0%
    7,300  Enesco Group                          80,756
   10,000  Tweeter Home Entertainment Group*    355,000
--------------------------------------------------------
                                                435,756
--------------------------------------------------------
  TEXTILES, CLOTHING & FABRICS - 1.7%
    5,439  Albany International                  84,299
   10,000  Stride Rite                           65,000
    8,200  Unifi*                               100,963
--------------------------------------------------------
                                                250,262
--------------------------------------------------------
  TRANSPORTATION - 1.4%
    9,400  Fritz Companies*                      98,700
    6,400  Yellow*                              107,600
--------------------------------------------------------
                                                206,300
--------------------------------------------------------
TOTAL COMMON STOCKS
(COST $10,753,698)                          $14,296,072
--------------------------------------------------------



                                                 Value
   Shares                                      (Note 1)

WARRANTS - 0.0%
  BANKING - 0.0%
    2,200  Golden State Bancorp*            $     1,925
--------------------------------------------------------
TOTAL WARRANTS
(COST $9,438)                               $     1,925
--------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 97.2%
(COST $10,763,136) (A)                      $14,297,997
CASH AND OTHER ASSETS
NET OF LIABILITIES -  2.8%                      409,704
--------------------------------------------------------
NET ASSETS - 100.0%                         $14,707,701
--------------------------------------------------------

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $10,764,988 resulting in gross unrealized appreciation and depreciation of $4,889,804 and $1,356,795, respectively, and net unrealized appreciation of $3,533,009.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

7

  INTERNATIONAL EQUITY FUND

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)

TOUCHSTONE INTERNATIONAL EQUITY FUND

The Touchstone International Equity Fund portfolio finished the year well ahead of its benchmark, the MSCI EAFE Index. While the MSCI EAFE Index ended 1999 with a 27.3% return, the International Equity Fund had a 31.4% return. According to the manager of the Touchstone International Equity Fund, Credit Suisse Asset Management, performance lagged in the first quarter because the Fund was underweight in Japan and the manager was too defensive in investing in European and Japanese stocks. Performance was strong in the second half of the year due to the positive impact of regional allocations and stock selections.

In Japan, the economic recovery appeared to gather momentum in the second half of 1999 and corporate restructuring activity remained strong. During this period, Credit Suisse moved from a benchmark neutral weight to overweight. The most prominent Japanese sector overweights were in consumer finance and telecommunications as well as an exposure to smaller companies in consumer and technology related businesses. These decisions helped performance.

In Continental Europe, Credit Suisse moved from a slight underweight to an over weight position during the fourth quarter in the midst of a favorable economic environment, strong mergers and acquisition activity and a benign inflation outlook. The Fund's overweights in Finland and France proved especially beneficial due to large holdings in technology/telecommunications names like Nokia and ST Microelectronics.

Elsewhere, regional allocations and stock selection also boosted performance. The Fund was underweight in the U.K. because Credit Suisse believed there was a likelihood of further rate increases by the Bank of England. This underweight had a positive impact on performance as did stock selection in the U.K. which emphasized companies such as GEC Marconi, an old defense company in the process of reinventing itself as a telecommunications equipment manufacturer, and BP Amoco, the global oil and gas giant.

Finally, the Fund's modest allocation to the Emerging Markets also had a positive impact on performance; particularly in Brazil, Mexico, Korea, and Taiwan -- those countries poised to benefit most from a pick-up in global growth and rebound in commodity prices.

8

  INTERNATIONAL EQUITY FUND

GROWTH OF A $10,000 INVESTMENT - Class A Shares

                 Touchstone                  MSCI               CDA/Wiesenberger
                 International               EAFE               Non-US
                 Equity Fund A               Index              Equity - MF
--------------------------------------------------------------------------------
9/94             9425                        10000              10000
12/94            8596                        9905               9452
3/95             8256                        10097              9153
6/95             8615                        10178              9585
9/95             9001                        10611              10007
12/95            9050                        11049              10114
3/96             9598                        11377              10648
6/96             9806                        11565              11047
9/96             9731                        11559              10952
12/96            10101                       11752              11317
3/97             10253                       11576              11455
6/97             11479                       13087              12691
9/97             12011                       13003              12549
12/97            11674                       11994              11089
3/98             13638                       13767              12443
6/98             14375                       13923              11847
9/98             12411                       11952              10061
12/98            14002                       14432              11763
3/99             13763                       14643              12085
6/99             14241                       15025              13358
9/99             15088                       15695              13705
12/99            19532                       18372              17396


Average Annual Total Return

One Year          Five Years            Since
Ended             Ended                 Inception
12/31/99          12/31/99              10/3/94
31.4%             16.4%                 13.6%


Cumulative Total Return

Since Inception
10/3/94
95.3%

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.

GROWTH OF A $10,000 INVESTMENT - Class C Shares

               Touchstone              MSCI                   CDA/Wiesenberger
               International           EAFE                   Non-US
               Equity Fund A           Index                  Equity - MF
------------------------------------------------------------------------------
1/99           10000                   10000                  10000
3/99           9808                    10146                  10273
6/99           10136                   10411                  11355
9/99           10711                   10875                  11651
12/99          13844                   12730                  14788


Average Annual Total Return

One Year          Since
Ended             Inception
12/31/99          1/1/99
38.4%             38.4%


Cumulative Total Return

Since Inception
1/1/99
38.4%


Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.

9

  INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS


DECEMBER 31, 1999



                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 98.2%
  AUSTRALIA - 0.0%
       60  Southcorp                        $       211
-------------------------------------------------------
  BRAZIL - 1.6%
    1,700  Petroleo Brasileiro, ADR              43,602
    1,584  Telecomunicacoes Brasileiras
           (Telebras), ADR                      203,544
-------------------------------------------------------
                                                247,146
-------------------------------------------------------
  CHINA - 0.3%
      525  China Steel, 144A, ADR                 7,770
    4,400  China Telecom*                        27,509
      100  China Telecom, ADR*                   12,856
-------------------------------------------------------
                                                 48,135
-------------------------------------------------------
  FINLAND - 3.8%
    2,545  Nokia Oyj                            461,834
    3,113  UPM-Kymmene                          125,535
-------------------------------------------------------
                                                587,369
-------------------------------------------------------
  FRANCE - 13.4%
    1,037  Alcatel Alsthom                      238,363
    2,439  Alstom                                81,389
        5  Aventis                                  291
    1,216  AXA                                  169,666
    2,412  Banque Nationale de Paris            222,740
    1,089  Carrefour Supermarche                201,021
    3,651  Credit Lyonnais*                     167,106
      573  Groupe Danone                        135,175
      661  Pinault-Printemps-Redoute            174,593
    2,458  Renault                              118,599
    1,800  Scor                                  79,483
    2,202  Total Fina, Class B                  294,143
    2,125  Vivendi                              192,059
-------------------------------------------------------
                                              2,074,628
-------------------------------------------------------
  GERMANY - 11.1%
      504  Allianz Holdings                     169,454
    2,244  BASF                                 115,377
    3,611  Deutsche Bank                        305,250
    1,667  Dresdner Bank                         90,500
    1,767  Mannesmann                           426,646
      569  Muenchener
           Rueckversicherungs-Gasellschaft      144,442
    2,364  Preussag                             131,795
      213  SAP                                  104,147
    1,154  Siemens                              146,938
    1,791  Veba                                  87,120
-------------------------------------------------------
                                              1,721,669
-------------------------------------------------------
  GREAT BRITAIN - 9.5%
   22,984  BP Amoco                             231,661
    4,566  British Aerospace                     30,014
    5,990  British Telecommunications           143,351
    5,113  Glaxo Wellcome                       145,011
   11,460  J Sainsbury                           65,707
   17,600  Legal & General Group                 47,936
    8,880  Lloyds TSB Group                     110,291
   10,650  Marconi                              188,942
    4,330  Peninsular and Oriental
           Steam Navigation                      72,206
    4,020  Reuters Group                         55,837


                                                 Value
   Shares                                      (Note 1)

  GREAT BRITAIN - CONTINUED
    7,100  Shell Transport & Trading        $    59,200
   11,013  SmithKline Beecham                   140,340
    2,238  South African Breweries               22,780
        1  Unilever                                   7
   33,740  Vodafone Group                       166,222
-------------------------------------------------------
                                              1,479,505
-------------------------------------------------------
  GREECE - 0.2%
      141  Alpha Credit Bank                     11,050
      140  Intracom                               6,414
      600  National Bank of Greece, GDR           8,438
-------------------------------------------------------
                                                 25,902
-------------------------------------------------------
  HONG KONG - 0.0%
       53  Hang Seng Bank                           605
-------------------------------------------------------
  INDIA - 0.4%
      700  Larsen & Toubro, GDR                  23,275
    1,400  State Bank of India, GDR              14,461
    1,000  Videsh Sanchar Nigam, GDR             20,785
-------------------------------------------------------
                                                 58,521
-------------------------------------------------------
  ITALY - 4.0%
    4,233  Assicurazione Generali               140,571
    7,610  Concessioni e Costruzioni
           Autostrade*                           51,801
   21,403  ENI                                  117,446
    7,503  Istituto Bancario
           San Paolo di Torino                  101,768
   23,500  Istituto Nazionale
           delle Assicurazioni                   62,593
   39,197  Tecnost*                             147,871
-------------------------------------------------------
                                                622,050
-------------------------------------------------------
  JAPAN - 34.1%
      300  Advantest                             79,233
    2,000  Alps Electric                         30,500
    6,600  Bank of Tokyo                         91,934
    1,000  Bridgestone                           22,009
    1,000  Canon                                 39,714
    4,000  Daikin Industries                     54,387
    6,000  Daiwa Securities                      93,847
      200  Don Quijote                           31,302
    1,200  Fanuc                                152,714
   10,000  Fuji Bank Limited (The)               97,134
      620  Fuji Soft ABC                         48,518
        4  Fuji Television Network               54,778
    1,000  Fujisawa Pharmaceutical               24,259
    2,000  Fujitsu                               91,167
    4,000  Fukuyama Transporting                 28,759
    3,600  Hitachi Credit                        73,071
    1,000  Hitachi Maxell                        29,443
    3,000  House Foods                           45,486
    3,000  Industrial Bank of Japan              28,905
    1,400  ITO Yokado                           152,010
    3,000  Kaneka                                38,355
    2,000  Kao                                   57,028
    1,000  Kirin Brewery                         10,516
   20,000  Kubota                                76,494
    1,600  Kyocera                              414,751
    3,000  Matsushita Electric                   83,048
    3,000  Minebea                               51,443


The accompanying notes are an integral part of the financial statements.

10

  INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS CONTINUED



                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - CONTINUED
  JAPAN - CONTINUED
    7,000  Mitsubishi                       $    54,025
    8,900  Mitsui Chemicals                      71,649
    1,000  Mitsumi Electric                      31,302
    2,000  Mori Seiki                            26,802
    3,000  NEC                                   71,457
      100  NIDEC                                 29,248
    3,000  Nikko Securities Co. (The)            37,944
      500  Nintendo                              82,314
    3,000  Nippon Meat Packers                   38,883
       17  Nippon Telegraph & Telephone         291,010
    3,000  Nomura Securities                     54,143
        4  NTT Data                              91,950
        2  NTT Mobile Communication
           Network                               76,885
      700  Orix                                 157,625
      300  Rohm Company                         123,251
   17,000  Sakura Bank                           98,445
    5,000  Sanwa Bank (The)                      60,794
    1,000  Secom                                110,046
    4,000  Sekisui House                         35,410
    1,000  Seven-Eleven Japan                   158,466
    2,000  Sharp                                 51,159
    2,000  Shin-Etsu Chemical                    86,080
       73  Softbank                              69,837
      875  Sony                                 259,342
    3,000  Sumitomo Bank                         41,054
    8,000  Sumitomo Chemical                     37,562
    4,000  Sumitomo Marine & Fire
           Insurance Co. (The)                   24,650
    7,000  Sumitomo Realty & Development         23,281
   10,000  Sumitomo Trust & Banking              67,495
    1,000  Taisho Pharmaceutical                 29,346
    1,000  Taiyo Yuden                           59,278
    1,000  Takeda Chemical Industries            49,398
      500  TDK                                   69,011
    4,000  Tokyo Broadcasting System            135,381
    1,000  Tokyo Electron                       136,946
    2,000  Tostem                                35,899
    5,000  Toyota Motor                         242,101
      500  WORLD                                 61,137
    1,000  Yamanouchi Pharmaceutical             34,921
    2,000  Yamato Transport                      77,472
-------------------------------------------------------
                                              5,293,804
-------------------------------------------------------
  MEXICO - 0.9%
      830  Cemex SA de CV, ADR*                  23,136
      400  Grupo Televisa, GDR*                  27,300
      850  Telefonos de Mexico, Class L, ADR     95,625
-------------------------------------------------------
                                                146,061
-------------------------------------------------------
  NETHERLANDS - 7.3%
    1,821  Akzo Nobel                            91,425
    1,402  Equant*                              159,293
    2,595  Fortis                                93,527
    2,950  ING Groep                            178,264


                                                 Value
   Shares                                      (Note 1)

  NETHERLANDS - CONTINUED
    1,684  Koninklijke (Royal)
           Philips Electronics              $   229,193
    1,928  STMicroelectronics                   296,999
    1,580  Verenigde Nederlandse                 83,116
-------------------------------------------------------
                                              1,131,817
-------------------------------------------------------
  PORTUGAL - 1.2%
   16,560  Portugal Telecom                     181,808
      134  PT Multimedia - Servicos de
           Telecomunicaceous e Multimedia
           SGPS*                                  7,629
-------------------------------------------------------
                                                189,437
-------------------------------------------------------
  SOUTH AFRICA - 0.1%
    4,200  Standard Bank Investment Corp.        17,449
-------------------------------------------------------
  SOUTH KOREA - 0.8%
    2,100  Korea Electric Power, ADR             35,175
      700  Korea Telecom, ADR                    52,325
      657  Pohang Iron & Steel                   22,995
       74  Samsung Electronics, 144A, GDR         9,047
-------------------------------------------------------
                                                119,542
-------------------------------------------------------
  SPAIN - 3.2%
   11,070  Banco Santander Central Hispano      125,441
   14,554  Telefonica                           363,881
-------------------------------------------------------
                                                489,322
-------------------------------------------------------
  SWEDEN - 1.4%
    2,486  Ericsson                             160,113
    2,048  Skandia Forsakrings                   61,973
-------------------------------------------------------
                                                222,086
-------------------------------------------------------
  SWITZERLAND - 4.3%
      873  ABB                                  106,828
       88  Novartis                             129,277
       14  Roche Holding                        166,258
      518  Union Bank of Switzerland            139,956
      223  Zurich Allied                        127,228
-------------------------------------------------------
                                                669,547
-------------------------------------------------------
  TAIWAN - 0.6%
    2,164  Taiwan Semiconductor
           Manufacturing, ADR                    97,380
-------------------------------------------------------
TOTAL COMMON STOCKS
(COST $11,645,725)                          $15,242,186
-------------------------------------------------------
INVESTMENT TRUST - 0.2%
  TAIWAN - 0.2%
      190  Morgan Stanley Taiwan OPALS,
           Series B, 144A (b)                    27,509
-------------------------------------------------------
TOTAL INVESTMENT TRUST
(COST $23,708)                              $    27,509
-------------------------------------------------------
PREFERRED STOCKS - 0.8%
  GERMANY - 0.8%
      202  SAP                                  121,780
-------------------------------------------------------
TOTAL PREFERRED STOCKS
(COST $84,148)                              $   121,780
-------------------------------------------------------
WARRANTS - 0.0%
  FRANCE - 0.0%
      390  Banque Nationale de Paris              1,801
-------------------------------------------------------
TOTAL WARRANTS (COST $0)                    $     1,801
-------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

11

  INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS CONTINUED



  Principal                Interest Maturity     Value
   Amount                    Rate     Date     (Note 1)

CORPORATE BONDS - 0.0%
  GREAT BRITAIN - 0.0%
$   1,442  British Aerospace 7.45% 11/30/03 $        23
-------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $32)                                  $        23
-------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 99.2%
(COST $11,753,613) (A)                      $15,393,299
CASH AND OTHER ASSETS
NET OF LIABILITIES -  0.8%                      124,868
-------------------------------------------------------
NET ASSETS - 100.0%                         $15,518,167
-------------------------------------------------------

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $11,837,296, resulting in gross unrealized appreciation and depreciation of $3,925,294 and $369,291, respectively, and net unrealized appreciation of $3,556,003.
(b)  Board valued security
144A - Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, these securities were valued at $44,326, or 0.3% of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
OPALS - Optimised Portfolios As Listed Securities


Industry sector diversification of the International Equity Fund's investments as a percentage of net assets as of December 31, 1999 was as follows:

  Industry                                       Percentage
   Sector                                        Net Assets

Banking                                              12.77%
Communications                                        9.60%
Electronics                                           8.58%
Telephone Systems                                     8.31%
Electrical Equipment                                  7.88%
Insurance                                             5.41%
Heavy Machinery                                       5.14%
Oil & Gas                                             4.81%
Pharmaceuticals                                       4.63%
Retailers                                             4.62%
Commercial Services                                   4.45%
Financial Services                                    3.60%
Chemicals                                             3.35%
Computer Software & Processing                        2.46%
Transportation                                        2.33%
Automotive                                            2.32%
Media - Broadcasting & Publishing                     1.94%
Beverages, Food & Tobacco                             1.63%
Multiple Utilities                                    1.47%
Forest Products & Paper                               0.81%
Entertainment & Leisure                               0.53%
Metals                                                0.43%
Food Retailers                                        0.42%
Textiles, Clothing & Fabrics                          0.39%
Construction                                          0.23%
Electric Utilities                                    0.23%
Aerospace & Defense                                   0.19%
Computers & Information                               0.19%
Miscellaneous                                         0.18%
Real Estate                                           0.15%
Building Materials                                    0.15%
Containers & Packaging                                0.00%
Other assets in excess of liabilities                 0.80%
-----------------------------------------------------------
                                                    100.00%
-----------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

12

  INCOME OPPORTUNITY FUND

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)

TOUCHSTONE INCOME OPPORTUNITY FUND

For the twelve months ended December 31, 1999, the Touchstone Income Opportunity Fund underperformed the index. The Fund's benchmark was the Lehman Brothers Corporate Bond Index, which produced a return of (2.1%). The Income Opportunity Fund had a (3.6%) return in 1999.

Emerging assets, however, closed the year on a very strong note with the JP Morgan Emerging Market Bond Plus Mutual Fund Index returning 5.41% in December, bringing the year-to-date gain to 25.97%. At the end of the year, the emerging market percentage was 40% of the Fund. The manager of the Touchstone Income Opportunity Fund, Alliance Capital Management, moved the emphasis of the portfolio in 1999 from corporate assets to sovereign debt because they believe that sovereign debt will outperform corporate debt due to its greater liquidity. During the second half of the year, Alliance increased the weighting in Russia by about 1.25%, which proved to be positive for the Fund. Russian debt was the outperforming asset for both the month of December and the year, returning 14.84% and 165.70% respectively. The Income Opportunity Fund also continued to hold a large position in Mexico, which was upgraded this year by Moody's to Ba1, one notch below investment grade, and performed well, returning 15.30% for the year.

Alliance reduced the position in emerging market corporates from about 10% to roughly 5.7%. Two defaulted positions, FSW International and NTS Steel, were sold. During the second half of the year, Alliance also elected to sell the position in Paging Network Brazil. The company, located in Brazil, had been negatively impacted by the devaluation of the Brazilian currency and the decreasing demand for paging services due to the popularity of cellular phones.

The high yield market is completing its second straight year of low single-digit returns. The Merrill Lynch High Yield Index returned 1.573% for the year. This is the first occurrence in the history of the high yield market of sub-coupon returns in a non-recessionary economic environment. Alliance believes this poor performance is a function of significant spread widening brought about by reduced liquidity following the global dislocation of 1998 (i.e., Asia, Russia, Brazil) and a persistently rising high yield default rate. According to Moody's, defaults are currently averaging about 6%. During the second half of the year, Alliance began to actively reduce exposure to possible problem/restructuring scenarios when credit fundamentals suggested that it was warranted and market prices repre sented fair value. Alliance elected to sell several assets including Aqua Chem, Eagle Geophysical, Orion Network and TVN Entertainment. These securities were sold due to credit concerns and Alliance's belief that the money could be invested in better performing assets. During the month of December, two other assets posted large price declines due to poor operating performance. These securities include Pen Tab and Republic Technologies. Pen Tab was downgraded in early December to Caa2 by Moody's due to their weaker than expected operating performance and heightened liquidity concerns. There has been little support from the underwriter and the bonds moved down in price from the mid 80s to $25.00.

Another security in the portfolio which posted a price decline was Republic Technologies. The company missed earnings expectations and the bonds rapidly declined in price from the low 90s to its year end price of $65.00.

Alliance has been in contact with both the company and sponsor, and continues to hold the security, believing it will improve.

13

  INCOME OPPORTUNITY FUND


In general for the high yield market, primary activity slowed during 1999 from 1998 levels, although $94.7 billion in new issues came to market. Media and telecommunications continued to be the dominant suppliers of new issuance, accounting for 69.6% ($12.1 billion of $17.4 billion issued) of the supply in the fourth quarter. One big change in the high yield market this year was the lack of demand from mutual funds, which saw redemptions for most of the year. This has left structured products, insurance, pension, and crossover accounts as the major participants in the market, which has in turn led to lower trading volumes and reduced demand for new issuance.



                Touchstone                  Lehman Brothers
                Income                      Corporate                     CDA/Wiesenberger             CDA/Wiesenberger
                Opportunity                 Bond Index                    International                Corporate High Yield
                Fund A                      (Major Index)                 Bond Average - MF            Average - MF

---------------------------------------------------------------------------------------------------------------------------
9/94            9525                        10000                         10000                        10000
12/94           8838                        10043                         9881                         9155
3/95            8357                        10638                         10316                        7945
6/95            9708                        11429                         10650                        9305
9/95            10334                       11699                         11180                        9834
12/95           10888                       12277                         11515                        10643
3/96            11474                       11960                         11811                        11072
6/96            12149                       12014                         12036                        12215
9/96            13125                       12254                         12582                        13736
12/96           13791                       12681                         13030                        14770
3/97            14037                       12553                         13103                        15060
6/97            14953                       13070                         13764                        16479
9/97            15718                       13582                         14483                        17368
12/97           15100                       13978                         14674                        16421
3/98            15843                       14193                         15263                        17217
6/98            15149                       14548                         15304                        15861
9/98            12650                       15077                         14209                        11357
12/98           13089                       15168                         14567                        12685
3/99            13126                       15028                         14926                        13268
6/99            13116                       14790                         14992                        14032
9/99            12915                       14846                         14753                        14069
12/99           13240                       14843                         15085                        15789


Average Annual Total Return

One Year          Five Years            Since
Ended             Ended                 Inception
12/31/99          12/31/99              10/3/94
(3.6%)            7.4%                  5.5%


Cumulative Total Return

Since Inception
10/3/94
32.4%

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.

14

  INCOME OPPORTUNITY FUND

GROWTH OF A $10,000 INVESTMENT - Class C Shares


                Touchstone                  Lehman Brothers
                Income                      Corporate                     CDA/Wiesenberger             CDA/Wiesenberger
                Opportunity                 Bond Index                    International                Corporate High Yield
                Fund A                      (Major Index)                 Bond Average - MF            Average - MF
---------------------------------------------------------------------------------------------------------------------------
1/99            10000                       10000                         10000                        10000
3/99            10022                       9951                          10246                        10460
6/99            9993                        9794                          10292                        11062
9/99            9829                        9831                          10128                        11091
12/99           10049                       9829                          10356                        12447


Average Annual Total Return

One Year          Since
Ended             Inception
12/31/99          1/1/99
0.5%              0.5%


Cumulative Total Return

Since Inception
1/1/99
0.5%

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.

15

  INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
                                      DECEMBER 31, 1999

  Principal              Interest  Maturity      Value
   Amount                  Rate      Date      (Note 1)

CORPORATE BONDS - 60.4%
  AUTOMOTIVE - 5.9%
$250,000   Sonic Automotive,
           Series B         11.00% 08/01/08  $  247,500
 250,000   Tenneco
           Automotive,
           144A            11.625% 10/15/09     255,000
-------------------------------------------------------
                                                502,500
-------------------------------------------------------
  COMMERCIAL SERVICES - 4.0%
 250,000   Building One
           Services         10.50% 05/01/09     240,000
 200,000   Dialog, Series A,
           Yankee Dollar    11.00% 11/15/07      96,000
-------------------------------------------------------
                                                336,000
-------------------------------------------------------
  COMMUNICATIONS - 14.7%
 250,000   Netia Holdings,
           Series B, 144A  13.125% 06/15/09     257,500
 250,000   Nextel
           Communications,
           144A             9.375% 11/15/09     245,000
 250,000   Northeast Optic
           Network          12.75% 08/15/08     267,500
 200,000   Turkcell, 144A   12.75% 08/01/05     207,250
           United Pan-Europe
           Communications,
           144A             11.25% 11/01/09     256,563
-------------------------------------------------------
                                              1,233,813
-------------------------------------------------------
  ENTERTAINMENT & LEISURE - 3.0%
 250,000   Bell Sports,
           Series B         11.00% 08/15/08     250,000
-------------------------------------------------------
  HEALTH CARE PROVIDERS - 3.1%
 250,000   LifePoint Hospitals
           Holdings,
           Series B         10.75% 05/15/09     258,750
-------------------------------------------------------
  HEAVY MACHINERY - 5.7%
 250,000   Generac Portable
           Products         11.25% 07/01/06     255,000
 250,000   Pentacon,
           Series B         12.25% 04/01/09     225,000
-------------------------------------------------------
                                                480,000
-------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED - 0.7%
 250,000   Pen-Tab Industries,
           Series B        10.875% 02/01/07      62,500
-------------------------------------------------------
  MEDICAL SUPPLIES - 3.7%
 300,000   Kelso & Company,
           144A             12.75% 10/01/09     310,500
-------------------------------------------------------
  METALS - 2.0%
 250,000   Republic Technologies
           International,
           144A             13.75% 07/15/09     165,000
-------------------------------------------------------

  Principal              Interest  Maturity      Value
   Amount                  Rate      Date      (Note 1)

  OIL & GAS - 6.1%
$250,000   EOTT Energy
           Partners         11.00% 10/01/09  $  258,750
 250,000   Western Gas
           Resources        10.00% 06/15/09     256,250
-------------------------------------------------------
                                                515,000
-------------------------------------------------------
  TELEPHONE SYSTEMS - 11.5%
  250,000  Exodus
           Communications,
           144A             10.75% 12/15/09     254,375
  200,000  Global Crossing
           Holdings, 144A   9.125% 11/15/06     197,750
 250,000   Metromedia
           Fiber Network    10.00% 12/15/09     256,250
 250,000   Worldwide
           Fiber, 144A      12.00% 08/01/09     257,500
-------------------------------------------------------
                                                965,875
-------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $5,351,893)                            $5,079,938
-------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS - 34.9%
  ARGENTINA - 1.9%
 176,000   Republic of
           Argentina,
           Brady Bond (b)   6.813% 03/31/05 $   159,157
-------------------------------------------------------
  BRAZIL - 5.8%
 300,000   Republic
           of Brazil       11.625% 04/15/04     300,000
 250,000   Republic of Brazil,
           Brady Bond (b)   6.938% 04/15/24     189,688
-------------------------------------------------------
                                                489,688
-------------------------------------------------------
  BULGARIA - 3.3%
 350,000   Government
           of Bulgaria,
           Brady Bond,
           IAB, PDI (b)      6.50% 07/28/11     276,063
-------------------------------------------------------
  COLOMBIA - 2.8%
 250,000   Republic of
           Colombia          9.75% 04/23/09     232,500
-------------------------------------------------------
  MEXICO - 6.2%
 500,000   United Mexican
           States          10.375% 02/17/09     532,498
-------------------------------------------------------
  MOROCCO - 2.7%
 250,000   Kingdom of
           Morocco,
           Series A (b)     6.844% 01/01/09     225,625
-------------------------------------------------------
  PERU - 1.8%
 250,000   Republic of Peru,
           Brady Bond,
           FLIRB (b)         3.75% 03/07/17     154,688
-------------------------------------------------------
  PHILIPPINE ISLANDS - 2.4%
 200,000   Republic of
           Philippines      9.875% 01/15/19     197,750
-------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

16

  INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS CONTINUED



  Principal              Interest  Maturity      Value
   Amount                  Rate      Date      (Note 1)

SOVEREIGN GOVERNMENT OBLIGATIONS - CONTINUED
  RUSSIA - 2.8%
$400,000   Russian Federation,
           Euro-Dollar       8.75% 07/24/05  $  237,000
-------------------------------------------------------
  TURKEY - 3.2%
 250,000   Republic of
           Turkey          12.375% 06/15/09     268,125
-------------------------------------------------------
  VENEZUELA - 2.0%
 250,000   Venezuela         9.25% 09/15/27     165,000
-------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $2,711,508)                            $2,938,094
-------------------------------------------------------

                                                 Value
    Units                                      (Notes 1)

WARRANTS - 0.1%
  COMMUNICATIONS - 0.0%
     400   Paging do Brazil,
           Class B, 144A*                    $        0
-------------------------------------------------------
  NIGERIA - 0.0%
     250   Central Bank of Nigeria*                   0
-------------------------------------------------------
  TELEPHONE SYSTEMS - 0.1%
   3,375   Conecel Holdings*                          0
     200   Primus Telecommunications*             5,000
-------------------------------------------------------
                                                  5,000
-------------------------------------------------------
TOTAL WARRANTS
(COST $0)                                    $    5,000
-------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 95.4%
(COST $8,063,401) (A)                        $8,023,032
CASH AND OTHER ASSETS
NET OF LIABILITIES -  4.6%                      383,116
-------------------------------------------------------
NET ASSETS - 100.0%                          $8,406,148
-------------------------------------------------------


Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $8,072,399, resulting in gross unrealized appreciation and depreciation of $355,986 and $405,353 respectively, and net unrealized depreciation of $49,367.
(b) Interest rate shown reflects current rate on instrument with variable or floating rates.
144A - Security exempt from registration under Rule 144A of Securities Act of
       1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, these securities were valued at $2,406,438, or 28.6% of net assets.
Brady Bond - U.S. dollar denominated bonds of developing countries that were exchanged, in a restructuring, for commercial bank loans in default. The bonds are collateralized by U.S. Treasury zero-coupon bonds to ensure principal.
Euro-Dollar - Bonds issued offshore that pay interest and principal in U.S.
              dollars.
FLIRB - Front-Load Interest Reduction Bonds
IAB - Interest Arrears Bonds
PDI - Past Due Interest Bonds
Yankee Dollar - U.S. dollar denominated bonds issued by non-U.S. companies in the U.S.


The accompanying notes are an integral part of the financial statements.

17

  VALUE PLUS FUND

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)

TOUCHSTONE VALUE PLUS FUND

Fort Washington Investment Advisors, the manager of the Touchstone Value Plus Fund, and a disciplined value manager, uses the S&P/Barra Value Index as their style benchmark. The S&P Barra Value Index had a 12.0% return in 1999, compared to 8.8% for the Value Plus Fund. Fort Washington states that they were in the top-performing quartile of large value equity managers for 1999.

The U.S. stock market finished 1999 with a flourish to record another big year. Despite the protestations of countless naysayers, stocks recorded their fifth straight year of twenty plus percent returns, as measured by the S&P 500 Index. Yet once again this performance was concentrated in a relative handful of large capitalization, mostly technology stocks. The market's "underbelly" is very soft; since April 1998, 70% of the roughly 6,000 U.S. common stocks are down in price. In fact, over one half of the stocks in the S&P 500 Index had a negative absolute return for 1999.

As most of the biggest gains in last year's stock market were in technology stocks, the Touchstone Value Plus Fund, due to its diversification, had returns less than those of the S&P 500 Index. Less than a quarter of the portfolio was invested in computer-related and electronics stocks, so the Fund wasn't as strongly impacted by the tremendous increase in technology stocks.

The best performing sectors in the portfolio for the last quarter were Consumer Staples and Communication Services. Leading the performance in these sectors were Sysco and Frontier Corp (now Global Crossings). Other notable performers in the quarter were Nortel Networks and Amgen. Consumer Cyclicals was the worst performing sector with Stewart Enterprises showing the worst underperformance.


GROWTH OF A $10,000 INVESTMENT - Class A Shares


                Touchstone                  S&P 500                       S&P/Barra                    Wilshire Large
                Value Plus                  Index                         Value Index                  Cap Value
                Fund A                      (Major Index)                 (Minor Index)                (Minor Index)
---------------------------------------------------------------------------------------------------------------------
5/98            9525                        10000                         10000                        10000
6/98            9303                        10227                         9934                         9968
9/98            8134                        9210                          8651                         8853
12/98           9829                        11171                         10159                        10075
3/99            10208                       11571                         10449                        10073
6/99            11001                       12347                         11577                        10862
9/99            10046                       11538                         10509                        9771
12/99           11354                       13216                         11379                        10433


Average Annual Total Return

One Year          Since
Ended             Inception
12/31/99          5/1/98
8.8%              7.9%


Cumulative Total Return

Since Inception
5/1/98
13.5%

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.

18

  VALUE PLUS FUND

GROWTH OF A $10,000 INVESTMENT - Class C Shares

                Touchstone                  S&P 500                       S&P/Barra                    Wilshire Large
                Value Plus                  Index                         Value Index                  Cap Value
                Fund C                      (Major Index)                 (Minor Index)                (Minor Index)
---------------------------------------------------------------------------------------------------------------------
1/99            10000                       10000                         10000                        10000
3/99            10331                       10500                         10282                        9998
6/99            11111                       11240                         11395                        10781
9/99            10127                       10537                         10344                        9698
12/99           11424                       12105                         11201                        10355


Average Annual Total Return

One Year          Since
Ended             Inception
12/31/99          1/1/99
14.2%             14.2%


Cumulative Total Return

Since Inception
1/1/99
14.2%

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.

19

  VALUE PLUS FUND

SCHEDULE OF INVESTMENTS
                                      DECEMBER 31, 1999



                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 96.7%
  ADVERTISING - 2.2%
   12,100  Interpublic Group of
           Companies (The)                  $   698,019
-------------------------------------------------------
  AEROSPACE & DEFENSE - 2.1%
   11,800  Honeywell International              680,713
-------------------------------------------------------
  AUTOMOTIVE - 1.7%
   13,000  Magna International, Class A         550,875
-------------------------------------------------------
  BANKING - 3.2%
   13,706  Bank One                             439,449
    4,000  Chase Manhattan                      310,750
   16,500  North Fork Bancorporation            288,750
-------------------------------------------------------
                                              1,038,949
-------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 3.8%
   15,800  McCormick & Company                  470,050
   21,200  Pepsico                              747,300
-------------------------------------------------------
                                              1,217,350
-------------------------------------------------------
  COMMUNICATIONS - 3.5%
   11,200  Nortel Networks                    1,131,200
-------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 8.5%
   29,500  Ceridian*                            636,094
    9,400  Computer Associates
           International                        657,413
   32,100  Compuware*                         1,195,716
    5,400  First Data                           266,288
-------------------------------------------------------
                                              2,755,511
-------------------------------------------------------
  COMPUTERS & INFORMATION - 9.2%
    6,400  Hewlett-Packard                      729,200
    6,700  International Business Machines      723,600
   10,200  Lexmark International Group,
           Class A*                             923,100
    8,200  Sun Microsystems*                    634,988
-------------------------------------------------------
                                              3,010,888
-------------------------------------------------------
  ELECTRIC UTILITIES - 1.6%
   16,600  CMS Energy                           517,713
-------------------------------------------------------
  ELECTRICAL EQUIPMENT - 0.7%
    6,600  Thomas & Betts                       210,375
-------------------------------------------------------
  ELECTRONICS - 2.1%
    8,200  Intel                                674,963
-------------------------------------------------------
  FINANCIAL SERVICES - 7.1%
   14,550  Citigroup                            808,434
    5,600  Federal Home Loan Mortgage
           Corporation                          263,550
   11,600  Federal National Mortgage
           Association                          724,275
   11,500  SLM Holding                          485,875
-------------------------------------------------------
                                              2,282,134
-------------------------------------------------------
  FOOD RETAILERS - 1.4%
   13,860  Albertson's                          446,985
-------------------------------------------------------




                                                 Value
   Shares                                      (Note 1)

  FOREST PRODUCTS & PAPER - 5.4%
   16,400  Kimberly-Clark                   $ 1,070,100
   15,700  Mead                                 681,969
-------------------------------------------------------
                                              1,752,069
-------------------------------------------------------
  HEALTH CARE PROVIDERS - 1.3%
   26,400  Manor Care*                          422,400
-------------------------------------------------------
  HEAVY MACHINERY - 2.9%
    3,300  Applied Materials*                   418,069
    9,400  Ingersoll-Rand                       517,588
-------------------------------------------------------
                                                935,657
-------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 2.0%
    4,200  General Electric                     649,950
-------------------------------------------------------
  INSURANCE - 4.6%
    5,000  Aetna                                279,063
   18,600  AXA Financial                        630,075
   14,800  Reliastar Financial                  579,975
-------------------------------------------------------
                                              1,489,113
-------------------------------------------------------
  MEDICAL SUPPLIES - 2.2%
    4,500  Baxter International                 282,656
   16,300  Becton Dickinson & Company           436,025
-------------------------------------------------------
                                                718,681
-------------------------------------------------------
  METALS - 1.9%
   24,000  Masco                                609,000
-------------------------------------------------------
  OIL & GAS - 7.8%
   22,800  Conoco, Class A                      564,300
    7,857  Exxon Mobil                          632,980
    7,900  Schlumberger                         444,375
   17,300  Tosco                                470,344
    1,529  Transocean Sedco Forex                51,523
   11,500  Williams Companies (The)             351,469
-------------------------------------------------------
                                              2,514,991
-------------------------------------------------------
  PHARMACEUTICALS - 7.1%
   14,600  Abbott Laboratories                  530,163
   10,600  Amgen*                               636,663
   11,900  Cardinal Health                      569,713
    8,200  Merck                                549,913
-------------------------------------------------------
                                              2,286,452
-------------------------------------------------------
  RETAILERS - 3.1%
    8,500  Federated Department Stores*         429,781
   51,000  Office Depot*                        557,813
-------------------------------------------------------
                                                987,594
-------------------------------------------------------
  TELEPHONE SYSTEMS - 10.2%
    9,600  Alltel                               793,800
    9,100  Bell Atlantic                        560,219
   13,810  Global Crossing*                     690,500
   10,800  MCI WorldCom*                        573,075
   14,900  SBC Communications                   726,375
-------------------------------------------------------
                                              3,343,969
-------------------------------------------------------



The accompanying notes are an integral part of the financial statements.

20

  VALUE PLUS FUND


SCHEDULE OF INVESTMENTS CONTINUED



                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - CONTINUED
  TRANSPORTATION - 1.1%
    3,700  US Freightways                   $   177,138
   13,700  Wisconsin Central Transport*         184,094
-------------------------------------------------------
                                                361,232
-------------------------------------------------------
TOTAL COMMON STOCKS
(COST $27,959,720)                          $31,286,783
-------------------------------------------------------


                                                 Value
                                               (Note 1)

TOTAL INVESTMENTS AT VALUE - 96.7%
(COST $27,959,720) (A)                      $31,286,783
CASH AND OTHER ASSETS
NET OF LIABILITIES - 3.3%                     1,069,218
-------------------------------------------------------
NET ASSETS - 100.0%                         $32,356,001
-------------------------------------------------------

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $27,966,854 resulting in gross unrealized appreciation and depreciation of $6,266,546 and $2,946,617, respectively, and net unrealized appreciation of $3,319,929.


The accompanying notes are an integral part of the financial statements.

21

  GROWTH & INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)

TOUCHSTONE GROWTH & INCOME FUND

The S&P 500 Index, the benchmark for the Growth & Income Fund, posted an unprecedented fifth consecutive year of 20+% returns in 1999 to end a phenomenal decade of U.S. equity market performance. 1999 was similar to 1998 in that the overall market exceeded even the most optimistic predictions, a narrow group of technology and growth stocks dominated market index returns, and the dispersion of returns between growth and value styles has never been greater. The Growth & Income Fund posted a (3.3)% return for 1999, compared to 21.1% for the S&P 500 Index.

Despite three interest rate hikes by the Federal Reserve and record valuations among technology stocks, the broad market posted solid returns in the first half of the year, declined sharply in the third quarter and fully recovered by year end to reach new highs. However, only a narrow group of stocks in the broad market index participated in this record setting performance.

For the second consecutive year, growth managers fully participated in this narrow market, while value managers generally remained on the sidelines. The dominance of technology and the underperformance of the finance sector led to the largest ever performance dispersion between the large cap style indices as measured by the Russell 1000 Value Index (+7.4%) and the Russell 1000 Growth Index (+33.2%). For the year, only 31% of the stocks in the S&P 500 outperformed the index and 50% of the stocks had negative returns. The Russell 1000 Value Index had similarly poor breadth, with only 35% of its stocks outperforming the index, and 50% of its stocks declining. The majority of active large cap value managers underperformed the value benchmark.

The manager of the Touchstone Growth & Income Fund, Scudder Kemper Investments, observed that the Fund's performance relative to the benchmark and their peer group suffered in the second half of the year. A number of portfolio holdings declined sharply after posting negative revenue or earnings surprises. The market, which typically is more forgiving of disappointments among low price/earnings stocks, punished these underperformers nonetheless. A handful of stocks including Xerox, Lockheed Martin, American Home Products, and First Union were the most significant detractors from performance for the fourth quarter and full year.

The most significant positive contributors to fourth quarter performance were telecommunications and telecommunications equipment holdings, led by Corning (the portfolio's largest position), which rallied 80% on continuing positive news coming out of its fiber and photonics businesses. Global Crossing rose 83% following its successful closure of the Frontier acquisition. Sprint received a takeover bid from Worldcom and leapt 27% in the quarter. In the cyclical arena, the portfolio benefited from its holdings in Georgia Pacific and Weyerhaeuser, which both rallied 23% on news of a tight supply/demand balance in pulp and container board. American Airlines (+21%) was the best performing of the major airlines during the quarter, announcing the spin-off of Sabre Group earlier than expected. In the technology sector, Philips Electronics posted a 30% gain, as it benefited from the tight capacity in semiconductor contract manufacturing (through its ownership of Taiwan Semiconductor). In the financial sector, the Fund was rewarded by evidence of the turn in the property and casualty insurance cycle, as Marsh & McLennan (+38%) and St. Paul (+22%) contributed most significantly. Morgan Stanley Dean Witter (+58%) and Lehman Brothers (+45%) also added value, as they both posted positive surprises on the heels of strong investment banking results.

22

  GROWTH & INCOME FUND


As a disciplined value investor, Scudder will adhere to the value process that they have historically followed. They believe that the portfolio is positioned to ensure participation when the style shift occurs.



GROWTH OF A $10,000 INVESTMENT - Class A Shares

                           Touchstone
                           Growth &                           S&P 500                          CDA/Wiesenberger
                           Income                             Index                            Growth &
                           Fund A                             (Major Index)                    Income - MF

--------------------------------------------------------------------------------------------------------------
9/94                       9425                               10000                            10000
12/94                      9444                               9998                             9837
3/95                       10406                              10972                            10594
6/95                       11160                              12019                            11428
9/95                       12049                              12974                            12248
12/95                      12763                              13756                            12823
3/96                       13676                              14494                            13525
6/96                       14114                              15144                            13969
9/96                       14419                              15612                            14370
12/96                      14927                              16914                            15415
3/97                       14278                              17367                            15583
6/97                       15959                              20399                            17768
9/97                       17460                              21927                            19305
12/97                      18016                              22557                            19484
3/98                       20253                              25703                            21658
6/98                       19780                              26552                            21739
9/98                       17264                              23911                            19232
12/98                      19253                              29002                            22466
3/99                       19355                              30452                            22839
6/99                       21497                              32598                            24815
9/99                       19011                              30561                            22992
12/99                      19740                              35108                            25305


Average Annual Total Return

One Year          Five Years            Since
Ended             Ended                 Inception
12/31/99          12/31/99              10/3/94
(3.3%)            14.5%                 13.8%


Cumulative Total Return

Since Inception
10/3/94
97.4%

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.

23

  GROWTH & INCOME FUND


GROWTH OF A $10,000 INVESTMENT - Class C Shares

                   Touchstone
                   Growth &             S&P 500                CDA/Wiesenberger
                   Income               Index                  Growth &
                   Fund C               (Major Index)          Income - MF

------------------------------------------------------------------------------
1/99               10000                10000                  10000
3/99               10038                10500                  10166
6/99               11134                11240                  11045
9/99               9820                 10537                  10234
12/99              10180                12105                  11264


Average Annual Total Return

One Year          Since
Ended             Inception
12/31/99          1/1/99
1.8%              1.8%


Cumulative Total Return

Since Inception
1/1/99
1.8%

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.




GROWTH OF A $10,000 INVESTMENT - Class Y Shares

                Touchstone
                Growth &               S&P 500                 CDA/Wiesenberger
                Income                 Index                   Growth &
                Fund Y                 (Major Index)           Income - MF

-------------------------------------------------------------------------------

1/99            10000                  10000                   10000
3/99            10058                  10500                   10166
6/99            11185                  11240                   11045
9/99            9892                   10537                   10234
12/99           10271                  12105                   11264


Average Annual Total Return

One Year          Since
Ended             Inception
12/31/99          1/1/99
2.7%              2.7%


Cumulative Total Return

Since Inception
1/1/99
2.7%

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.

24

  GROWTH & INCOME FUND


SCHEDULE OF INVESTMENTS
                                       DECEMBER 31, 1999

                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 98.0%
  AEROSPACE & DEFENSE - 2.8%
  17,600   Lockheed Martin                  $   385,000
   5,500   Northrop Grumman                     297,344
   7,200   Rockwell International               344,700
-------------------------------------------------------
                                              1,027,044
-------------------------------------------------------
  AIRLINES - 0.6%
   3,400   AMR*                                 227,800
-------------------------------------------------------
  AUTOMOTIVE - 1.9%
   7,200   Ford Motor                           384,750
   8,500   Meritor Automotive                   164,688
   3,500   Paccar                               155,094
-------------------------------------------------------
                                                704,532
-------------------------------------------------------
  BANKING - 8.7%
  12,000   Bank of America                      602,250
   9,500   Chase Manhattan                      738,031
   8,962   First Union                          294,066
  14,700   FleetBoston Financial                511,744
  13,500   PNC Bank                             600,750
  17,300   US Bancorp                           411,956
-------------------------------------------------------
                                              3,158,797
-------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 3.5%
   8,500   Heinz (H. J.)                        338,406
  19,500   Pepsico                              687,375
  10,500   Philip Morris                        243,469
-------------------------------------------------------
                                              1,269,250
-------------------------------------------------------
  CHEMICALS - 1.3%
   5,900   Air Products & Chemicals             198,019
       1   Du Pont (E.I.) De Nemours                 66
  21,500   Lyondell Petro Chemical              274,125
-------------------------------------------------------
                                                472,210
-------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 3.4%
   8,900   Cadence Design Systems*              213,600
  14,600   Computer Associates
           International                      1,021,088
-------------------------------------------------------
                                              1,234,688
-------------------------------------------------------
  COSMETICS & PERSONAL CARE - 1.2%
   6,400   Colgate-Palmolive                    416,000
-------------------------------------------------------
  ELECTRIC UTILITIES - 2.8%
   5,600   Cinergy                              135,100
  10,672   ScottishPower, ADR                   298,816
  17,000   Unicom                               569,500
-------------------------------------------------------
                                              1,003,416
-------------------------------------------------------
  ELECTRICAL EQUIPMENT - 0.9%
   5,700   Emerson Electric                     327,038
-------------------------------------------------------
  ELECTRONICS - 2.5%
   6,700   Koninklijke (Royal) Philips
           Electronics (NY Reg.)                904,500
-------------------------------------------------------
  FINANCIAL SERVICES - 9.6%
  17,600   Citigroup                            977,900
  10,400   Federal National Mortgage
           Association                          649,350
   3,000   J.P. Morgan                          379,875
   6,100   Lehman Brothers Holdings             516,594
   4,000   Morgan Stanley Dean Witter           571,000
   8,500   SLM Holding                          359,125
-------------------------------------------------------
                                              3,453,844
-------------------------------------------------------




                                                 Value
   Shares                                      (Note 1)

  FOOD RETAILERS - 0.7%
   7,963   Albertson's                      $   256,807
-------------------------------------------------------
  FOREST PRODUCTS & PAPER - 2.1%
   4,900   Georgia-Pacific                      248,675
   7,100   Weyerhaeuser                         509,869
-------------------------------------------------------
                                                758,544
-------------------------------------------------------
  HEAVY MACHINERY - 1.7%
  11,700   Parker Hannifin                      600,356
-------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.7%
   3,900   General Electric                     603,525
-------------------------------------------------------
  HOUSEHOLD PRODUCTS - 5.5%
  15,300   Corning                            1,972,744
-------------------------------------------------------
  INSURANCE - 7.9%
  19,800   Allstate Corporation (The)           475,200
  18,200   Lincoln National                     728,000
   5,800   Marsh & McLennan Companies           554,988
  15,600   St. Paul Companies (The)             525,525
  10,870   XL Capital, Class A                  563,881
-------------------------------------------------------
                                              2,847,594
-------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 1.6%
   9,500   McGraw-Hill Companies (The)          585,438
-------------------------------------------------------
  METALS - 0.8%
   9,050   Allegheny Technologies               203,059
  10,200   Oregon Steel Mills                    80,963
-------------------------------------------------------
                                                284,022
-------------------------------------------------------
  OIL & GAS - 11.4%
   9,700   Burlington Resources                 320,706
  12,300   Conoco, Class A                      304,425
  11,546   Conoco, Class B                      287,207
  18,240   Exxon Mobil                        1,469,453
   7,000   Royal Dutch Petroleum                423,063
   9,600   Texaco                               521,400
   8,233   Total Fina S.A., ADR                 570,135
   7,600   Williams Companies (The)             232,275
-------------------------------------------------------
                                              4,128,664
-------------------------------------------------------
  PHARMACEUTICALS - 3.8%
  17,400   American Home Products               686,213
   5,300   Bristol-Myers Squibb                 340,194
   6,400   Glaxo Wellcome, ADR                  357,600
-------------------------------------------------------
                                              1,384,007
-------------------------------------------------------
  RETAILERS - 1.2%
   6,000   Dayton Hudson                        440,625
-------------------------------------------------------
  TELEPHONE SYSTEMS - 17.6%
   8,100   Alltel                               669,769
  16,300   AT&T                                 827,225
  20,900   Bell Atlantic                      1,286,656
  22,600   BellSouth                          1,057,963
   6,540   Global Crossing*                     327,000
   7,600   GTE                                  536,275
  21,332   SBC Communications                 1,039,935
   8,700   Sprint                               585,619
-------------------------------------------------------
                                              6,330,442
-------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

25

  GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS CONTINUED



                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - CONTINUED
  TRANSPORTATION - 2.8%
   11,200  Canadian National Railway        $   294,700
   16,500  CSX                                  517,688
    9,000  Norfolk Southern                     184,500
-------------------------------------------------------
                                                996,888
-------------------------------------------------------
TOTAL COMMON STOCKS
(COST $35,518,105)                          $35,388,775
-------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.5%
  CHEMICALS - 0.5%
    5,900  Monsanto, ACES                   $   195,438
-------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $266,258)                             $   195,438
-------------------------------------------------------




                                                 Value
                                               (Note 1)

TOTAL INVESTMENTS AT VALUE - 98.5%
(COST $35,784,363) (A)                      $35,584,213
CASH AND OTHER ASSETS
NET OF LIABILITIES - 1.5%                       546,605
-------------------------------------------------------
NET ASSETS - 100.0%                         $36,130,818
-------------------------------------------------------

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $35,785,695 resulting in gross unrealized appreciation and depreciation of $4,489,147 and $4,690,629, respectively, and net unrealized depreciation of $201,482.
ACES - Adjustable Conversion-Rate Equity Security
ADR - American Depository Receipt


The accompanying notes are an integral part of the financial statements.

26

  BALANCED FUND

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)

TOUCHSTONE BALANCED FUND
The U.S. stock market continued its strong performance in 1999, completing five consecutive years of sharply rising prices. Meanwhile, it was a rough year for bonds and, by some measures, it was the worst year ever. At year end, bonds and fixed income securities represented 40% of the Balanced Fund's assets. The Touchstone Balanced Fund had a return of 3.3% for 1999. Its benchmark, the Lehman Brothers Aggregate Index, had a return of (0.8)%.

The U.S. economy remains strong and there are indications of excessive optimism in the stock market. The three rate increases implemented by the Federal Reserve since June of 1999 have been taken in stride, and even welcomed, by the stock market. The stock market was characterized throughout 1999 -- and especially in the fourth quarter -- by two extremely contradictory trends: the rapid escalation of many technology stocks and only modest gains or even price declines for stocks across most other industry sectors. Many technology stocks did not generate any earnings, yet increased dramatically, driven by the prospect of continued rapid growth for e-commerce and the Internet. On the other hand, many "bricks and mortar" stocks with solid earnings and favorable business prospects declined in price.

The manager of the Touchstone Balanced Fund, OpCap Advisors, observed that as technology stocks soared, many non-tech issues were left behind. A full one-third of NYSE stocks declined 20% or more in 1999. Even stocks of traditional companies with excellent competitive positions and strong earnings growth tended to fare poorly in this technology-focused market environment. Performance disparities among industry sectors and types of stocks are hardly new. Nonetheless, few such disparities have been as dramatic as that which occurred during 1999 between the technology stocks and the rest of the market.

OpCap remained focused on generating excellent long-term results with below-market risk by investing in companies with superior fundamentals and inexpensive valuations.

Among the Fund's equity holdings, Oak Industries, a leading manufacturer of cable TV and telecommunications infrastructure products, was a top contributor to performance. In November, Corning agreed to acquire Oak for approximately $75 per share, a 51% premium to market, confirming OpCap's assessment of the inherent worth of Oak's valuable franchises. Another major contributor to performance was Molex, the second largest electronics connector manufacturer in the world. The company's stock appreciated significantly during the last few months of the year, reflecting the recovery of Asian markets and the company's strong position in cell phone components. Emmis, a major broadcasting company focused on large media markets, continues to be rewarded by the market for strong performance in radio and television.

The five largest equity holdings at December 31, 1999 were AMFM, a broadcasting company, representing 2.9% of the Fund's net assets; Computer Associates, a developer of software products, 2.0%; Federal Home Loan Mortgage Corp., 1.7% of the Fund's net assets; Minnesota Mining & Manufacturing (3M), a diversified manufacturer, 1.5% of net assets and Citigroup, a diversified financial services company, 1.4% of net assets.

In addition to its holdings of common stocks, bonds and fixed income securities, the Fund was invested in cash and cash equivalents. The fixed income portion of the portfolio lagged along with the bond market at large.

27

  BALANCED FUND

GROWTH OF A $10,000 INVESTMENT - Class A Shares

                                                  Lehman                    Blend 60%                  CDA/Wiesenberger
           Touchstone         S&P                 Brothers                  S&P 500, 40%               Balanced
           Balanced           500                 Aggregate Index           Lehman Brothers            Domestic
           Fund A             Index               (Major Index)             Aggregate                  Average - MF
-----------------------------------------------------------------------------------------------------------------------
9/94       9425               10000               10000                     10000                      10000
12/94      9453               9998                10038                     9973                       9893
3/95       9965               10972               10544                     10713                      10501
6/95       10922              12019               11187                     11539                      11245
9/95       11582              12974               11406                     12113                      11849
12/95      11654              13756               11892                     12734                      12337
3/96       12065              14494               11681                     13006                      12656
6/96       12209              15144               11748                     13339                      12954
9/96       12606              15612               11965                     13644                      13300
12/96      13618              16914               12324                     14446                      13973
3/97       13575              17367               12256                     14611                      13964
6/97       15028              20399               12707                     16290                      15380
9/97       15929              21927               13131                     17203                      16397
12/97      16240              22557               13514                     17666                      16572
3/98       17364              25703               13723                     19198                      17828
6/98       17443              26552               14045                     19717                      18014
9/98       15631              23911               14638                     18852                      16835
12/98      16885              29002               14687                     21182                      18708
3/99       16968              30452               14613                     21729                      18858
6/99       18090              32598               14484                     22525                      19704
9/99       17225              30561               14583                     21693                      18840
12/99      18508              35108               14565                     23543                      20267


Average Annual Total Return

One Year          Five Years            Since
Ended             Ended                 Inception
12/31/99          12/31/99              10/3/94
3.3%              13.0%                 12.5%

Cumulative Total Return

Since Inception
10/3/94
85.1%

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.


GROWTH OF A $10,000 INVESTMENT - Class C Shares

                                                  Lehman                    Blend 60%                  CDA/Wiesenberger
           Touchstone         S&P                 Brothers                  S&P 500, 40%               Balanced
           Balanced           500                 Aggregate Index           Lehman Brothers            Domestic
           Fund C             Index               (Major Index)             Aggregate                  Average - MF
-----------------------------------------------------------------------------------------------------------------------
1/99       10000              10000               10000                     10000                      10000
3/99       10032              10500               9949                      10258                      10081
6/99       10673              11240               9861                      10634                      10533
9/99       10145              10537               9929                      10241                      10071
12/99      10878              12105               9917                      11115                      10834

Average Annual Total Return

One Year          Since
Ended             Inception
12/31/99          1/1/99
8.8%              8.8%

Cumulative Total Return

Since Inception
1/1/99
8.8%

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.

28

  BALANCED FUND


SCHEDULE OF INVESTMENTS


DECEMBER 31, 1999



                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 54.1%
  ADVERTISING - 2.2%
      700  Lamar Advertising*               $    42,394
      900  WPP Group                             74,813
      600  Young & Rubicam                       42,450
-------------------------------------------------------
                                                159,657
-------------------------------------------------------
  AEROSPACE & DEFENSE - 0.9%
    1,500  Boeing                                62,344
-------------------------------------------------------
  AIRLINES - 1.2%
    1,300  AMR*                                  87,100
-------------------------------------------------------
  BANKING - 4.0%
      600  Chase Manhattan                       46,613
    2,221  FleetBoston Financial                 77,319
    1,800  Household International               67,050
    2,500  Wells Fargo                          101,094
-------------------------------------------------------
                                                292,076
-------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 2.2%
    2,255  Diageo, ADR                           72,160
    2,200  McDonald's                            88,688
-------------------------------------------------------
                                                160,848
-------------------------------------------------------
  BUILDING MATERIALS - 0.1%
    1,422  Huttig Building Products*              7,022
-------------------------------------------------------
  CHEMICALS - 2.0%
    1,500  Du Pont (E.I.) De Nemours             98,813
    1,200  Monsanto                              42,750
-------------------------------------------------------
                                                141,563
-------------------------------------------------------
  COMMERCIAL SERVICES - 1.6%
    1,450  PerkinElmer                           60,447
    3,300  Waste Management                      56,719
-------------------------------------------------------
                                                117,166
-------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 2.0%
    2,050  Computer Associates International    143,372
-------------------------------------------------------
  COMPUTERS & INFORMATION - 0.9%
    2,400  Compaq Computer                       64,950
-------------------------------------------------------
  CONTAINERS & PACKAGING - 0.4%
    2,000  American National Can Group           26,000
-------------------------------------------------------
  COSMETICS & PERSONAL CARE - 0.7%
    1,600  Avon Products                         52,800
-------------------------------------------------------
  ELECTRICAL EQUIPMENT - 1.2%
    1,500  Emerson Electric                      86,063
-------------------------------------------------------
  ELECTRONICS - 2.2%
    2,000  Arrow Electronics*                    50,750
      900  Avnet                                 54,450
      900  Molex                                 51,019
-------------------------------------------------------
                                                156,219
-------------------------------------------------------
  FINANCIAL SERVICES - 3.5%
    1,875  Citigroup                            104,180
    1,100  Countrywide Credit                    27,775
    2,600  Federal Home Loan
           Mortgage Corporation                 122,363
-------------------------------------------------------
                                                254,318
-------------------------------------------------------
  FOOD RETAILERS - 1.2%
    4,700  Kroger Company (The)*                 88,713
-------------------------------------------------------


                                                 Value
   Shares                                      (Note 1)

  HEAVY MACHINERY - 4.5%
    1,800  Applied Power, Class A           $    66,150
    1,750  Caterpillar                           82,359
    1,500  Dover                                 68,063
    1,600  Parker Hannifin                       82,100
      600  W.W. Grainger                         28,688
-------------------------------------------------------
                                                327,360
-------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED - 2.4%
    1,900  Carlisle Companies                    68,400
    1,100  Minnesota Mining &
           Manufacturing (3M)                   107,663
-------------------------------------------------------
                                                176,063
-------------------------------------------------------
  INSURANCE - 3.7%
    1,200  AFLAC                                 56,625
    1,557  Conseco                               27,831
    1,800  Everest Reinsurance Holdings          40,163
    1,000  PartnerRe                             32,438
    1,500  Protective Life                       47,719
    1,200  XL Capital, Class A                   62,250
-------------------------------------------------------
                                                267,026
-------------------------------------------------------
  LODGING - 1.0%
   35,400  Homestead Village*                    75,217
-------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 4.0%
    2,700  AMFM*                                211,275
      600  Emmis Communications, Class A*        74,784
-------------------------------------------------------
                                                286,059
-------------------------------------------------------
  METALS - 1.8%
      800  Alcoa                                 66,400
    3,200  Crane                                 63,600
-------------------------------------------------------
                                                130,000
-------------------------------------------------------
  OIL & GAS - 0.8%
    1,700  Anadarko Petroleum                    58,013
-------------------------------------------------------
  PHARMACEUTICALS - 2.2%
    1,700  American Home Products                67,044
    1,250  Teva Pharmaceutical Industries, ADR   89,609
-------------------------------------------------------
                                                156,653
-------------------------------------------------------
  REAL ESTATE - 1.0%
    3,600  Prologis Trust, REIT                  69,300
-------------------------------------------------------
  RESTAURANTS - 0.4%
    2,000  Bob Evans Farms                       30,875
-------------------------------------------------------
  RETAILERS - 1.1%
    1,100  CVS                                   43,931
    1,100  May Department Stores                 35,475
-------------------------------------------------------
                                                 79,406
-------------------------------------------------------
  TELEPHONE SYSTEMS - 3.0%
      800  Bell Atlantic                         49,250
    1,425  MCI WorldCom*                         75,614
    1,350  Sprint                                90,872
-------------------------------------------------------
                                                215,736
-------------------------------------------------------
  TRANSPORTATION - 1.9%
    2,200  Air Express International             71,088
    1,250  Sabre Group Holdings*                 64,063
-------------------------------------------------------
                                                135,151
-------------------------------------------------------
TOTAL COMMON STOCKS
(COST $3,808,179)                           $ 3,907,070
-------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

29

  BALANCED FUND

SCHEDULE OF INVESTMENTS CONTINUED



                                                 Value
   Shares                                      (Note 1)

PREFERRED STOCKS - 0.9%
  ENTERTAINMENT & LEISURE - 0.9%
    2,000  News Corporation Limited
           (The), ADR                         $  66,875
-------------------------------------------------------
TOTAL PREFERRED STOCKS
(COST $50,643)                                $  66,875
-------------------------------------------------------


  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

ASSET-BACKED SECURITIES - 0.1%
  FINANCIAL SERVICES - 0.1%
$   4,111  Merrill Lynch
           Mortgage Investors,
           Series 1991-I,
           Class A           7.65% 01/15/12    $  4,113
-------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $4,211)                                  $  4,113
-------------------------------------------------------
CORPORATE BONDS - 20.4%
  BANKING - 4.7%
  150,000  Associates
           Corporation of
           North America     5.75% 11/01/03     142,819
  100,000  BB&T              7.25% 06/15/07      96,789
  100,000  Chase Manhattan   7.25% 06/01/07      98,043
      308  Nykredit          6.00% 10/01/26          39
-------------------------------------------------------
                                                337,690
-------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 0.8%
   60,000  Coca-Cola Femsa   8.95% 11/01/06      60,150
-------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 1.3%
  100,000  Computer Associates
           International    6.375% 04/15/05      93,036
-------------------------------------------------------
  ELECTRIC UTILITIES - 5.8%
   95,000  Financiera
           Energy           9.375% 06/15/06      80,257
  200,000  Tennessee Valley
           Authority         5.00% 12/18/03     187,556
  150,000  Wisconsin Electric
           Power            6.625% 12/01/02     148,686
-------------------------------------------------------
                                                416,499
-------------------------------------------------------
  FINANCIAL SERVICES - 4.4%
  150,000  AT&T Capital      7.50% 11/15/00     150,734
  100,000  GMAC             7.125% 05/01/01     100,177
   69,000  Paine Webber
           Group             7.00% 03/01/00      69,049
-------------------------------------------------------
                                                319,960
-------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 1.3%
  100,000  CSC Holdings     7.625% 07/15/18      93,000
-------------------------------------------------------
  METALS - 1.4%
  100,000  AK Steel         9.125% 12/15/06     101,750
-------------------------------------------------------
  OIL & GAS - 0.7%
   50,000  Petroleos
           Mexicanos         8.85% 09/15/07      47,875
-------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $1,540,369)                           $ 1,469,960
-------------------------------------------------------


  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

MORTGAGE-BACKED SECURITIES - 9.1%
$  20,000  Federal Home
           Loan Mortgage
           Corporation       6.00% 03/15/08  $   19,668
   45,000  Federal National
           Mortgage
           Association       6.15% 10/25/07      44,375
  150,000  Federal National
           Mortgage
           Association       6.00% 05/15/08     140,193
  100,000  Federal National
           Mortgage
           Association       6.50% 04/29/09      93,694
  139,159  Federal National
           Mortgage
           Association       6.00% 01/01/14     132,099
   75,277  Federal National
           Mortgage
           Association       6.50% 07/18/28      70,016
   40,000  General Electric
           Capital Mortgage
           Services, Series
           1993-14, Class A7 6.50% 11/25/23      34,928
   44,500  General Electric
           Capital Mortgage
           Services, Series
           1994-10,
           Class A10         6.50% 03/25/24      42,329
   40,000  Merrill Lynch
           Mortgage Investors,
           Series 1995-C3,
           Class A3         7.089% 12/26/25      39,333
   50,000  Prudential Home
           Mortgage Securities,
           Series 1994-17,
           Class A6          6.25% 04/25/24      41,609
-------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $697,092)                               $ 658,244
-------------------------------------------------------
MUNICIPAL BONDS - 1.9%
  HOUSING - 1.4%
   40,000  Baltimore Community
           Development
           Financing         8.20% 08/15/07  $   41,504
    4,092  Denver Colorado
           City & County
           Single Family     7.25% 12/01/10       3,949
   30,000  New York State
           Housing Finance
           Agency Service    7.50% 09/15/03      30,197
   25,000  Ohio Housing
           Financial Agency  7.90% 10/01/14      25,526
-------------------------------------------------------
                                                101,176
-------------------------------------------------------
  TRANSPORTATION - 0.5%
   30,000  Oklahoma City
           Airport           9.40% 11/01/10      32,908
-------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $130,110)                              $  134,084
-------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

30

  BALANCED FUND

SCHEDULE OF INVESTMENTS CONTINUED



  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

SOVEREIGN GOVERNMENT OBLIGATIONS - 2.8%
  SOUTH AFRICA - 1.7%
ZAR    774,000  Republic
                of South
                Africa      13.00% 08/31/10  $  120,954
-------------------------------------------------------
  UNITED KINGDOM - 1.1%
GBP     37,000  United
                Kingdom
                Treasury     8.00% 12/07/15      79,789
-------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT
OBLIGATIONS (COST $220,336)                  $  200,743
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 4.1%
  180,000  U.S. Treasury
           Note             5.875% 02/15/04  $  177,019
   65,000  U.S. Treasury
           Bond              6.25% 04/30/01      65,061
   50,000  U.S. Treasury
           Bond              7.25% 08/15/22      52,719
-------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $303,273)                              $  294,799
-------------------------------------------------------


                                                 Value
                                               (Note 1)

TOTAL INVESTMENTS AT VALUE - 93.4%
(COST $6,754,213) (A)                       $ 6,735,888
CASH AND OTHER ASSETS
NET OF LIABILITIES - 6.6%                       473,725
-------------------------------------------------------
NET ASSETS - 100.0%                         $ 7,209,613
-------------------------------------------------------
Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $6,757,066 resulting in gross unrealized appreciation and depreciation of $679,190 and $700,368, respectively, and net unrealized depreciation of $21,178.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
GBP - Great Britain Pound
ZAR - South African Rand


The accompanying notes are an integral part of the financial statements.

31

  BOND FUND

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)

TOUCHSTONE BOND FUND

The bond market ended its final quarter of the century on a down note, generating a negative return in December and locking in an equally poor return for the quarter. The Federal Reserve induced sell-off continued and produced only the second negative total return for bonds in a year since 1975. There are few places to hide in the fixed income market when the Federal Reserve begins to tighten the money supply. The benchmark for the Bond Fund, the Lehman Brothers Aggregate Index, had a (0.8%) return in 1999. The Bond Fund return for the same period was (6.4%).

This environment wasn't conducive to an outstanding bond portfolio performance. While the Touchstone Bond Fund is structured to produce above market income as a defensive measure, lower prices have offset this tactic causing returns to closely track the index. Performance for the Fund gross of fees for the fourth quarter and the year were -0.21% and -0.97% versus -0.12% and -0.83% for the Lehman Brothers Aggregate Index.

Fixed income has not been the investment asset of choice for the past several years when compared to the stellar returns in the equity market. The manager of the Touchstone Bond Fund, Fort Washington Investment Advisors, believes that there could continue to be rough sledding in the bond market.


GROWTH OF A $10,000 INVESTMENT - Class A Shares

              Touchstone             Lehman Brothers       CDA/Wiesenberger
              Bond                   Aggregate Index       Corporate-Investment
              Fund A                 (Major Index)         Grade - MF
-------------------------------------------------------------------------------
9/94          9525                   10000                 10000
12/94         9551                   10038                 9985
3/95          10046                  10544                 10418
6/95          10571                  11187                 11104
9/95          10742                  11406                 11331
12/95         11172                  11892                 11867
3/96          10937                  11681                 11588
6/96          10982                  11748                 11629
9/96          11175                  11965                 11842
12/96         11490                  12324                 12223
3/97          11450                  12256                 12134
6/97          11818                  12707                 12571
9/97          12197                  13131                 12999
12/97         12329                  13514                 13302
3/98          12583                  13723                 13491
6/98          12853                  14045                 13788
9/98          13202                  14638                 14188
12/98         13384                  14687                 14257
3/99          13287                  14613                 14171
6/99          13162                  14484                 13976
9/99          13203                  14583                 14040
12/99         13160                  14565                 14015


Average Annual Total Return

One Year          Five Years            Since
Ended             Ended                 Inception
12/31/99          12/31/99              10/3/94
(6.4%)            5.6%                  5.4%


Cumulative Total Return

Since Inception
10/3/94
31.6%

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.

32

  BOND FUND


GROWTH OF A $10,000 INVESTMENT - Class C Shares

              Touchstone         Lehman Brothers            CDA/Wiesenberger
              Bond               Aggregate Index            Corporate-Investment
              Fund C             (Major Index)              Grade - MF
--------------------------------------------------------------------------------
1/99          10000              10000                      10000
3/99          9910               9949                       9940
6/99          9799               9861                       9803
9/99          9810               9929                       9847
12/99         9759               9917                       9830


Average Annual Total Return

One Year          Since
Ended             Inception
12/31/99          1/1/99
(2.4%)            (2.4%)


Cumulative Total Return

Since Inception
1/1/99
(2.4%)

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.


GROWTH OF A $10,000 INVESTMENT - Class Y Shares

              Touchstone           Lehman Brothers          CDA/Wiesenberger
              Bond                 Aggregate Index          Corporate-Investment
              Fund Y               (Major Index)            Grade - MF
--------------------------------------------------------------------------------
1/99          10000                10000                    10000
3/99          9935                 9949                     9940
6/99          9848                 9861                     9803
9/99          9889                 9929                     9847
12/99         9856                 9917                     9830


Average Annual Total Return

One Year          Since
Ended             Inception
12/31/99          1/1/99
(1.4%)            (1.4%)


Cumulative Total Return

Since Inception
1/1/99
(1.4%)

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.

33

  BOND FUND


SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999


  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

AGENCY FOR INTERNATIONAL DEVELOPMENT BONDS - 3.4%
  CENTRAL AMERICA - 2.1%
$ 120,000  Central America
           International
           Development,
           Series F+        10.00% 12/01/11  $  132,586
  120,000  Central America
           International
           Development,
           Series G+        10.00% 12/01/11     132,586
  120,000  Central America
           International
           Development,
           Series H+        10.00% 12/01/11     132,586
-------------------------------------------------------
                                                397,758
-------------------------------------------------------
  HONDURAS - 1.3%
  100,000  Republic of Honduras
           International
           Development,
           Series C+        13.00% 06/01/06     118,494
  100,000  Republic of Honduras
           International
           Development,
           Series D+        13.00% 06/01/11     133,383
-------------------------------------------------------
                                                251,877
-------------------------------------------------------
TOTAL AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS (COST $681,852)            $  649,635
-------------------------------------------------------
ASSET-BACKED SECURITIES - 6.8%
  FINANCIAL SERVICES - 6.8%
   28,690  Chase Manhattan
           Grantor Trust,
           Series 1996-A,
           Class A           5.20% 02/15/02   $  28,595
  750,000  Chemical Credit
           Card Master Trust,
           Series 1996-2,
           Class A           5.98% 09/15/08     712,838
   72,833  Navistar Financial
           Corp. Owner Trust,
           Series 1996-A,
           Class A2          6.35% 11/15/02      72,795
  492,133  World Omni Auto
           Lease, Series
           1997-B, Class A3  6.18% 11/25/03     492,015
-------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $1,345,825)                            $1,306,243
-------------------------------------------------------
CORPORATE BONDS - 40.0%
  BANKING - 3.1%
  225,000  Credit Suisse First
           Boston - London   7.90% 05/01/07  $  214,078
  350,000  First Union       6.55% 10/15/35     332,532
   49,276  Mercantile Safe
           Deposit+        12.125% 01/02/01      49,399
-------------------------------------------------------
                                                596,009
-------------------------------------------------------


  Principal              Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

  BEVERAGES, FOOD & TOBACCO - 2.3%
$ 500,000  Pepsi Bottling,
           144A             5.625% 02/17/09  $  441,478
-------------------------------------------------------
  CHEMICALS - 4.5%
  900,000  Du Pont (E.I.)
           De Nemours       6.875% 10/15/09     870,483
-------------------------------------------------------
  COMMUNICATIONS - 2.6%
  500,000  Harris Corporation
                             6.65% 08/01/06     497,730
-------------------------------------------------------
  ELECTRIC UTILITIES - 2.4%
  500,000  Consumers Energy,
           Series B          6.50% 06/15/18     465,235
-------------------------------------------------------
  ELECTRONICS - 4.9%
1,000,000  Raytheon          5.70% 11/01/03     938,371
-------------------------------------------------------
  FINANCIAL SERVICES - 3.4%
  750,000  Safeco Capital   8.072% 07/15/37     659,612
-------------------------------------------------------
  FOREST PRODUCTS & PAPER - 1.4%
  250,000  Georgia-Pacific   9.50% 05/15/22     264,531
-------------------------------------------------------
  HEALTH CARE PROVIDERS - 3.1%
  650,000  Columbia/HCA
           Health            6.73% 07/15/45     604,937
-------------------------------------------------------
  HOUSEHOLD PRODUCTS - 3.6%
  750,000  Owens-Illinois    7.15% 05/15/05     696,290
-------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 1.4%
  250,000  News America
           Holdings        10.125% 10/15/12     275,052
-------------------------------------------------------
  OIL & GAS - 1.3%
  250,000  Husky Oil         8.90% 08/15/28     249,649
-------------------------------------------------------
  TELEPHONE SYSTEMS - 2.2%
  400,000  MCI WorldCom     8.875% 01/15/06     417,948
-------------------------------------------------------
  TRANSPORTATION - 3.8%
  750,000  Norfolk Southern  7.35% 05/15/07     733,254
-------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $8,170,971)                            $7,710,579
-------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 28.8%
  119,271  Federal Home
           Loan Mortgage
           Corporation       6.00% 05/01/09   $ 114,965
  419,767  Federal Home
           Loan Mortgage
           Corporation       6.00% 08/01/10     403,376
   35,889  Federal Home
           Loan Mortgage
           Corporation       6.00% 10/01/10      34,488
1,000,000  Federal National
           Mortgage
           Association       5.75% 04/15/03     970,904
1,223,815  Federal National
           Mortgage
           Association       6.50% 07/01/28   1,153,521
  983,939  Federal National
           Mortgage
           Association       7.00% 08/01/29     951,614


The accompanying notes are an integral part of the financial statements.

34

  BOND FUND

SCHEDULE OF INVESTMENTS CONTINUED

  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

MORTGAGE-BACKED SECURITIES - CONTINUED
$ 342,954  Government
           National Mortgage
           Association       7.00% 06/15/09  $  341,999
  227,027  Government
           National Mortgage
           Association       9.00% 08/15/19     238,338
  279,577  Government
           National Mortgage
           Association       6.50% 01/15/24     265,224
   72,037  Government
           National Mortgage
           Association       7.50% 12/15/27      71,287
  803,018  Government
           National Mortgage
           Association       7.00% 05/15/28     775,999
  242,869  Government
           National Mortgage
           Association       6.50% 09/15/28     228,145
-------------------------------------------------------
TOTAL-MORTGAGE BACKED
SECURITIES (COST $5,805,865)                 $5,549,860
-------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS - 5.2%
  CANADA - 5.2%
1,000,000  Province of
           Ontario          7.375% 01/27/03  $1,010,650
-------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT
OBLIGATIONS (COST $1,081,178)                $1,010,650
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 5.2%
1,000,000  U.S. Treasury
           Note             5.875% 10/31/01  $  993,438
-------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $994,547)                              $  993,438
-------------------------------------------------------


Shares                                           Value
                                               (Note 1)
PREFERRED STOCKS - 4.5%
  ELECTRIC UTILITIES - 2.1%
    9,600  Appalachian Power,
           8.25% Cumulative                  $  213,600
    8,700  Ohio Power, Series A,
           8.16% Cumulative                     193,575
-------------------------------------------------------
                                                407,175
-------------------------------------------------------
  OIL & GAS - 2.4%
   20,000  Transcanada Pipelines,
           8.75% Cumulative                     451,250
-------------------------------------------------------
TOTAL PREFERRED STOCKS
(COST $989,416)                              $  858,425
-------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 93.9%
(COST $19,069,654) (A)                      $18,078,830
CASH AND OTHER ASSETS
NET OF LIABILITIES - 6.1%                     1,177,309
-------------------------------------------------------
NET ASSETS - 100.0%                         $19,256,139
-------------------------------------------------------

Notes to the Schedule of Investments:
  +  Restricted and Board valued security (Note 5).
(a) The aggregate identified cost for federal income tax purposes is $19,069,654, resulting in gross unrealized appreciation and depreciation of $8,172 and $998,996, respectively, and net unrealized depreciation of $990,824.
144A - Security exempt from registration under Rule 144A of Securities Act of
      1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, these securities were valued at $441,478, or 2.3% of net assets.

The accompanying notes are an integral part of the financial statements.

35

  STANDBY INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS (MD&A)

TOUCHSTONE STANDBY INCOME FUND

The Touchstone Standby Income Fund continued to achieve success in 1999. Fort Washington Investment Advisors, the manager of the Touchstone Standby Income Fund, attributed this to their investment philosophy of sector rotation and trend analysis. The Fund's benchmark, the Merrill Lynch 91-Day Treasury Index, posted a 4.8% return for 1999. The Standby Income Fund achieved a 4.6% return for the year.

Fort Washington began 1999 with a near balanced allocation to the Commercial Paper, corporate bond and ABS markets and an index matched average maturity. As the year concluded, the Fund had a significantly higher Commercial Paper allocation, effectively unwinding the position that had helped them to achieve success in 1998. ABS and corporate spreads, which had reached historically wide levels in 1998, began to tighten adding to the Fund's total return. This, coupled with the increasing likelihood that the Federal Reserve was becoming more hostile to the bond market, caused Fort Washington to shorten duration and seek the liquidity provided by the Commercial Paper market.

Fort Washington's defensive posture allowed the success to continue into 1999, even as the bond market experienced its second worst year ever. The Fund's 4.6% return again placed the Touchstone Standby Income Fund in the top quartile of the Morningstar Ultra Short Index.


GROWTH OF A $10,000 INVESTMENT

                                          Merrill Lynch                     30-Day
             Touchstone                   91-Day                            Money Market                   Smith Barney
             Standby Income               Treasury Index                    Yield Index                    3-Month
             Fund*                        (Major Index)                     (Minor Index)                  Treasury Bill
------------------------------------------------------------------------------------------------------------------------
9/94         10000                        10000                             10000                          10000
12/94        10115                        10133                             10117                          10130
3/95         10248                        10285                             10254                          10272
6/95         10400                        10439                             10396                          10422
9/95         10527                        10588                             10535                          10569
12/95        10692                        10744                             10673                          10713
3/96         10804                        10876                             10805                          10851
6/96         10937                        11016                             10934                          10988
9/96         11078                        11168                             11066                          11132
12/96        11206                        11314                             11201                          11276
3/97         11346                        11458                             11336                          11419
6/97         11492                        11614                             11478                          11566
9/97         11646                        11769                             11623                          11716
12/97        11792                        11917                             11770                          11868
3/98         11950                        12072                             11914                          12021
6/98         12103                        12227                             12064                          12173
9/98         12273                        12401                             12216                          12327
12/98        12440                        12540                             12358                          12468
3/99         12579                        12673                             12494                          12485
6/99         12708                        12822                             12629                          12622
9/99         12845                        12984                             12773                          12766
12/99        13007                        13146                             12930                          12926


Average Annual Total Return

One Year          Five Years            Since
Ended             Ended                 Inception
12/31/99          12/31/99              10/3/94
4.6%              5.2%                  5.1%


Cumulative Total Return

Since Inception
10/3/94
30.1%

Total returns adjusted for maximum applicable sales charge.

Past performance is not indicative of future performance.

36

  STANDBY INCOME FUND


SCHEDULE OF INVESTMENTS


DECEMBER 31, 1999



  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

ASSET-BACKED SECURITIES - 12.9%
$ 252,317  Auto Finance Group
           Receivables Trust,
           Series 1997-A,
           Class A           6.35% 10/15/02  $  251,540
  325,681  Auto Finance Group
           Receivables Trust,
           Series 1997-B,
           Class A           6.20% 02/15/03     323,782
  247,281  Capital Asset
           Research Funding,
           Series 1998-A,
           Class A, 144A    5.905% 12/15/05     247,976
  500,000  Chase Credit Card
           Master Trust,
           Series 1998-6,
           Class B (a)      6.973% 09/15/04     501,175
  540,000  Citibank Credit Card
           Master Trust,
           Series 1997-3,
           Class A          6.839% 02/10/04     539,341
  410,756  Mellon Auto
           Grantor Trust,
           Series 1999-1,
           Class B           5.76% 10/17/05     405,527
   18,832  Newcourt Equipment
           Trust Securities,
           Series 1998-1,
           Class A2          5.17% 09/20/00      18,832
  406,539  Onyx Acceptance
           Auto Trust, Series
           1998-1, Class A   5.95% 07/15/04     402,941
  172,246  Summit Acceptance
           Auto Trust,
           Series 1996-A,
           Class A1, 144A    7.01% 07/15/02     172,784
  255,840  UCFC Home
           Equity Loan,
           Series 1998-D,
           Class AF1        6.105% 04/15/13     254,878
-------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $3,134,708)                            $3,118,776
-------------------------------------------------------
COMMERCIAL PAPER - 63.3%
1,000,000  Centennial Energy
           Holdings,
           Sec. 4(2)         7.20% 01/21/00  $  995,000
1,000,000  Consolidated
           Natural Gas       7.05% 01/21/00     995,104
  520,000  Consolidation
           Coal              6.43% 01/21/00     515,170
7,550,000  Inter-American
           Development
           Bank              5.78%            7,530,603
1,000,000  Merrill Lynch     6.37% 01/31/00     993,807
1,000,000  PHH               7.15% 01/21/00     995,035


  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

COMMERCIAL PAPER - CONTINUED
$ 570,000  Popular North
           America           6.30% 01/24/00 $   564,713
  565,000  South Carolina
           Electric & Gas    6.60% 02/01/00     560,857
  600,000  Tandy             6.45% 02/08/00     595,378
1,000,000  Toyota Credit
           (Puerto Rico)     6.55% 01/20/00     995,633
  570,000  UOP, Sec. 4(2)    6.75% 01/28/00     564,443
-------------------------------------------------------
TOTAL COMMERCIAL PAPER
(COST $15,305,743)                          $15,305,743
-------------------------------------------------------
CORPORATE BONDS - 14.8%
  BANKING - 4.6%
  570,000  MBNA, MTN (a)     6.58% 07/07/03 $   564,784
  540,000  Popular, Series 3,
           MTN               6.40% 08/25/00     538,560
-------------------------------------------------------
                                              1,103,344
-------------------------------------------------------
  ELECTRIC UTILITIES - 2.1%
  500,000  SCANA,
           MTN (a)          6.813% 07/14/00     499,863
-------------------------------------------------------
  FINANCIAL SERVICES - 2.1%
  500,000  Potomac Capital
           Investment,
           144A              7.55% 11/19/01     501,257
-------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 0.6%
  150,000  Cox
           Communications   6.375% 06/15/00     150,148
-------------------------------------------------------
  REAL ESTATE - 2.1%
  500,000  Federal Realty
           Investment Trust,
           REIT             8.875% 01/15/00     500,253
-------------------------------------------------------
  RESTAURANTS - 1.0%
  239,000  ARA Services    10.625% 08/01/00     242,061
-------------------------------------------------------
  RETAILERS - 2.3%
  550,000  Dayton Hudson    10.00% 12/01/00     565,089
-------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $3,592,162)                           $ 3,562,015
-------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.5%
  600,000  Federal Home
           Loan Bank         5.73% 01/14/00 $   597,326
  500,000  Federal Home
           Loan Mortgage
           Corportation,
           Series UB         6.00% 11/15/08     493,195
-------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (COST $1,100,764)               $ 1,090,521
-------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 95.5%
(COST $23,133,377) (B)                      $23,077,055
CASH AND OTHER ASSETS
NET OF LIABILITIES - 4.5%                     1,084,721
-------------------------------------------------------
NET ASSETS - 100.0%                         $24,161,776
-------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

37

  STANDBY INCOME FUND

SCHEDULE OF INVESTMENTS CONTINUED




Notes to the Schedule of Investments:

(a) Interest rate shown reflects current rate on instrument with variable rate.
(b) The aggregate identified cost for federal income tax purposes is $23,133,377, resulting in gross unrealized appreciation and depreciation of $3,650 and $59,972, respectively, and net unrealized depreciation of $56,322.
144A - Security exempt from registration under Rule 144A of Securities Act of
       1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, these securities were valued at $922,017, or 3.8% of net assets.

Sec. 4(2) - Securities offered pursuant to Section 4(2) of the Securities Act of
            1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 1999, these securities were valued at $1,559,443, or 6.5% of net assets.
MTN - Medium Term Note
REIT - Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

38

  TOUCHSTONE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES
                                                             DECEMBER 31, 1999

                    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE   TOUCHSTONE    TOUCHSTONE                               TOUCHSTONE
                     EMERGING    INTERNATIONAL    INCOME        VALUE       GROWTH &     TOUCHSTONE   TOUCHSTONE      STANDBY
                      GROWTH        EQUITY      OPPORTUNITY     PLUS         INCOME       BALANCED       BOND         INCOME
                       FUND          FUND          FUND         FUND          FUND          FUND         FUND         FUND(E)
ASSETS:
Investments, at value
   (Note1)(a)       $14,297,997  $15,393,299    $8,023,032   $31,286,783  $35,584,213    $6,735,888   $18,078,830  $23,077,055
Cash                    332,115           --        39,203     1,142,975      684,758       320,743       880,807      903,916
Foreign currency (b)         --           --            --            --           --         2,391            --           --
Receivables for:
   Investments sold      22,738      142,567            --            --           --            --            --           --
   Fund shares sold       1,416        2,455           324            43          780           624             6           --
   Dividends              6,882        4,672            --        33,720       63,622         1,625        17,590           --
   Foreign tax reclaims      --        9,390            --           367        3,455            --         1,094           --
   Interest               2,556        1,017       230,899         5,983        3,475        35,096       247,247      100,729
Unrealized appreciation
   on foreign forward
   currency contracts        --           --            --            --           --           326            --           --
Receivable from
   Investment
   Advisor (Note 6)      94,851      168,044       164,514            --           --       152,264       120,542      111,499
------------------------------------------------------------------------------------------------------------------------------
     Total assets    14,758,555   15,721,444     8,457,972    32,469,871   36,340,303     7,248,957    19,346,116   24,193,199
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Investments
   purchased              1,730      142,185            --            --           --            --            --           --
   Fund shares
   redeemed               6,947        1,005         8,471            --        2,342         2,185           500        2,059
Unrealized depreciation
   on foreign forward
   currency contracts        --        1,049            --            --           --            --            --           --
Payable to Investment
   Advisor (Note 6)          --           --            --        68,346       96,816            --            --           --
Other accrued expenses   42,177       59,038        43,353        45,524      110,327        37,159        89,477       29,364
------------------------------------------------------------------------------------------------------------------------------
    Total liabilities    50,854      203,277        51,824       113,870      209,485        39,344        89,977       31,423
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS(C)       $14,707,701  $15,518,167    $8,406,148   $32,356,001  $36,130,818    $7,209,613   $19,256,139  $24,161,776
------------------------------------------------------------------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE, REDEMPTION VALUE AND OFFERING PRICE PER SHARE:
Net assets
  - Class A         $10,743,308  $ 9,043,060    $5,329,689   $31,807,545  $12,573,988    $4,248,477   $ 4,309,853  $24,161,776
Shares outstanding
  - Class A             633,546      547,386       778,365     2,702,538      871,043       356,241       455,338    2,445,173
Net asset value and
   redemption price per
   share -
   Class A          $     16.96   $    16.52    $     6.85   $     11.77  $     14.44    $    11.93   $      9.47  $      9.88
Offering price per share
   - Class A (d)    $     17.99   $    17.53    $     7.19   $     12.49  $     15.32    $    12.66   $      9.94  $      9.88
Net assets
  - Class C         $ 3,964,393   $6,475,107    $3,076,459   $   548,456  $ 2,108,577    $2,961,136   $   997,953  $        --
Shares outstanding
   - Class C            243,392      406,736       463,383        47,763      159,131       257,042       109,081           --
Net asset value, offering
   price and redemption
   price per share
   - Class C        $     16.29   $    15.92    $     6.64   $     11.48  $     13.25     $   11.52   $      9.15  $        --
Net assets
   - Class Y        $        --   $       --    $       --   $        --  $21,448,253     $      --   $13,948,333  $        --
Shares outstanding
   - Class Y                 --           --            --            --    1,074,730            --     1,067,830           --
Net asset value, offering
   price and redemption
   price per share
   - Class Y        $        --   $       --    $       --   $        --  $     19.96     $      --   $     13.06  $        --
------------------------------------------------------------------------------------------------------------------------------
(a)  Cost of
     investments
     of:            $10,763,136  $11,753,613    $8,063,401   $27,959,720  $35,784,363    $6,754,213   $19,069,654  $23,133,377
(b)  Cost of foreign
     currency of:   $        --  $        --    $       --   $        --  $        --    $    2,367   $        --  $        --
(c)  See the Statement of Changes in Net Assets for components of net assets.
(d)  The offering price per share is calculated as follows: Net Asset Value Per Share/(1-maximum sales load).
(e)  The Fund does not offer classes of shares. All Fund information is shown in the spaces corresponding to Class A.

The accompanying notes are an integral part of the financial statements.

39

  TOUCHSTONE SERIES TRUST


STATEMENTS OF OPERATIONS
                                            FOR THE YEAR ENDED DECEMBER 31, 1999



                    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE   TOUCHSTONE    TOUCHSTONE                               TOUCHSTONE
                     EMERGING    INTERNATIONAL    INCOME        VALUE       GROWTH &     TOUCHSTONE   TOUCHSTONE      STANDBY
                      GROWTH        EQUITY      OPPORTUNITY     PLUS         INCOME       BALANCED       BOND         INCOME
                       FUND          FUND          FUND         FUND          FUND          FUND         FUND          FUND
INVESTMENT INCOME
(NOTE 1):
Interest income      $   29,477   $   12,301    $1,108,296    $   55,207   $   25,966    $  204,810    $1,261,883   $  709,187
Dividend income(a)       70,954      175,337            --       359,297      866,148        49,724        86,248           --
------------------------------------------------------------------------------------------------------------------------------
   Total investment
   income               100,431      187,638     1,108,296       414,504      892,114       254,534     1,348,131      709,187
------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory
   fees (Note 3)         96,269      117,039        59,613       224,988      305,915        59,339       108,553       28,605
Sponsor fees (Note 3)    24,067       24,640        18,342        59,997       76,479        14,835        39,474       22,884
Custody, administration
   and fund accounting
   fees                  87,024      168,151        88,315        89,091      122,537        83,985       104,707       69,820
Transfer agent fees      95,027       92,283        94,610        58,906      103,972        88,008        75,287       65,195
Registration fees        16,660       23,623        22,123        25,029       22,299        22,965        20,949       14,511
Professional fees        11,638       11,406        12,608        19,383       22,951         9,891        15,018       10,203
Printing fees            24,855       28,768        23,797        48,287       51,569        19,285        22,974       24,749
Trustee fees                978          956         1,259         1,938        3,077           890         1,635        1,170
Distribution fees
   - Class A             21,608       17,648        14,568        73,078       34,869        10,887        11,783           --
Distribution fees
   - Class C             32,920       51,644        32,752         5,161       24,394        30,290        10,142           --
Amortization of
   organization costs     7,393        7,393         7,393            --        7,393         7,393         7,393        9,789
Miscellaneous             1,698        1,773         1,536         4,004        2,641         1,169           887        1,631
------------------------------------------------------------------------------------------------------------------------------
   Total expenses       420,137      545,324       376,916       609,862      778,096       348,937       418,802      248,557
   Reimbursement
   or waiver from
   Investment
   Advisor
   (Note 6)            (215,188)    (309,722)     (242,471)     (216,639)    (317,320)     (226,438)     (268,587)    (162,742)
-------------------------------------------------------------------------------------------------------------------------------
   Net expenses         204,949      235,602       134,445       393,223      460,776       122,499       150,215       85,815
-------------------------------------------------------------------------------------------------------------------------------
Net investment
   income (loss)       (104,518)     (47,964)      973,851        21,281      431,338       132,035     1,197,916      623,372
-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
   Investments        2,394,962    2,822,986    (3,040,680)    2,709,639      128,669       637,223      (347,955)     (46,908)
   Foreign currency
   transactions              --      (58,523)           --            --           --        (7,726)           --           --
-------------------------------------------------------------------------------------------------------------------------------
                      2,394,962    2,764,463    (3,040,680)    2,709,639      128,669       629,497      (347,955)     (46,908)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
   Investments        2,521,564    1,714,220     2,175,422     1,607,624      524,230      (106,165)   (1,153,862)     (58,658)
   Foreign currency
   translations              --       (1,369)           --            --           --           563            --           --
-------------------------------------------------------------------------------------------------------------------------------
                      2,521,564    1,712,851     2,175,422     1,607,624      524,230      (105,602)   (1,153,862)     (58,658)
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
   UNREALIZED
   GAIN (LOSS):       4,916,526    4,477,314      (865,258)    4,317,263      652,899       523,895    (1,501,817)    (105,566)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS        $4,812,008   $4,429,350    $  108,593    $4,338,544   $1,084,237    $  655,930    $ (303,901)  $  517,806
-------------------------------------------------------------------------------------------------------------------------------
(a)  Net of foreign tax
     withholding of: $       --   $   17,180    $       --    $    1,830   $    2,936    $      368    $       --   $       --


The accompanying notes are an integral part of the financial statements.

40

  TOUCHSTONE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
                                                  TOUCHSTONE EMERGING    TOUCHSTONE INTERNATIONAL     TOUCHSTONE INCOME
                                                       GROWTH FUND              EQUITY FUND           OPPORTUNITY FUND
                                               --------------------------------------------------------------------------------
                                                   FOR THE     FOR THE      FOR THE      FOR THE      FOR THE     FOR THE
                                                 YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                    1999        1998         1999         1998         1999        1998
OPERATIONS:
   Net investment income (loss)                 $ (104,518)  $  (27,765) $  (47,964)  $   (1,691)  $  973,851  $  714,488
   Net realized gain (loss)                      2,394,962      363,157   2,764,463      345,939   (3,040,680)   (670,556)
   Net change in unrealized appreciation
         (depreciation)                          2,521,564     (340,021)  1,712,851      643,481    2,175,422  (1,110,683)
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
         from operations                         4,812,008       (4,629)  4,429,350      987,729      108,593  (1,066,751)
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
         Class A                                        --           --     (16,101)      (6,819)    (634,236)   (727,740)
         Class C                                        --           --          --           --     (341,850)         --
         Class Y                                        --           --          --           --           --          --
   Realized capital gains
         Class A                                (1,429,950)    (407,884)   (690,064)    (373,319)          --          --
         Class C                                  (532,042)          --    (511,346)          --           --          --
         Class Y                                        --           --          --           --           --          --
   Distributions in excess of net investment income
         Class A                                        --           --     (14,483)     (20,277)     (81,498)         --
         Class C                                        --           --          --           --      (45,806)         --
         Class Y                                        --           --          --           --           --          --
   Distributions in excess of realized capital gains
         Class A                                        --      (50,275)         --           --           --          --
         Class C                                        --           --          --           --           --          --
         Class Y                                        --           --          --           --           --          --
   Return of capital distributions
         Class A                                        --           --          --           --           --     (56,290)
         Class C                                        --           --          --           --           --          --
         Class Y                                        --           --          --           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions            (1,961,992)    (458,159) (1,231,994)    (400,415)  (1,103,390)   (784,030)
-------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
   Capital Contribution - Class C (Note 7)       3,284,020           --   5,226,105           --    3,798,163          --
   Capital Contribution - Class Y (Note 7)              --           --          --           --           --          --
   Proceeds from shares sold                     1,738,718    5,012,537   1,242,946    1,630,252    1,334,627   3,476,133
   Reinvestment of dividends and distributions   1,716,110      418,391   1,227,418      398,640      942,415     623,322
   Cost of shares redeemed                      (3,216,309)  (1,581,667) (2,251,174)    (501,457)  (3,332,584) (2,599,216)
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from share
         transactions                            3,522,539    3,849,261   5,445,295    1,527,435    2,742,621   1,500,239
-------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets       6,372,555    3,386,473   8,642,651    2,114,749    1,747,824    (350,542)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                           8,335,146    4,948,673   6,875,516    4,760,767    6,658,324   7,008,866
-------------------------------------------------------------------------------------------------------------------------------
   End of period                               $14,707,701   $8,335,146 $15,518,167   $6,875,516  $ 8,406,148  $6,658,324
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                             $10,901,854   $7,715,214 $10,442,829   $5,804,081  $13,013,011  $8,978,000
   Undistributed (distributions in excess of)
         net investment income                          --           --      35,589      (32,893)    (117,424)         --
   Accumulated net realized gain (loss)            270,986      (47,580)  1,400,906       27,664   (4,449,070)   (909,681)
   Net unrealized appreciation (depreciation)    3,534,861      667,512   3,638,843    1,076,664      (40,369) (1,409,995)
-------------------------------------------------------------------------------------------------------------------------------
   Net assets applicable to shares outstanding $14,707,701   $8,335,146 $15,518,167   $6,875,516  $ 8,406,148  $6,658,324
-------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations: The Fund commenced operations on May 1, 1998.
(b) The Fund does not offer classes of shares. All Fund information is shown in the spaces corresponding to Class A.

The accompanying notes are an integral part of the financial statements.

41

  TOUCHSTONE SERIES TRUST

                                                            TOUCHSTONE VALUE          TOUCHSTONE GROWTH            TOUCHSTONE
                                                                PLUS FUND                & INCOME FUND            BALANCED FUND
                                                       -----------------------------------------------------------------------------
                                                           FOR THE      FOR THE       FOR THE     FOR THE      FOR THE      FOR THE
                                                         YEAR ENDED PERIOD ENDED(A) YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED
                                                        DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER
                                                            1999         1998          1999        1998         1999       31, 1998
OPERATIONS:
   Net investment income (loss)                         $   21,281  $   40,182    $  431,338   $  181,174   $  132,035  $   88,739
   Net realized gain (loss)                              2,709,639    (608,840)      128,669      220,365      629,497     225,430
   Net change in unrealized appreciation
         (depreciation)                                  1,607,624   1,699,825       524,230     (338,911)    (105,602)   (183,060)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
         from operations                                 4,338,544   1,131,167     1,084,237       62,628      655,930     131,109
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
         Class A                                           (33,255)    (40,182)     (165,297)    (183,340)    (105,330)    (93,863)
         Class C                                                --          --        (7,313)          --      (36,471)         --
         Class Y                                                --          --      (261,137)          --           --          --
   Realized capital gains
         Class A                                          (638,617)         --       (24,828)    (304,181)    (324,326)   (185,895)
         Class C                                           (11,183)         --        (4,407)          --     (232,046)         --
         Class Y                                                --          --       (30,551)          --           --          --
   Distributions in excess of net investment income
         Class A                                                --          --        (2,012)      (6,836)          --     (11,391)
         Class C                                                --          --           (89)          --           --          --
         Class Y                                                --          --        (3,179)          --           --          --
   Distributions in excess of realized capital gains
         Class A                                                --          --            --      (70,773)          --          --
         Class C                                                --          --            --           --           --          --
         Class Y                                                --          --            --           --           --          --
   Return of capital distributions
         Class A                                                --      (3,702)     (969,080)     (13,429)          --          --
         Class C                                                --          --      (171,468)          --           --          --
         Class Y                                                --          --    (1,193,905)          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                     (683,055)    (43,884)   (2,833,266)    (578,559)    (698,173)   (291,149)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
   Capital Contribution - Class C (Note 7)                 318,185          --     2,753,186           --    3,339,459          --
   Capital Contribution - Class Y (Note 7)                      --          --    20,868,632           --           --          --
   Proceeds from shares sold                             1,447,308  25,939,165     1,928,120   13,903,526      765,540   2,065,886
   Reinvestment of dividends and distributions             674,160      43,452     2,824,251      569,460      695,607     286,919
   Cost of shares redeemed                                (806,675)     (2,366)   (5,755,291)  (4,676,332)  (2,184,837)   (872,443)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from share transactions       1,632,978  25,980,251    22,618,898    9,796,654    2,615,769   1,480,362
------------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets               5,288,467  27,067,534    20,869,869    9,280,723    2,573,526   1,320,322
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                 $27,067,534 $        --   $15,260,949  $ 5,980,226   $4,636,087  $3,315,765
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                       $32,356,001 $27,067,534   $36,130,818  $15,260,949   $7,209,613  $4,636,087
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:                                 $27,595,607 $25,976,551   $36,332,300  $15,278,502   $7,083,151  $4,521,372
   Paid-in capital
   Undistributed (distributions in excess of)
         net investment income                                  --          --         1,598           --       (3,313)      1,963
   Accumulated net realized gain (loss)                  1,433,331    (608,842)       (2,930)     (66,551)     149,136      74,357
   Net unrealized appreciation (depreciation)            3,327,063   1,699,825      (200,150)      48,998      (19,361)     38,395
------------------------------------------------------------------------------------------------------------------------------------
   Net assets applicable to shares outstanding         $32,356,001 $27,067,534   $36,130,818  $15,260,949   $7,209,613  $4,636,087


                                                           TOUCHSTONE            TOUCHSTONE STANDBY
                                                            BOND FUND              INCOME FUND(B)
                                                   ----------------------------------------------------
                                                        FOR THE     FOR THE      FOR THE      FOR THE
                                                     YEAR ENDED    YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                    DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                           1999        1998         1999         1998
OPERATIONS:
   Net investment income (loss)                    $ 1,197,916   $  218,403  $  623,372   $  536,968
   Net realized gain (loss)                           (347,955)      66,845     (46,908)      15,437
   Net change in unrealized appreciation
         (depreciation)                             (1,153,862)      37,207     (58,658)       2,467
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
         from operations                              (303,901)     322,455     517,806      554,872
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
         Class A                                      (314,128)    (219,500)   (626,405)    (541,711)
         Class C                                       (63,775)          --          --           --
         Class Y                                      (832,231)          --          --           --
   Realized capital gains
         Class A                                           (31)     (53,127)         --       (2,087)
         Class C                                            (7)          --          --           --
         Class Y                                           (73)          --          --           --
   Distributions in excess of net investment income
         Class A                                        (1,716)      (4,091)         --           --
         Class C                                          (348)          --          --           --
         Class Y                                        (4,547)          --          --           --
   Distributions in excess of realized capital gain
         Class A                                            --           --          --           --
         Class C                                            --           --          --           --
         Class Y                                            --           --          --           --
   Return of capital distributions
         Class A                                       (33,705)          --          --           --
         Class C                                        (8,180)          --          --           --
         Class Y                                       (78,615)          --          --           --
----------------------------------------------------------------------------------------------------
   Total dividends and distributions               (1,337,356)    (276,718)   (626,405)    (543,798)
----------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
   Capital Contribution - Class C (Note 7)           1,139,586           --          --           --
   Capital Contribution - Class Y (Note 7)          14,150,014           --          --           --
   Proceeds from shares sold                         1,713,920    4,527,950  15,760,941    8,443,462
   Reinvestment of dividends and distributions       1,327,271      271,637     623,651      543,405
   Cost of shares redeemed                          (2,356,902)  (1,606,439) (3,371,225)  (6,343,864)
----------------------------------------------------------------------------------------------------
   Net increase (decrease) from share transactions  15,973,889    3,193,148  13,013,367    2,643,003
----------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets          14,332,632    3,238,885  12,904,768    2,654,077
----------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                             $ 4,923,507   $1,684,622 $11,257,008  $ 8,602,931
----------------------------------------------------------------------------------------------------
   End of period                                   $19,256,139   $4,923,507 $24,161,776  $11,257,008
----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:                             $20,599,903   $4,840,284 $24,249,371  $11,238,577
   Paid-in capital
   Undistributed (distributions in excess of)
         net investment income                              --        3,657      16,536        7,490
   Accumulated net realized gain (loss)               (352,940)      10,547     (47,809)       8,605
   Net unrealized appreciation (depreciation)         (990,824)      69,019     (56,322)       2,336
----------------------------------------------------------------------------------------------------
   Net assets applicable to shares outstanding     $19,256,139   $4,923,507 $24,161,776  $11,257,008

42

FINANCIAL HIGHLIGHTS

TOUCHSTONE SERIES TRUST


CLASS A
SELECTED DATA FOR A SHARE OUTSTANDING:

                                                                                   TOUCHSTONE EMERGING GROWTH FUND
                                                                       -------------------------------------------------------------
                                                                         FOR THE     FOR THE      FOR THE     FOR THE      FOR THE
                                                                       YEAR ENDED PERIOD ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                                        12/31/99    12/31/98     12/31/97      12/31/96  12/31/95
Net asset value, beginning of period                                   $  13.40      $13.85       $11.55        $11.52    $10.11
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              (0.09)      (0.04)       (0.03)         0.01     (0.01)
Net realized and unrealized gain (loss) on investments                     6.18        0.37         3.71          1.20      2.29
----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                        6.09        0.33         3.68          1.21      2.28
----------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                     --          --           --         (0.01)    (0.03)
   Realized capital gains                                                 (2.53)      (0.78)       (1.38)        (1.17)    (0.84)
   Return of capital                                                         --          --           --            --        --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                         (2.53)      (0.78)       (1.38)        (1.18)    (0.87)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $  16.96     $13.40        $13.85        $11.55    $11.52
----------------------------------------------------------------------------------------------------------------------------------
   Total return(a)                                                        45.85%      2.57%        32.20%        10.56%    22.56%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                     $ 10,743     $8,335        $4,949        $2,873    $2,520
Ratios to average net assets:
   Expenses (b)                                                            1.50%      1.50%         1.50%         1.50%     1.50%
   Net investment income (loss)                                           (0.66)%    (0.41)%       (0.30)%       (0.12)%   (0.05)%
Portfolio turnover                                                           97%        78%          101%          117%      109%
----------------------------------------------------------------------------------------------------------------------------------


(a) The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(b) If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been as follows:
                                                                           3.29%      4.11%         5.94%         6.58%     7.09%
(c)  Amount rounds to less than $0.01.


The accompanying notes are an integral part of the financial statements.

43

TOUCHSTONE SERIES TRUST

                                                                                TOUCHSTONE INTERNATIONAL EQUITY FUND
                                                                       -------------------------------------------------------------
                                                                           FOR THE     FOR THE    FOR THE     FOR THE      FOR THE
                                                                        YEAR ENDED  PERIOD ENDED YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                                        12/31/99      12/31/98    12/31/97    12/31/96     12/31/95
Net asset value, beginning of period                                    $12.89         $11.41     $10.63      $ 9.58       $ 9.12
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              0.00(c)        0.00(c)    0.02        0.05         0.21
Net realized and unrealized gain (loss) on investments                    5.06           2.27       1.64        1.06         0.47
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                       5.06           2.27       1.66        1.11         0.68
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 (0.06)         (0.05)     (0.02)      (0.06)       (0.22)
   Realized capital gains                                                (1.37)         (0.74)     (0.86)         --           --
   Return of capital                                                        --             --         --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                        (1.43)         (0.79)     (0.88)      (0.06)       (0.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $16.52         $12.89     $11.41      $10.63      $  9.58
------------------------------------------------------------------------------------------------------------------------------------
   Total return(a)                                                       39.50%         19.94%     15.57%      11.61%        5.29%
RATIOS AND SUPPLEMENTAL DATA:                                          -------------------------------------------------------------
Net assets at end of period (000s)                                      $9,043         $6,876     $4,761      $3,449      $ 2,617
Ratios to average net assets:
   Expenses (b)                                                           1.60%          1.60%      1.60%       1.60%        1.60%
   Net investment income (loss)                                          (0.08)%        (0.03)%     0.17%       0.42%        0.11%
Portfolio turnover                                                         155%           138%       151%         86%          90%
------------------------------------------------------------------------------------------------------------------------------------

(a) The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(b) If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets assets would have been as follows:
                                                                          4.11%          5.18%      7.07%       6.63%        7.30%
(c)  Amount rounds to less than $0.01.

                                                                                     TOUCHSTONE INCOME OPPORTUNITY FUND
                                                                   ----------------------------------------------------------------
                                                                         FOR THE     FOR THE     FOR THE      FOR THE      FOR THE
                                                                       YEAR ENDED PERIOD ENDED  YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                                         12/31/99    12/31/98     12/31/97     12/31/96     12/31/95
Net asset value, beginning of period                                    $ 7.63      $ 9.89        $10.90      $ 9.83       $ 9.08
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              0.80        0.90          1.24        1.12         1.19
Net realized and unrealized gain (loss) on investments                   (0.68)      (2.18)        (0.23)       1.38         0.77
------------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                       0.12       (1.28)         1.01        2.50         1.96
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 (0.90)      (0.91)        (1.22)      (1.12)       (1.21)
   Realized capital gains                                                   --          --         (0.80)      (0.31)          --
   Return of capital                                                        --       (0.07)           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                        (0.90)      (0.98)        (2.02)      (1.43)       (1.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 6.85      $ 7.63        $ 9.89      $10.90       $ 9.83
------------------------------------------------------------------------------------------------------------------------------------
   Total return(a)                                                        1.16%     (13.77)%        9.49%      26.66%       23.19%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                      $5,330      $6,658        $7,009      $4,579       $1,369
Ratios to average net assets:
   Expenses (b)                                                           1.20%       1.20%         1.20%       1.20%        1.20%
   Net investment income (loss)                                          10.90%      10.02%        11.19%      11.29%       12.42%
Portfolio turnover                                                         227%        283%          270%        222%         120%
------------------------------------------------------------------------------------------------------------------------------------

(a) The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(b) If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets assets would have been as follows:
                                                                          3.84%       3.77%         4.07%       6.74%       11.03%
(c)  Amount rounds to less than $0.01.

44

  TOUCHSTONE SERIES TRUST

FINANCIAL HIGHLIGHTS

CLASS A - CONTINUED
SELECTED DATA FOR A SHARE OUTSTANDING:

                                                                                                   TOUCHSTONE VALUE PLUS FUND(A)
                                                                                                   ----------------------------
                                                                                                        FOR THE      FOR THE
                                                                                                      YEAR ENDED  PERIOD ENDED
                                                                                                       12/31/99     12/31/98
Net asset value, beginning of period                                                                      $ 10.41    $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                                                 0.01       0.02
Net realized and unrealized gain (loss) on investments                                                       1.60       0.41
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                                                          1.61       0.43
---------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                                    (0.01)     (0.02)
   Realized capital gains                                                                                   (0.24)       --
   Return of capital                                                                                           --       0.00(e)
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                                           (0.25)     (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                            $ 11.77    $ 10.41
---------------------------------------------------------------------------------------------------------------------------------
   Total return(b)                                                                                          15.51%      4.29%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                                        $31,808    $27,068
Ratios to average net assets:
   Expenses(c)                                                                                               1.30%      1.30%(d)
   Net investment income (loss)                                                                              0.08%      0.25%(d)
Portfolio turnover                                                                                             60%        34%
---------------------------------------------------------------------------------------------------------------------------------



(a)  The Fund commenced operations on May 1, 1998.
(b)  The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(c)  If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been as follows:
                                                                                                             2.02%     2.25%(d)
(d)  Ratios are annualized.
(e)  Amount rounds to less than $0.01.
(f)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.


The accompanying notes are an integral part of the financial statements.


45

  TOUCHSTONE SERIES TRUST

                                                                   TOUCHSTONE GROWTH & INCOME FUND
                                                           ----------------------------------------------------------
                                                                 FOR THE    FOR THE    FOR THE    FOR THE    FOR THE
                                                               YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED
                                                                12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
Net asset value, beginning of period                            $ 15.47    $ 15.06    $14.03     $13.14     $10.02
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                       0.17       0.19      0.09       0.12       0.05
Net realized and unrealized gain (loss) on investments             0.21       0.84(f)   2.78       2.12       3.46
--------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                0.38       1.03      2.87       2.24       3.51
--------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (0.20)     (0.20)    (0.11)     (0.12)     (0.16)
   Realized capital gains                                         (0.03)     (0.40)    (1.73)     (1.23)     (0.23)
   Return of capital                                              (1.18)     (0.02)       --         --         --
--------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                 (1.41)     (0.62)    (1.84)     (1.35)     (0.39)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 14.44    $ 15.47    $15.06     $14.03     $13.14
--------------------------------------------------------------------------------------------------------------------------
   Total return(b)                                                 2.53%      6.87%    20.70%     16.95%     35.14%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                              $12,574    $15,261    $5,980     $3,659     $1,500
Ratios to average net assets:
   Expenses(c)                                                     1.30%      1.30%     1.30%      1.30%      1.30%
   Net investment income (loss)                                    1.04%      1.50%     0.67%      0.55%      0.56%
Portfolio turnover                                                  66%         64%      170%        92%       102%
--------------------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on May 1, 1998.
(b)  The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(c)  If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been as follows:
                                                                    2.13%      2.70%     4.34%      5.31%     16.35%
(d)  Ratios are annualized.
(e)  Amount rounds to less than $0.01.
(f)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.



                                                                        TOUCHSTONE BALANCED FUND
                                                            ------------------------------------------------------
                                                              FOR THE    FOR THE    FOR THE    FOR THE    FOR THE
                                                             YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED
                                                              12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
Net asset value, beginning of period                          $12.09     $12.42     $12.48     $11.34     $ 9.97
------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    0.27       0.25       0.27       0.30       0.31
Net realized and unrealized gain (loss) on investments          0.76       0.23       2.09       1.59       1.99
------------------------------------------------------------------------------------------------------------------
   Total from investment operations                             1.03       0.48       2.36       1.89       2.30
------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (0.31)     (0.30)     (0.30)     (0.30)     (0.33)
   Realized capital gains                                      (0.88)     (0.51)     (2.12)     (0.45)     (0.60)
   Return of capital                                              --         --         --         --         --
------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                              (1.19)     (0.81)     (2.42)     (0.75)     (0.93)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $11.93     $12.09     $12.42     $12.48     $11.34
------------------------------------------------------------------------------------------------------------------
   Total return(b)                                              9.61%      3.98%     19.25%     16.86%     23.24%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                            $4,248     $4,636     $3,316     $2,085     $1,502
Ratios to average net assets:
   Expenses(c)                                                  1.35%      1.35%      1.35%      1.35%      1.35%
   Net investment income (loss)                                 2.09%      2.11%      2.07%      2.19%      2.39%
Portfolio turnover                                                70%        59%       120%        88%       121%
------------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on May 1, 1998.
(b)  The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(c)  If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been as follows:
                                                                4.40%      4.93%      7.53%      8.52%      9.83%
(d)  Ratios are annualized.
(e)  Amount rounds to less than $0.01.
(f)  The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

46

  TOUCHSTONE SERIES TRUST


FINANCIAL HIGHLIGHTS

CLASS A - CONTINUED
SELECTED DATA FOR A SHARE OUTSTANDING:

                                                                                             TOUCHSTONE BOND FUND
                                                                     ------------------------------------------------------------
                                                                               FOR THE   FOR THE    FOR THE    FOR THE   FOR THE
                                                                             YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED
                                                                               12/31/99  12/31/98   12/31/97   12/31/96  12/31/95
Net asset value, beginning of period                                           $10.39     $10.22    $10.17    $10.61    $ 9.88
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.59       0.55      0.61      0.71      0.56
Net realized and unrealized gain (loss) on investments                          (0.76)      0.30      0.11     (0.43)     1.07
----------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                                       (0.17)      0.85      0.72      0.28      1.63
----------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                        (0.68)     (0.57)    (0.66)    (0.70)    (0.86)
   Realized capital gains                                                       --         (0.11)    (0.01)    (0.02)    (0.04)
   Return of capital                                                            (0.07)     --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                               (0.75)     (0.68)    (0.67)    (0.72)    (0.90)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $ 9.47     $10.39    $10.22    $10.17    $10.61
----------------------------------------------------------------------------------------------------------------------------------
         Total return(a)                                                        (1.68)%     8.56%     7.30%     2.85%    16.95%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                             $4,310     $4,924    $1,685    $  821     $ 523
Ratios to average net assets:
   Expenses(b)                                                                   0.90%      0.90%     0.90%     0.90%     0.90%
   Net investment income (loss)                                                  5.92%      5.68%     6.08%     6.01%     6.21%
Portfolio turnover                                                                 57%       170%       88%       64%       78%
----------------------------------------------------------------------------------------------------------------------------------

(a)  The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(b)  If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been as follows:
                                                                                 2.26%      4.13%     7.13%    13.61%    29.29%
(c)  Amount rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

47

  TOUCHSTONE SERIES TRUST


                                                                                TOUCHSTONE STANDBY INCOME FUND
                                                                   -----------------------------------------------------------------
                                                                         FOR THE     FOR THE      FOR THE    FOR THE    FOR THE
                                                                       YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED YEAR ENDED
                                                                        12/31/99     12/31/98    12/31/97    12/31/96   12/31/95
Net asset value, beginning of period                                     $ 9.98      $  9.97     $ 9.98       $10.01     $10.03
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               0.54         0.52       0.51         0.46      0.55
Net realized and unrealized gain (loss) on investments                    (0.10)        0.01         --         0.01     (0.02)
------------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                                  0.44         0.53       0.51         0.47      0.53
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                  (0.54)       (0.52)     (0.52)       (0.50)    (0.55)
   Realized capital gains                                                    --        (0.00)(c)     --           --        --
   Return of capital                                                         --           --         --           --        --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                         (0.54)       (0.52)    (0.52)        (0.50)    (0.55)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 9.88      $  9.98    $ 9.97        $  9.98    $10.01
------------------------------------------------------------------------------------------------------------------------------------
         Total return(a)                                                   4.56%        5.49%     5.21%         4.80%     5.71%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                      $24,162      $11,257    $8,603        $6,456    $5,910
Ratios to average net assets:
   Expenses(b)                                                             0.75%        0.75%     0.75%         0.75%     0.75%
   Net investment income (loss)                                            5.46%        5.17%     5.14%         4.88%     5.32%
Portfolio turnover                                                           65%         683%      285%           20%      142%
------------------------------------------------------------------------------------------------------------------------------------

(a)  The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(b)  If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been as follows:
                                                                           2.17%        2.37%     3.51%          2.80%    2.80%
(c)  Amount rounds to less than $0.01.


48

  TOUCHSTONE SERIES TRUST

FINANCIAL HIGHLIGHTS
                                            FOR THE YEAR ENDED DECEMBER 31, 1999


CLASS C (A)
SELECTED DATA FOR A SHARE OUTSTANDING:
                                           TOUCHSTONE              TOUCHSTONE
                                            EMERGING  TOUCHSTONE     INCOME      TOUCHSTONE  TOUCHSTONE  TOUCHSTONE
                                            GROWTH   INTERNATIONAL OPPORTUNITY   VALUE PLUS   GROWTH &    BALANCE      TOUCHSTONE
                                             FUND     EQUITY FUND     FUND          FUND     INCOME FUND   FUND         BOND FUND
                                           --------------------------------------------------------------------------------------
Net asset value, beginning
  of period                                $13.04       $12.51       $ 7.42        $10.26       $14.26       $11.65       $10.08
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)                (0.19)       (0.11)        0.72         (0.07)        0.04         0.17         0.51
Net realized and unrealized
  gain (loss) on investments                 5.97         4.89        (0.66)         1.53         0.21         0.73        (0.75)
---------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations       5.78         4.78         0.06          1.46         0.25         0.90        (0.24)
---------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
   Net investment income                       --           --        (0.84)           --        (0.05)       (0.15)       (0.62)
   Realized capital gains                   (2.53)       (1.37)          --         (0.24)       (0.03)       (0.88)          --
   Return of capital                           --           --           --            --        (1.18)          --        (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions           (2.53)       (1.37)       (0.84)        (0.24)       (1.26)       (1.03)       (0.69)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $16.29       $15.92       $ 6.64        $11.48       $13.25       $11.52       $ 9.15
---------------------------------------------------------------------------------------------------------------------------------
         Total return(b)                    44.86%       38.44%        0.49%        14.24%        1.80%        8.78%       (2.41)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $3,964       $6,475       $3,076        $  548       $2,109       $2,961       $  998
Ratios to average net assets(c)
   Expenses                                  2.25%        2.35%        1.95%         2.05%        2.05%        2.10%        1.65%
Net investment income (loss)                (1.41)%      (0.81)%      10.14%        (0.65)   %    0.30%        1.33%        5.18%
Portfolio turnover                             97%         155%         227%           60%          99%          70%         120%
---------------------------------------------------------------------------------------------------------------------------------


(a)  The Class commenced operations on January 1, 1999.
(b)  The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(c)  If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been as follows:
                                             4.03%        4.86%        4.59%         2.76%        2.87%        5.15%        3.01%


The accompanying notes are an integral part of the financial statements.

49

  TOUCHSTONE SERIES TRUST


FINANCIAL HIGHLIGHTS
                                            FOR THE YEAR ENDED DECEMBER 31, 1999



CLASS Y (A)
SELECTED DATA FOR A SHARE OUTSTANDING:



                                                                      TOUCHSTONE GROWTH                  TOUCHSTONE
                                                                         & INCOME FUND                    BOND FUND
                                                                     --------------------           --------------------
Net asset value, beginning of period                                   $        20.87                 $        14.15
------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.23                           0.64
Net realized and unrealized gain (loss) on investments                           0.34                          (0.84)
------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                                        0.57                          (0.20)
------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                        (0.26)                         (0.82)
   Realized capital gains                                                       (0.03)                            --
   Return of capital                                                            (1.19)                         (0.07)
------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                               (1.48)                         (0.89)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $        19.96                 $        13.06
------------------------------------------------------------------------------------------------------------------------
   Total return (b)                                                              2.71%                         (1.44)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                     $       21,448                 $       13,948
Ratios to average net assets (c)
   Expenses                                                                      1.05%                          0.65%
   Net investment income (loss)                                                  1.28%                          6.18%
Portfolio turnover                                                                 99%                           120%
------------------------------------------------------------------------------------------------------------------------


(a)  The Class commenced operations on January 1, 1999.
(b)  The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(c)  If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been as follows:
                                                                                 1.88%                          2.01%

The accompanying notes are an integral part of the financial statements.

50

  TOUCHSTONE SERIES TRUST


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Touchstone Series Trust (the "Trust"), formerly Select Advisors Trust A, was organized as a Massachusetts business trust on February 7, 1994 and is registered under the Investment Company Act of 1940, as amended ("the Act"), as an open-end management investment company. The Trust consists of eight Funds, each having distinct investment objectives and policies: Touchstone Emerging Growth Fund ("Emerging Growth Fund"), Touchstone International Equity Fund ("International Equity Fund"), Touchstone Income Opportunity Fund ("Income Opportunity Fund"), Touchstone Value Plus Fund ("Value Plus Fund"), Touchstone Growth & Income Fund ("Growth & Income Fund"), Touchstone Balanced Fund ("Balanced Fund"), Touchstone Bond Fund ("Bond Fund") and Touchstone Standby Income Fund ("Standby Income Fund") (each a "Fund" and collectively, the "Funds").

Each Fund, other than the Growth & Income Fund, Bond Fund and Standby Income Fund, is divided into two classes of shares: class A shares ("Class A Shares") and class C shares ("Class C Shares"). Each class of shares charges different sales charges and distribution or service fees. The amount of sales charges and other fees you pay will depend on which class of shares you own. The Growth & Income Fund and the Bond Fund also offer class Y shares ("Class Y Shares"), which are not available for sale to the public. The Standby Income Fund does not offer classes of shares and it does not charge sales charges, distribution fees or service fees.

As of December 31, 1999, Touchstone Advisors, Inc., an indirect subsidiary of the Western-Southern Life Assurance Company ("Western-Southern"), and Western-Southern together owned 20.6%, 4.8%, 6.8%, 1.5%, 48.6%, 7.0% and 40.6%
of the outstanding Class A Shares and 0.1%, 0.1%, 0.1%, 0%, 0.2%, 0%, and 0% of the outstanding Class C Shares of the Emerging Growth Fund, the International Equity Fund, the Income Opportunity Fund, the Value Plus Fund, the Growth & Income Fund, the Balanced Fund, and the Bond Fund, respectively. Touchstone Advisors, Inc. and Western-Southern owned 6.3% of the outstanding shares of the Standby Income Fund as of December 31, 1999.

The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies of the Funds.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Trustees of the Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

51

  TOUCHSTONE SERIES TRUST

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of these securities, but are included with net realized and unrealized gain or loss on investments.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

DIVIDENDS AND DISTRIBUTIONS. Substantially all of the net investment income of the Income Opportunity Fund and the Bond Fund is declared as dividends and paid monthly. Substantially all of the net investment income of the Value Plus Fund and the Balanced Fund is declared as dividends and paid quarterly. Substantially all of the net investment income of the Growth & Income Fund is currently declared as dividends and paid quarterly. For the months of January 1999 through March 1999, the Growth & Income Fund declared and paid dividends monthly. Substantially all of the net investment income of the Emerging Growth Fund and the International Equity Fund is declared as dividends and paid annually. It is the policy of the Standby Income Fund to record income dividends daily and distribute them monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Dividends and distributions are recorded on the ex-dividend date and are reinvested at net asset value.

Income and realized capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to non-deductible organization costs, passive foreign investment companies, foreign currency transactions, losses deferred due to wash sales, and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated net realized gain or loss from the Funds may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

ORGANIZATION EXPENSE. Organization expenses attributable to the Funds were deferred and are being amortized by each Fund on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any redemption by Touchstone Advisors, Inc. or any other then-current holder

52

  TOUCHSTONE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS CONTINUED


of the organizational seed capital shares ("Initial Shares") of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund, determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund then outstanding after taking into account any prior redemptions of the Initial Shares of the Fund. The amount of such reduction in excess of the unamortized organization expenses of the Fund, if any, shall be contributed by the Fund.

FEDERAL TAXES. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, and net realized capital gains, if any, within the prescribed time periods. Therefore, no provision has been made for federal income taxes. It is intended that each Fund's assets will be managed in such a way that an investor in the Fund will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

WRITTEN OPTIONS. Each Fund may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. Each Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation and depreciation of forward foreign currency contracts. As of December 31, 1999, the following Funds had the following open forward foreign currency and spot contracts:



                                                                                                     Unrealized
                                                 Contracts to                                       Appreciation/
Portfolio Name             Maturity Date        Deliver/Receive     In Exchange For     Value      (Depreciation)
Balanced Fund:
Sales                       02/01/2000            GBP  41,520           $ 68,124      $  67,069       $ 1,055
                            03/13/2000            ZAR 565,000             91,141         91,870          (729)
-----------------------------------------------------------------------------------------------------------------
                                                                                                       $  326
-----------------------------------------------------------------------------------------------------------------
GBP Great Britain Pound
ZAR South African Rand



53

  TOUCHSTONE SERIES TRUST


                                                                                                     Unrealized
                                                 Contracts to                                       Appreciation/
Portfolio Name             Maturity Date        Deliver/Receive      In Exchange For     Value      (Depreciation)
International Equity Fund:
Sales                       01/04/2000            EUR 141,036           $143,222       $142,229       $  (993)
                            01/04/2000            GBP  88,271            142,514        142,570           (56)
                            01/04/2000            ZAR     893                145            145            --
-----------------------------------------------------------------------------------------------------------------
                                                                                                      $(1,049)
-----------------------------------------------------------------------------------------------------------------
EUR European Monetary Unit (Euro)
GBP Great Britain Pound
ZAR  South African Rand


REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Fund may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Trustees of the Fund Trust. The Fund, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 100% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

SECURITY TRANSACTIONS. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

EXPENSES. Expenses incurred by the Trust with respect to any two or more Funds in the Trust are prorated to each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a class are charged to that class. Other expenses of each Fund are further allocated to each class of shares based on their relative net asset values.


2. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Some of the Funds may invest in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

54

  TOUCHSTONE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS CONTINUED


3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR. The Trust has an investment advisory agreement with Touchstone Advisors, Inc. (the "Advisor"), an indirect subsidiary of Western-Southern Life Assurance Company ("Western-Southern"). Under the terms of the investment advisory agreement, each Fund pays an investment advisory fee that is computed daily and paid monthly. For the year ended December 31, 1999, each Fund incurred the following investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Fund.



           Emerging  International  Income      Value     Growth &                            Standby
            Growth      Equity    Opportunity   Plus       Income     Balanced     Bond       Income
             Fund        Fund        Fund       Fund        Fund        Fund       Fund        Fund
Rate         0.80%       0.95%       0.65%      0.75%       0.80%       0.80%      0.55%       0.25%
-------------------------------------------------------------------------------------------------------


Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor pays each sub-advisor a fee for services provided using an annual rate, as specified below, that is computed daily and paid monthly based on average daily net assets. As of December 31, 1999, the following sub-advisory agreements were in place:

EMERGING GROWTH FUND
David L. Babson & Company, Inc.                0.50%
Westfield Capital Management Company, Inc.     0.45% on the first $10 million
                                               0.40% on the next $40 million
                                               0.35% thereafter
INTERNATIONAL EQUITY FUND
Credit Suisse Asset Management                 0.85% on the first $30 million
                                               0.80% on the next $20 million
                                               0.70% on the next $20 million
                                               0.60% thereafter
INCOME OPPORTUNITY FUND
Alliance Capital Management L.P.               0.40% on the first $50 million
                                               0.35% on the next $20 million
                                               0.30% on the next $20 million
                                               0.25% thereafter
VALUE PLUS FUND
Fort Washington Investment Advisors, Inc.      0.45%

GROWTH & INCOME FUND
Scudder Kemper Investments, Inc.               0.50% on the first $150 million
                                               0.45% thereafter
BALANCED FUND
OpCap Advisors, Inc.                           0.60% on the first $20 million*
                                               0.50% on the next $30 million*
                                               0.40% thereafter*
BOND FUND
Fort Washington Investment Advisors, Inc.      0.30%

STANDBY INCOME FUND
Fort Washington Investment Advisors, Inc.      0.15%

* Includes assets of the Balanced Fund of the Trust and the Balanced Fund of the Touchstone Variable Series Trust (for which OpCap Advisors, Inc. also acts in a sub-advisory capacity).

Fort Washington Investment Advisors, Inc., is an affiliate of the Advisor.

55

  TOUCHSTONE SERIES TRUST


DISTRIBUTION AND SERVICE PLAN. Under the Trust's Distribution and Service Plan in accordance with Rule 12b-1 under the Act, the Trust retains Touchstone Securities, Inc. ("Distributor"), an indirect subsidiary of Western-Southern, as a service agent of the Trust and as the principal underwriter of the shares of each Fund. Under the Distribution Plan, Class C Shares of each Fund pay a fee to the Distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of the Fund to finance activity that is principally intended to result in the sale of Class C Shares of the Fund. Under the Service Plan, Class A Shares and Class C Shares of each Fund pay a fee to the Distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of the Fund for the provision of certain services to the holders of Class A Shares and Class C Shares.

SPONSOR. The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor. The Advisor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Advisor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor waived all fees under the Sponsor Agreement through December 31, 1999. In the last amendment to the Sponsor Agreement, the Advisor also agreed to continue to waive all fees until April 30, 2000. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice.

TRUSTEES. Each Trustee who is not an "interested person" (as defined in the Act) of the Trust receives an aggregate of $5,000 annually plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses from the Trust and from Touchstone Variable Series Trust which is included in a separate annual report. For the year ended December 31, 1999 the Trust incurred $11,903 in Trustee fees which was prorated to each Fund.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES
Investment transactions (excluding purchases and sales of U.S. government agency obligations and excluding short-term investments) for the year ended December 31, 1999 were as follows:


                                 Cost of Purchases        Proceeds from Sales

    Emerging Growth Fund             $10,881,802              $12,034,258
    International Equity Fund         18,436,152               18,763,995
    Income Opportunity Fund           19,695,435               21,307,289
    Value Plus Fund                   17,640,821               17,077,526
    Growth & Income Fund              24,461,076               28,062,562
    Balanced Fund                      4,405,934                5,713,658
    Bond Fund                          4,177,018                3,033,546
    Standby Income Fund                9,405,343                4,215,180


The following Funds had transactions in U.S. government and U.S. government agency obligations:

                                  Cost of Purchases        Proceeds from Sales
     Growth & Income Fund              $ 520,576             $    384,660
     Balanced Fund                       536,732                  445,979
     Bond Fund                         6,855,778                7,675,939
     Standby Income Fund               1,117,792                1,165,442

56

  TOUCHSTONE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS CONTINUED


5. RESTRICTED SECURITIES

Restricted securities may be difficult to dispose of and involve time-consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of December 31, 1999, the Bond Fund held restricted securities valued by the trustees of the Trust at $699,034, representing 3.63% of net assets. Acquisition date and cost of each are as follows:

                                       Acquisition Date                  Cost

Mercantile Safe Deposit                    3/28/85                     $ 49,459
Central America, Series F                   8/1/86                      139,864
Central America, Series G                   8/1/86                      139,864
Central America, Series H                   8/1/86                      139,864
Republic of Honduras, Series C              5/1/88                      122,571
Republic of Honduras, Series D              5/1/88                      139,689

The Bond Fund received these securities from The Western & Southern Life Insurance Company Separate Account A on October 4, 1994, in exchange for a proportionate interest in the Bond Portfolio. As part of a subsequent reorganization, these securities were redeemed in kind and acquired by the Bond Fund. (Note 7)


6. EXPENSE REIMBURSEMENTS

The Sponsor has agreed to reimburse each Fund so that, following such reimbursement, the aggregate total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of each Fund are not greater, on an annual basis, than the percentage of average daily net assets of the Fund listed below for the year ended December 31, 2000.

                            Emerging International Income      Value    Growth &                          Standby
                             Growth     Equity   Opportunity   Plus      Income    Balanced     Bond      Income
                              Fund       Fund       Fund       Fund       Fund       Fund       Fund       Fund
Voluntary Expense Limit -
            Class A           1.50%      1.60%      1.20%      1.30%      1.30%      1.35%      0.90%      0.75%
Voluntary Expense Limit -
            Class C           2.25%      2.35%      1.95%      2.05%      2.05%      2.10%      1.65%       --
Voluntary Expense Limit -
            Class Y            --         --         --         --        1.05%       --        0.65%       --
Aggregate Amount of
Reimbursement to Fund       $215,188   $309,722   $242,471   $216,639   $317,320   $226,438   $268,587   $162,742
-----------------------------------------------------------------------------------------------------------------


7. CAPITAL CONTRIBUTION

Effective immediately after the close of business on December 31, 1998, each series of Select Advisors Trust C and each series of Select Advisors Trust A withdrew its assets (net of liabilities) from the corresponding series of Select Advisors Portfolios. Each Select Advisors Trust A Fund then acquired all of the assets (net of the liabilities) of the corresponding Select Advisors Trust C Fund in a tax-free exchange for Class C shares of such Select Advisors Trust A Fund. In addition, where applicable, The Western & Southern Life Insurance Company Separate Account A, in a taxable exchange, withdrew its assets from each Portfolio of Select Advisors Portfolios in which it invested and reinvested such assets in Class Y shares of the corresponding Select Advisors Trust A Fund. Select Advisors Trust A was renamed Touchstone Series Trust at the time of these transactions. Thus, an initial capital contribution to each Fund of Touchstone Series Trust equal to the amount of the respective Select Advisors Trust C Fundand The Western & Southern Life Insurance Company Separate Account A's net assets was made at that time.

57

  TOUCHSTONE SERIES TRUST

The following is a summary by Fund of unrealized appreciation (depreciation) acquired from each series of Select Advisors Trust C as of the acquisition date, as well as the number of shares issued from each class from the transaction:

Touchstone                     Unrealized         Class C          Class Y
Series Trust Fund             Appreciation/       Shares           Shares
(Survivor Fund)              (Depreciation)       Issued           Issued
--------------                ------------     ------------     -------------
Emerging Growth                  $345,785         $251,885
International Equity              849,328          417,774                --
Income Opportunity               (805,796)         511,577                --
Value Plus                         19,614           31,018                --
Growth & Income                    91,423          193,065         1,000,000
Balanced                           47,846          286,552                --
Bond                               20,632          113,070         1,000,000

As of January 1, 1999, the Income Opportunity Fund had a capital loss carryover of $495,541. There is an annual limitation of $178,514 on this capital loss carry-forward.


8. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows for the following periods and classes of each Fund:


TOUCHSTONE EMERGING GROWTH FUND

                                                     Year Ended                   Year Ended
                                                  December 31, 1999          December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding (Class A):
   Shares sold                               97,013      $  1,411,794    343,695        $5,012,537
   Reinvestment of dividends and
   distributions                             71,583        1,184,076     32,355           418,391
-------------------------------------------------------------------------------------------------------
                                            168,596         2,595,870    376,050         5,430,928
   Shares redeemed                         (157,019)       (2,291,937)  (111,410)       (1,581,667)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                   11,577       $   303,933    264,640        $3,849,261
-------------------------------------------------------------------------------------------------------
Shares Outstanding (Class C):
   Shares sold                               23,001        $  326,924         --        $       --
   Reinvestment of dividends and
   distributions                             33,503          532,034          --                --
-------------------------------------------------------------------------------------------------------
                                             56,504           858,958         --                --
   Shares redeemed                          (64,997)         (924,372)        --                --
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                   (8,493)        $ (65,414)        --        $       --
-------------------------------------------------------------------------------------------------------


TOUCHSTONE INTERNATIONAL EQUITY FUND
                                                     Year Ended                   Year Ended
                                                  December 31, 1999          December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding (Class A):
   Shares sold                               70,684        $  940,653    123,496        $1,630,252
   Reinvestment of dividends and
   distributions                             44,305           716,077     30,828           398,640
-------------------------------------------------------------------------------------------------------
                                            114,989         1,656,730    154,324         2,028,892
   Shares redeemed                         (100,888)       (1,381,046)   (38,129)         (501,457)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                   14,101        $  275,684    116,195        $1,527,435
-------------------------------------------------------------------------------------------------------
Shares Outstanding (Class C):
   Shares sold                               23,528        $  302,293         --        $       --
   Reinvestment of dividends and
   distributions                             32,842           511,341         --                --
-------------------------------------------------------------------------------------------------------
                                             56,370           813,634         --                --
   Shares redeemed                          (67,408)         (870,128)        --                --
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (11,038)       $  (56,494)        --        $       --
-------------------------------------------------------------------------------------------------------

58

  TOUCHSTONE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS CONTINUED

TOUCHSTONE INCOME OPPORTUNITY FUND
                                                     Year Ended                   Year Ended
                                                  December 31, 1999            December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding (Class A):
   Shares sold                              134,505       $   986,761    374,781      $  3,476,133
   Reinvestment of dividends and
     distributions                           86,330           618,750     71,619           623,322
-------------------------------------------------------------------------------------------------------
                                            220,835         1,605,511    446,400         4,099,455
   Shares redeemed                         (314,603)       (2,302,822)  (283,285)       (2,599,216)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (93,768)      $  (697,311)   163,115      $  1,500,239
-------------------------------------------------------------------------------------------------------
Shares Outstanding (Class C):
   Shares sold                               48,569       $   347,865         --      $         --
   Reinvestment of dividends and
     distributions                           46,506           323,665         --                --
-------------------------------------------------------------------------------------------------------
                                             95,075           671,530         --                --
   Shares redeemed                         (143,269)       (1,029,761)        --                --
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (48,194)      $  (358,231)        --      $         --
-------------------------------------------------------------------------------------------------------


TOUCHSTONE VALUE PLUS FUND
                                                     Year Ended                  Period Ended
                                                  December 31, 1999           December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding (Class A):
   Shares sold                               88,299       $   988,307  2,605,472       $25,939,165
   Reinvestment of dividends and
     distributions                           56,984           663,608      4,677            43,452
-------------------------------------------------------------------------------------------------------
                                            145,283         1,651,915  2,610,149        25,982,617
   Shares redeemed                          (43,587)         (508,020)    (9,307)           (2,366)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                  101,696       $ 1,143,895  2,600,842       $25,980,251
-------------------------------------------------------------------------------------------------------
Shares Outstanding (Class C):
   Shares sold                               43,709       $   459,000         --       $        --
   Reinvestment of dividends and
     distributions                              928            10,553         --                --
-------------------------------------------------------------------------------------------------------
                                             44,637           469,553         --                --
   Shares redeemed                          (27,892)         (298,655)        --                --
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                   16,745       $   170,898         --       $        --
-------------------------------------------------------------------------------------------------------


TOUCHSTONE GROWTH & INCOME FUND
                                                     Year Ended                   Year Ended
                                                  December 31, 1999           December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding (Class A):
   Shares sold                               86,582       $ 1,384,357    840,694       $13,903,526
   Reinvestment of dividends and
     distributions                           80,184         1,155,576     36,887           569,460
-------------------------------------------------------------------------------------------------------
                                            166,766         2,539,933    877,581        14,472,986
   Shares redeemed                         (282,426)       (4,495,609)  (287,905)       (4,676,332)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                 (115,660)      $(1,955,676)   589,676       $ 9,796,654
-------------------------------------------------------------------------------------------------------
Shares Outstanding (Class C):
   Shares sold                               36,922         $ 543,763         --       $        --
   Reinvestment of dividends and
   distributions                             13,727           179,904         --                --
-------------------------------------------------------------------------------------------------------
                                             50,649           723,667         --                --
   Shares redeemed                          (84,583)       (1,259,682)        --                --
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (33,934)      $  (536,015)        --       $        --
-------------------------------------------------------------------------------------------------------
Shares Outstanding (Class Y):
   Shares sold                                   --         $      --         --       $        --
   Reinvestment of dividends and
   distributions                             74,730         1,488,771         --                --
-------------------------------------------------------------------------------------------------------
                                             74,730         1,488,771         --                --
   Shares redeemed                               --                --         --                --
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                   74,730       $ 1,488,771         --       $        --
-------------------------------------------------------------------------------------------------------

59

  TOUCHSTONE SERIES TRUST

TOUCHSTONE BALANCED FUND
                                                     Year Ended                   Year Ended
                                                  December 31, 1999           December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding (Class A):
   Shares sold                               41,173       $   513,685    161,051        $2,065,886
   Reinvestment of dividends and
   distributions                             35,999           427,794     23,854           286,919
-------------------------------------------------------------------------------------------------------
                                             77,172           941,479    184,905         2,352,805
   Shares redeemed                         (104,320)       (1,306,240)   (68,591)         (872,443)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (27,148)     $   (364,761)   116,314        $1,480,362
-------------------------------------------------------------------------------------------------------
Shares Outstanding (Class C):
   Shares sold                               20,873      $    251,855         --        $
   distributions                             23,421           267,813         --                --
-------------------------------------------------------------------------------------------------------
                                             44,294           519,668         --                --
   Shares redeemed                          (73,804)         (878,597)        --                --
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (29,510)     $   (358,929)        --        $       --
-------------------------------------------------------------------------------------------------------


TOUCHSTONE BOND FUND
                                                     Year Ended                   Year Ended
                                                  December 31, 1999           December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding (Class A):
   Shares sold                              137,197      $  1,368,199    436,841        $4,527,950
   Reinvestment of dividends and
   distributions                             34,756           341,765     26,120           271,637
-------------------------------------------------------------------------------------------------------
                                            171,953         1,709,964    462,961         4,799,587
   Shares redeemed                         (190,712)       (1,898,035)  (153,703)       (1,606,439)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (18,759)     $   (188,071)   309,258        $3,193,148
-------------------------------------------------------------------------------------------------------
Shares Outstanding (Class C):
   Shares sold                               35,660      $    345,721         --        $       --
   Reinvestment of dividends and
     distributions                            7,353            70,040         --                --
-------------------------------------------------------------------------------------------------------
                                             43,013           415,761         --                --
   Shares redeemed                          (47,002)         (458,867)        --                --
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                   (3,989)      $   (43,106)        --        $       --
-------------------------------------------------------------------------------------------------------
Shares Outstanding (Class Y):
   Shares sold                                   --       $        --         --        $       --
   Reinvestment of dividends and
   distributions                             67,830           915,466         --                --
-------------------------------------------------------------------------------------------------------
                                             67,830                           --                --
   Shares redeemed                               --                --         --                --
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                   67,830           915,466         --        $       --
-------------------------------------------------------------------------------------------------------


TOUCHSTONE STANDBY INCOME FUND
                                                     Year Ended                   Year Ended
                                                  December 31, 1999           December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding:
   Shares sold                            1,593,735       $15,760,608    846,688        $8,443,462
   Reinvestment of dividends and
   distributions                             62,866           623,984     54,478           543,405
-------------------------------------------------------------------------------------------------------
                                          1,656,601        16,384,592    901,166         8,986,867
   Shares redeemed                         (339,513)       (3,371,225)  (635,946)       (6,343,864)
-------------------------------------------------------------------------------------------------------
   Net increase (decrease)                1,317,088       $13,013,367    265,220        $2,643,003
-------------------------------------------------------------------------------------------------------

60

  TOUCHSTONE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS CONTINUED


9. SUBSEQUENT EVENT

On February 15, 2000, the Board of Trustees of Touchstone Series Trust (the "Trust") approved an Agreement and Plan of Reorganization (the "CST Agreement") between the Trust and Countrywide Strategic Trust (the "Strategic Trust"). Pursuant to the CST Agreement, Touchstone Emerging Growth Fund and Touchstone International Equity Fund will be merged into separate new series of Strategic Trust. In addition, Touchstone Value Plus Fund and Touchstone Growth & Income Fund will be merged into one new series of Strategic Trust. On the same date, the Trust's Board of Trustees approved an Agreement and Plan of Reorganization (the "CIT Agreement") between the Trust and Countrywide Investment Trust ("Investment Trust"). Pursuant to the CIT Agreement, Touchstone Bond Fund will be merged into Intermediate Bond Fund of Investment Trust. Each merger is subject to approval by the shareholders of the relevant Touchstone Fund.

As of the effective time of the reorganization, each of the Touchstone Funds that has received shareholder approval (each an "Acquired Fund") will transfer all of its assets, subject to liabilities, to the corresponding Countrywide Fund (each an "Acquiring Fund") in exchange solely for shares of the Acquiring Fund. As soon as practicable after the Closing Date, each Acquired Fund will distribute pro rata to its shareholders of record the shares of the Acquiring Fund received in the exchange. After the reorganization, a shareholder of an Acquired Fund will own shares of the corresponding class of the Acquiring Fund equal in value to the shares of the Acquired Fund owned by the shareholder before the reorganization.

The mergers are part of the consolidation of the Touchstone and Countrywide mutual fund complexes resulting from the acquisition by Fort Washington Investment Advisors, Inc., an affiliate of the Advisor, of all of the outstanding stock of the parent of Countrywide Investments, Inc. which serves as the investment advisor to each fund in the Countrywide Strategic Trust, Countrywide Investment Trust and Countrywide Tax-Free Trust. In connection with this consolidation, it is anticipated that the following Touchstone Funds will be terminated: Touchstone Income Opportunity Fund, Touchstone Balanced Fund and Touchstone Standby Income Fund. When the consolidation is completed and all assets of the Trust have been transferred in a merger or distributed to shareholders, the Trust will be terminated.


FEDERAL TAX INFORMATION (UNAUDITED)

At December 31, 1999, the following Funds had available, for Federal income tax purposes, unused capital losses which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until the expiration date noted:

                                        Amount                   Expiration Date
                                       --------                   --------------
Income Opportunity Fund               $1,324,985*                  12/31/2006
                                       2,842,233                   12/31/2007
Bond Fund                                286,914                   12/31/2007
Standby Income Fund                       45,214                   12/31/2007

* $495,541 of which the Fund is limited to using no more than $178,514 per year.

61

  TOUCHSTONE SERIES TRUST

From November 1, 1999 to December 31, 1999, the following Funds incurred the following net realized losses. The Funds intend to elect to defer these losses and treat them arising on January 1, 2000:

                                                                      Amount
                                                                     --------
International Equity Fund                                            $ 13,062
Income Opportunity Fund                                               272,855
Balanced Fund                                                           2,301
Bond Fund                                                              66,026
Standby Income Fund                                                     2,595

For corporate shareholders, a portion of the ordinary dividends paid during the Funds' year ended December 31, 1999 qualified for the dividends received deduction, as follows:

                                                                     Amount
                                                                    --------
Value Plus Fund                                                         100%
Growth & Income Fund                                                    100%

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following as capital gain dividends for the year ended December 31, 1999, of which 100% represents 20% rate gains:

                                                      Capital Gains Dividend
                                                      ----------------------
Emerging Growth Fund                                           $287,366
International Equity Fund                                       747,674
Value Plus Fund                                                 515,377
Growth & Income Fund                                             59,785
Balanced Fund                                                   518,705
Bond Fund                                                           111

The Touchstone International Equity Fund paid foreign taxes of $17,180, or $0.02 per share, and the Fund recognized $189,795, or $0.20 per share, of foreign source income during the year ended December 31, 1999.

62

  TOUCHSTONE SERIES TRUST

REPORT OF INDEPENDENT AUDITORS


THE BOARD OF TRUSTEES AND SHAREHOLDERS TOUCHSTONE SERIES TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Touchstone Series Trust (comprised of Emerging Growth Fund, International Equity Fund, Income Opportunity Fund, Value Plus Fund, Growth & Income Fund, Balanced Fund, Bond Fund, and Standby Income
Fund) (the Funds) as of December 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights presented herein for the year ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets presented herein for the years or periods ended December 31, 1998 and the financial highlights presented herein for each of the respective years or periods ended December 31, 1998 were audited by other auditors whose report dated February 18, 1999 expressed an unqualified opinion.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Touchstone Series Trust as of December 31, 1999, the results of their operations, the changes in their net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP
Cincinnati, Ohio
February 16, 2000

63

  TOUCHSTONE SERIES TRUST

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA

A special meeting of the shareholders of Touchstone Growth & Income Fund (the "Fund") of Touchstone Series Trust was held on January 28, 1999. At the meeting, the shareholders of the Fund voted on a proposal to approve a new sub-advisory agreement between Touchstone Advisors, Inc., the investment advisor to the Fund (the "Advisor"), and Scudder Kemper Investments, Inc. ("Scudder Kemper"), pursuant to which Scudder Kemper would act as sub-advisor with respect to the assets of the Fund. The result of the votes taken among shareholders on the proposal is listed below:

695,166.656 shares were represented in person or by proxy, or 62.06% of the outstanding shares of the Fund.

                                 # of Shares Voted            % of Shares Voted

Affirmative                        691,843.016                     99.52%
Against                                614.369                      0.09%
Abstain                              2,709.271                      0.39%
                  TOTAL            695,166.656                    100.00%

The new agreement replaced the portfolio advisory agreement dated September 7, 1998 and is identical in all substantive respects to that portfolio advisory agreement, except for different effective and termination dates.

NOTES

Distributor
-----------
Touchstone Securities, Inc.
311 Pike Street
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions


Investment Advisor of each Portfolio
------------------------------------
Touchstone Advisors, Inc.
311 Pike Street
Cincinnati, Ohio 45202


Transfer Agent
--------------
State Street Bank and Trust Company
P.O. Box 8518
Boston, Massachusetts 02266-8518


Administrator, Custodian & Fund Accounting Agent
------------------------------------------------
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116-9130


Independent Auditors
--------------------
Ernst & Young LLP
1300 Chiquita Center
250 East Fifth Street
Cincinnati, Ohio 45202


Legal Counsel
-------------
Frost & Jacobs LLP
2500 PNC Center
201 East Fifth Street
Cincinnati, Ohio 45202


[TOUCHSTONE LOGO HERE]

Touchstone
The Mark of Excellence in Investment ManagementSM

PART C.   OTHER INFORMATION

Item 23.  Exhibits
          --------

(a)  (i)   ARTICLES OF INCORPORATION
           Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

     (ii) Amendment No. 1, dated December 8, 1994, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

     (iii) Amendment No. 2, dated January 31, 1995, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

     (iv) Amendment No. 3, dated February 28, 1997, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, is hereby incorporated by reference.

(b)  (i)   BYLAWS
           Registrant's Bylaws, as amended, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 66, are hereby incorporated by reference.

     (ii) Amendment to Bylaws adopted January 10, 1984, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, are hereby incorporated by reference.

(c)  INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS

     Article IV Of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

          LIQUIDATION. In event of the liquidation or dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

          VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

          REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

          Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

          TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

     Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

          VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in
          Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2, (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

(d)  INVESTMENT ADVISORY CONTRACTS
     (i) Form of Registrant's Investment Advisory Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment #71, is hereby incorporated by reference.

     (ii) Form of Registrant's Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

(e)  UNDERWRITING CONTRACTS
     (i)   Form of Underwriter's Dealer Agreement, which was filed as an Exhibit
           to   Registrant's   Post-Effective   Amendment   No.  66,  is  hereby
           incorporated by reference.

     (ii)  Form of  Distribution  Agreement with  Touchstone  Securities,  Inc.,
           which  was  filed  as  an  Exhibit  to  Registrant's   Post-Effective
           Amendment No. 71, is hereby incorporated by reference.

(f)  BONUS OR PROFIT SHARING CONTRACTS
     None.

(g)  CUSTODIAN AGREEMENTS
     (i) Custody Agreement with The Fifth Third Bank, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 68, is hereby incorporated by reference.

(h)  OTHER MATERIAL CONTRACTS
     (i) Registrant's Accounting and Pricing Services Agreement with Countrywide Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

     (ii) Registrant's Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Countrywide Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

     (iii) Administration Agreement between Countrywide Investments, Inc. and Countrywide Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(i)  LEGAL OPINION
     Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(j)  OTHER OPINIONS
     (i)   Consent of Arthur Andersen LLP is filed herewith.

     (ii)  Consent of Ernst & Young LLP is filed herewith.

     (iii) Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)  OMITTED FINANCIAL STATEMENTS
     None.

(l)  INITIAL CAPITAL AGREEMENTS
     None.

(m)  RULE 12b-1 PLAN
     (i) Registrant's Plans of Distribution Pursuant to Rule 12b-1, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

     (ii) Form of Sales Agreement for Money Market Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

     (iii) Form of Administration Agreement for the administration of shareholder accounts, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

(n)  FINANCIAL DATA SCHEDULE
     Financial Data Schedules, which were filed as Exhibits to Registrant's Form N-SAR, are hereby incorporated by reference.

(o)  RULE 18f-3 PLAN
     Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(p)  CODE OF ETHICS
     (i) Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

     (ii)  Code of Ethics of Touchstone Advisors, Inc. is filed herewith.

     (iii) Code of Ethics of Fort Washington Investment Advisors, Inc. is filed herewith.

     (iv)  Code of Ethics of Touchstone Securities is filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Registrant
          -----------------------------------------------------------------

          None

Item 25.  Indemnification
          ---------------

(a) Article VI of the Registrant's Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

     Section 6.4 Indemnification of Trustees, Officers, etc.

          The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or
          (b) an independent legal counsel in a written opinion.

     Section 6.5 Advances of Expenses.

          The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met:
          (i) the Covered  Person shall  provide  security for his  undertaking,
          (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     Section 6.6 Indemnification Not Exclusive, etc.

          The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

(b) The Registrant maintains a mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers and Touchstone Advisors, Inc. (the "Adviser") in its capacity as investment adviser and Touchstone Securities, Inc. (the "Underwriter") in its capacity as principal underwriter, among others. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

     The Advisory Agreements and the Subadvisory Agreements provide that the Adviser (or Subadvisor) shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence of the Adviser (or Subadvisor) in the performance of its duties or from the reckless disregard by the Adviser (or Subadvisor) of its obligations under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Adviser (or Subadvisor) in defending a proceeding, upon the undertaking by or on behalf of the Adviser (or Subadvisor) to repay the advance unless it is ultimately determined that the Adviser is entitled to indemnification.

     The Underwriting Agreement with the Underwriter provides that the Underwriter, its directors, officers, employees, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of the Underwriter's duties or from the reckless disregard by any of such persons of the Underwriter's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 26.  Business and Other Connections of the Investment Advisers
          ---------------------------------------------------------

A. Touchstone Advisors, Inc. ("Touchstone") is a registered investment adviser which provides investment advisory services to the Registrant. Touchstone also serves as the investment adviser to Touchstone Variable Series Trust, Touchstone Strategic Trust and Touchstone Tax-Free Trust.

     The following list sets forth the business and other connections of the directors and executive officers of Touchstone. The addresses of the corporations listed below are shown in the table under Item 26C.

     (1)  Jill T. McGruder, President and a Director of Touchstone.

          (a) President of Touchstone Series Trust and Touchstone Variable Series Trust

          (b) A Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust.

          (c)  President,   Chief  Executive  Officer  and  a  Director  of  IFS
               Financial Services, Inc. and Touchstone Securities, Inc.

          (d) A Director of CS Holdings, Inc., Intrust Fund Solutions, Inc., IFS Fund Distributors, Inc., Ft. Washington Brokerage Services, Inc. and Capital Analysts Incorporated

          (e) President and a Director of IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

          (f)  Senior Vice  President  of The  Western-Southern  Life  Insurance
               Company

     (2) Teresa A. Siegel, Vice President and Chief Financial Officer of Touchstone.

          (a)  Chief Financial Officer of IFS Financial Services, Inc.

     (3)  Patricia J. Wilson, Chief Compliance Officer of Touchstone

          (a)  Chief Compliance Officer of Touchstone Securities, Inc.

          (b)  Director of Compliance of IFS Financial Services, Inc.

     (4)  Donald J. Wuebbling, a Director of Touchstone

          (a)  Director of Touchstone Securities, Inc.

          (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

     (5)  James N. Clark, a Director of Touchstone

          (a)  Director of Touchstone Securities, Inc.

          (b) Executive Vice President and Director of The Western and Southern Life Insurance Company

     (6)  William F. Ledwin, a Director of Touchstone

          (a) A Director of CS Holdings, Inc., Intrust Fund Solutions, Inc., IFS Fund Distributors, Inc., Ft. Washington Brokerage Services, Inc., IFS Agency Services, Inc., Capital Analysts Incorporated, IFS Insurance Agency, Inc., Touchstone Securities, Inc., IFS Financial Services, Inc., IFS Systems, Inc. and Eagle Realty Group, Inc.

          (b) President and a Director of Fort Washington Investment Advisors, Inc.

          (c) Vice President and Chief Investment Officer of Columbus Life Insurance Company

          (d) Senior Vice President and Chief Investment Officer of The Western-Southern Life Insurance Company

B. Fort Washington Investment Advisors, Inc. ("Ft. Washington") is a registered investment adviser which provides sub-advisory services to the Funds in Touchstone Tax-Free Trust and to certain Funds in Touchstone Variable Series Trust, Touchstone Investment Trust and Touchstone Strategic Trust. Ft. Washington also provides investment advice to institutional and individual clients.

     The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington. The addresses of the corporations listed below are shown in the table under Item 26C.

     (1)  William J. Williams, Chairman and a director of Ft. Washington

          (a) Chairman of the Board of The Western and Southern Life Insurance Company

     (2)  William F. Ledwin, President and a director of Ft. Washington

          See biography above

     (3)  James J. Vance, Vice President and Treasurer of Ft. Washington

          (a) Vice President and Treasurer of The Western and Southern Life Insurance Company

     (4) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

          (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

     (5) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

          (a) Vice President and Senior Portfolio Manager of Ft. Washington Brokerage Services, Inc.

     (6) Charles E. Stutenroth IV, Vice President and Senior Portfolio Manager of Ft. Washington

          (a) Vice President and Senior Portfolio Manager of Ft. Washington Brokerage Services, Inc.

          (b) Senior Vice President and Portfolio Manager of Bank of America Investment Management, Charlotte North Carolina until 1999.

     (7) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

C. The address and principal business of each corporation listed in Item 26A and Item 26B are shown below.

     -----------------------------------------------------------------------------------------------
     ADDRESS                            CORPORATION                     PRINCIPAL BUSINESS
     -----------------------------------------------------------------------------------------------
     311 Pike Street Cincinnati OH      IFS Financial Services, Inc.    Holding company
                                        IFS Agency Services, Inc.       Insurance agency
                                        IFS Insurance Agency, Inc.      Insurance agency
                                        IFS Systems, Inc.               Information systems provider
                                        Touchstone Advisors, Inc.       Investment advisor
                                        Touchstone Series Trust         Investment company
                                        Touchstone Variable Series      Investment company
                                        Trust
     -----------------------------------------------------------------------------------------------
     312 Walnut Street Cincinnati OH    CS Holdings, Inc.               Holding company
                                        Integrated Fund Services, Inc.  Mutual fund services provider
                                        Ft. Washington Brokerage        Broker-dealer
                                        Services, Inc.
                                        Touchstone Investment Trust     Investment company
                                        Touchstone Strategic Trust      Investment company
                                        Touchstone Tax-Free Trust       Investment company
                                        IFS Fund Distributors, Inc.     Broker-dealer
     -----------------------------------------------------------------------------------------------


     -----------------------------------------------------------------------------------------------
     400 Broadway Cincinnati OH         The Western-Southern Life       Insurance company
                                        Insurance Company
     -----------------------------------------------------------------------------------------------
     400 East Fourth Street             Columbus Life Insurance         Life insurance company
     Cincinnati OH                      Company
     -----------------------------------------------------------------------------------------------
     420 East Fourth Street             Fort Washington Investment      Investment advisor
     Cincinnati OH                      Advisors, Inc.
     -----------------------------------------------------------------------------------------------
     421 East Fourth Street             Eagle Realty Group, Inc.        Real estate brokerage and
     Cincinnati OH                                                      management service provider
     -----------------------------------------------------------------------------------------------
     3 Radnor Corporate Center          Capital Analysts                Investment advisor and
     Radnor PA                          Incorporated                    broker-dealer
     -----------------------------------------------------------------------------------------------

Item 27   Principal Underwriters
          ----------------------

(a) Touchstone Securities also acts as underwriter for Touchstone Strategic Trust and Touchstone Tax-Free Trust.

(b) The following list sets forth the business and other connections of the directors and executive officers of Touchstone Securities. Unless otherwise noted with an asterisk, the address of the persons named below is 311 Pike Street, Cincinnati, Ohio 45202.

                                                                POSITION WITH
     NAME                     POSITION WITH UNDERWRITER         REGISTRANT
     ---------------------------------------------------------------------------

     Jill T. McGruder         President/Director                Trustee

     William F. Ledwin        Director                          None

     Patricia J. Wilson       Chief Compliance Officer          None

     Teresa A. Siegel         Vice President/Chief Financial    None
                              Officer

     James J. Vance           Vice President                    None

     Edward S. Heenan         Controller/Director               None

     Donald J. Wuebbling      Director                          None

     James N. Clark           Director                          None

     Robert F. Morand         Secretary                         None

     Richard K. Taulbee       Vice President                    None

(c)  None

Item 28.  Location of Accounts and Records
          --------------------------------

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 29.  Management Services Not Discussed in Part A or Part B
          -----------------------------------------------------

          None.

Item 30.  Undertakings
          ------------

(a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b)  Within  five  business  days  after  receipt  of a written  application  by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

     (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or

     (ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such
          Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registrant's Registration Statement and has duly caused this Post-Effective Amendment to the Registrant's Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 25th day of April, 2000.

                                        TOUCHSTONE INVESTMENT TRUST

                                        By: /s/ Robert H. Leshner
                                            ----------------------------
                                            Robert H. Leshner, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

SIGNATURE                                         TITLE

/s/ Robert H. Leshner                             April 25, 2000
-----------------------------                     President and Trustee
Robert H. Leshner

/s/ Theresa M. Samocki                            April 25, 2000
-----------------------------                     Treasurer
Theresa M. Samocki

William O. Coleman*                               Trustee

Phillip R. Cox*                                   Trustee

H. Jerome Lerner*                                 Trustee

/s/ Jill T. McGruder                              April 25, 2000
-----------------------------                     Trustee
Jill T. McGruder

Oscar P. Robertson*                               Trustee

Nelson Schwab, Jr.*                               Trustee

Robert E. Stautberg*                              Trustee

Joseph S. Stern, Jr.*                             Trustee

*By: /s/ Jill T. McGruder                         April 25, 2000
     ----------------------------
     Jill T. McGruder
     As attorney in fact for each Trustee

                                  EXHIBIT INDEX

99.23(j)(i)          Consent of Arthur Andersen LLP

99.23(j)(ii)         Consent of Ernst & Young LLP

99.23(j)(iii)        Consent of PricewaterhouseCoopers LLP

99.23(p)(ii)         Code of Ethics--Touchstone Advisors, Inc.

99.23(p)(iii)        Code of Ethics--Fort Washington Investment Advisors, Inc.

99.23(p)(iv)         Code of Ethics--Touchstone Securities, Inc.